UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03290

Name of Fund:    BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock Government Money Market V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock iShares Alternative Strategies V.I. Fund

BlackRock iShares Dynamic Allocation V.I Fund

BlackRock iShares Dynamic Fixed Income V.I. Fund

BlackRock iShares Equity Appreciation V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Managed Volatility V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Total Return V.I. Fund

BlackRock U.S. Government Bond V.I. Fund

BlackRock Value Opportunities V.I. Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Variable

             Series Funds, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Basic Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Honeywell International, Inc.	15,140	$1,433,607
Raytheon Co.	45,210	4,939,645
Spirit AeroSystems Holdings, Inc., Class A (a)	2,730	131,968

		6,505,220
Airlines — 0.3%
American Airlines Group, Inc.	37,970	1,474,375
Auto Components — 1.5%
Lear Corp.	59,340	6,455,005
Automobiles — 0.4%
General Motors Co.	39,130	1,174,683
Thor Industries, Inc.	14,439	747,940

		1,922,623
Banks — 14.1%
Citigroup, Inc.	443,080	21,981,199
JPMorgan Chase & Co.	365,486	22,283,681
KeyCorp	214,320	2,788,303
Regions Financial Corp.	412,460	3,716,265
Wells Fargo & Co.	222,840	11,442,834

		62,212,282
Biotechnology — 1.6%
Baxalta, Inc.	223,170	7,032,087
Capital Markets — 1.5%
Ameriprise Financial, Inc.	15,570	1,699,154
KKR & Co. LP (a)	57,354	962,400
Morgan Stanley	118,770	3,741,255
State Street Corp.	4,180	280,938

		6,683,747
Chemicals — 1.0%
Akzo Nobel NV — ADR	39,084	841,479
Celanese Corp., Series A	3,030	179,285
LyondellBasell Industries NV, Class A	39,300	3,276,048

		4,296,812
Communications Equipment — 10.4%
Cisco Systems, Inc.	846,910	22,231,387
Nokia OYJ — ADR (b)	256,000	1,735,680
QUALCOMM, Inc.	299,820	16,109,329
Telefonaktiebolaget LM Ericsson — ADR	600,160	5,869,565

		45,945,961
Construction & Engineering — 0.6%
AECOM (a)	60,800	1,672,608
Jacobs Engineering Group, Inc. (a)	24,570	919,655

		2,592,263
Consumer Finance — 6.4%
Capital One Financial Corp.	157,300	11,407,396

Common Stocks	Shares	Value
Consumer Finance (continued)
Discover Financial Services	277,810	$14,443,342
SLM Corp. (a)(b)	316,590	2,342,766

		28,193,504
Containers & Packaging — 0.3%
Bemis Co., Inc.	20,040	792,983
Crown Holdings, Inc. (a)	11,290	516,518
Sonoco Products Co.	5,840	220,402

		1,529,903
Diversified Financial Services — 2.3%
Nasdaq, Inc.	193,670	10,328,421
Diversified Telecommunication Services — 4.0%
Verizon Communications, Inc.	403,980	17,577,170
Electric Utilities — 1.7%
American Electric Power Co., Inc.	930	52,880
Edison International	880	55,502
Exelon Corp.	244,390	7,258,383

		7,366,765
Electronic Equipment, Instruments & Components — 0.1%
Avnet, Inc.	6,390	272,725
Energy Equipment & Services — 1.9%
Baker Hughes, Inc.	73,030	3,800,481
Halliburton Co.	39,050	1,380,417
Superior Energy Services, Inc.	238,182	3,008,239

		8,189,137
Food & Staples Retailing — 1.4%
CVS Health Corp.	10,130	977,342
Kroger Co.	137,682	4,966,190

		5,943,532
Food Products — 0.2%
Kellogg Co.	3,120	207,636
Tyson Foods, Inc., Class A (b)	19,560	843,036

		1,050,672
Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	126,920	4,169,322
Hologic, Inc. (a)	52,370	2,049,238
Medtronic PLC	73,998	4,953,426
Zimmer Biomet Holdings, Inc.	33,130	3,111,901

		14,283,887
Health Care Providers & Services — 2.4%
Community Health Systems, Inc. (a)	98,260	4,202,580
Laboratory Corp. of America Holdings (a)	17,396	1,886,944
Quest Diagnostics, Inc.	70,923	4,359,637

		10,449,161

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	2,310	$166,089
Household Durables — 1.8%
Newell Rubbermaid, Inc.	190,840	7,578,256
Tupperware Brands Corp. (b)	11,000	544,390

		8,122,646
Independent Power and Renewable Electricity Producers — 2.2%
AES Corp.	637,580	6,241,908
Dynegy, Inc. (a)	157,680	3,259,246

		9,501,154
Insurance — 5.8%
Genworth Financial, Inc., Class A (a)	495,850	2,290,827
Hartford Financial Services Group, Inc.	154,441	7,070,309
Lincoln National Corp.	114,807	5,448,740
MetLife, Inc.	38,101	1,796,462
Prudential Financial, Inc.	55,060	4,196,123
XL Group PLC	134,680	4,891,578

		25,694,039
IT Services — 0.1%
Total System Services, Inc.	7,740	351,628
Western Union Co.	2,440	44,798

		396,426
Life Sciences Tools & Services — 0.0%
Bruker Corp. (a)	8,242	135,416
Media — 1.6%
Interpublic Group of Cos., Inc.	47,010	899,301
Scripps Networks Interactive, Inc., Class A (b)	55,860	2,747,753
Viacom, Inc., Class B	74,840	3,229,346

		6,876,400
Metals & Mining — 0.1%
Allegheny Technologies, Inc.	12,000	170,160
Reliance Steel & Aluminum Co.	4,850	261,949

		432,109
Multiline Retail — 1.5%
Macy’s, Inc.	128,250	6,581,790
Multi-Utilities — 0.1%
Ameren Corp.	7,230	305,612
PG&E Corp.	1,050	55,440

		361,052
Oil, Gas & Consumable Fuels — 11.4%
Apache Corp.	210,380	8,238,481
Gulfport Energy Corp. (a)	191,270	5,676,894
Marathon Oil Corp.	717,652	11,051,841
Marathon Petroleum Corp.	102,630	4,754,848
Suncor Energy, Inc. (b)	235,490	6,292,293
Valero Energy Corp.	234,100	14,069,410
World Fuel Services Corp.	6,040	216,232

		50,299,999
Pharmaceuticals — 8.3%
Merck & Co., Inc.	201,570	9,955,542
Pfizer, Inc.	752,940	23,649,845
Teva Pharmaceutical Industries Ltd. — ADR	50,490	2,850,665

		36,456,052
Professional Services — 1.7%
ManpowerGroup, Inc.	6,660	545,387
Nielsen Holdings NV	152,380	6,776,339

		7,321,726

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Property Group, Inc.	42,240	$991,795
Outfront Media, Inc.	155,746	3,239,517
Starwood Property Trust, Inc.	165,110	3,388,057

		7,619,369
Semiconductors & Semiconductor Equipment — 0.9%
Teradyne, Inc.	230,150	4,145,001
Specialty Retail — 1.8%
Gap, Inc.	112,850	3,216,225
GNC Holdings, Inc., Class A	114,840	4,641,833

		7,858,058
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	40,590	4,477,077
Wireless Telecommunication Services — 1.7%
Telephone & Data Systems, Inc.	234,714	5,858,461
United States Cellular Corp. (a)	50,031	1,772,598

		7,631,059
Total Common Stocks — 98.5%		434,380,714

Preferred Stocks
Food Products — 0.3%
Tyson Foods, Inc., 4.75% (c)	28,099	1,440,355
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (b)(c)	3,270	359,700
Total Preferred Stocks — 0.4%		1,800,055
Total Long-Term Investments (Cost — $427,209,982) — 98.9%		436,180,769

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	2,990,369	2,990,369

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (d)(e)(f)	$ 6,345	6,344,587
Total Short-Term Securities (Cost — $9,334,956) — 2.1%		9,334,956
Total Investments (Cost — $436,544,938*) — 101.0%		445,515,725
Liabilities in Excess of Other Assets — (1.0)%		(4,269,904)

Net Assets — 100.0%		$441,245,821

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Basic Value V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$438,211,909

Gross unrealized appreciation	$58,416,312
Gross unrealized depreciation	(51,112,496)

Net unrealized appreciation	$7,303,816

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,354,761	635,608	2,990,369	$2,732
BlackRock Liquidity Series, LLC, Money Market Series	$1,050,868	$5,293,719	$6,344,587	12,550	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$436,180,769	—	—	$436,180,769
Short-Term Securities	2,990,369	$6,344,587	—	9,334,956

Total	$439,171,138	$6,344,587	—	$445,515,725

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	3

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$83,397	—	—	$83,397
Liabilities:
Collateral on securities loaned at value	—	$(6,344,587)	—	(6,344,587)

Total	$83,397	$(6,344,587)	—	$(6,261,190)

During the period ended September 30, 2015, there were no transfers between levels.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 1.1%
Delta Air Lines, Inc.	86,498	$3,881,165
Auto Components — 1.2%
Delphi Automotive PLC	56,212	4,274,361
Beverages — 1.8%
Constellation Brands, Inc., Class A	50,058	6,267,762
Biotechnology — 7.7%
Biogen, Inc. (a)	33,254	9,703,850
Celgene Corp. (a)	36,338	3,930,681
United Therapeutics Corp. (a)(b)	78,462	10,297,353
Vertex Pharmaceuticals, Inc. (a)	34,142	3,555,548

		27,487,432
Chemicals — 2.6%
Ecolab, Inc.	32,189	3,531,777
Sherwin-Williams Co.	25,099	5,591,555

		9,123,332
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class B (a)	57,046	7,438,798
Moody’s Corp.	51,391	5,046,596

		12,485,394
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	40,992	5,926,213
CVS Health Corp.	58,905	5,683,154

		11,609,367
Food Products — 0.5%
Mead Johnson Nutrition Co.	24,560	1,729,024
Health Care Providers & Services — 4.6%
Humana, Inc.	38,042	6,809,518
UnitedHealth Group, Inc.	82,355	9,554,004

		16,363,522
Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.	59,795	3,398,748
Internet & Catalog Retail — 8.8%
Amazon.com, Inc. (a)	24,546	12,564,852
Netflix Inc. (a)	98,696	10,191,349
TripAdvisor, Inc. (a)	131,585	8,292,487

		31,048,688
Internet Software & Services — 16.4%
Facebook, Inc., Class A (a)	252,485	22,698,402
Google, Inc., Class A (a)	35,934	22,939,188
LinkedIn Corp., Class A (a)	28,040	5,331,245
Tencent Holdings Ltd.	425,600	7,174,165

		58,143,000
IT Services — 8.2%
Alliance Data Systems Corp. (a)	33,510	8,678,420
MasterCard, Inc., Class A	56,912	5,128,909
Visa, Inc., Class A	218,582	15,226,422

		29,033,751
Life Sciences Tools & Services — 0.8%
Illumina, Inc. (a)	16,438	2,890,129

Common Stocks	Shares	Value
Media — 3.5%
Liberty Global PLC, Class A (a)	181,001	$7,772,183
Walt Disney Co.	46,779	4,780,814

		12,552,997
Multiline Retail — 2.1%
Dollar General Corp.	104,342	7,558,535
Oil, Gas & Consumable Fuels — 0.8%
Concho Resources, Inc. (a)	30,640	3,011,912
Pharmaceuticals — 7.7%
AbbVie, Inc.	137,248	7,467,664
Allergan PLC (a)	24,364	6,622,379
Perrigo Co. PLC	52,571	8,267,841
Valeant Pharmaceuticals International, Inc. (a)	28,037	5,001,240

		27,359,124
Real Estate Investment Trusts (REITs) — 1.8%
Crown Castle International Corp.	81,533	6,430,508
Road & Rail — 2.3%
Union Pacific Corp.	91,246	8,067,059
Software — 5.9%
Mobileye NV (a)(b)	93,715	4,262,158
Salesforce.com, Inc. (a)	153,154	10,633,482
Splunk, Inc. (a)	35,518	1,965,921
Workday, Inc., Class A (a)	56,847	3,914,484

		20,776,045
Specialty Retail — 3.4%
Home Depot, Inc.	65,274	7,538,494
Restoration Hardware Holdings, Inc. (a)	49,454	4,614,553

		12,153,047
Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	103,368	11,401,490
Textiles, Apparel & Luxury Goods — 2.9%
Hanesbrands, Inc.	132,440	3,832,814
NIKE, Inc., Class B	53,221	6,544,586

		10,377,400
Total Common Stocks — 95.1%		337,423,792

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

Preferred Stock	Shares	Value
Software — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,858,021) (a)(c)	466,235	$4,988,715
Total Long-Term Investments (Cost — $307,240,257) — 96.5%		342,412,507

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	14,953,388	14,953,388

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (d)(e)(f)	$ 4,195	$4,195,494
Total Short-Term Securities (Cost — $19,148,882) — 5.4%		19,148,882
Total Investments (Cost — $326,389,139*) — 101.9%		361,561,389
Liabilities in Excess of Other Assets — (1.9)%		(6,855,817)

Net Assets — 100.0%		$354,705,572

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$326,964,812

Gross unrealized appreciation	$42,874,803
Gross unrealized depreciation	(8,278,226)

Net unrealized appreciation	$34,596,577

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $4,988,715 and an original cost of $2,858,021 which was 1.4% of its net assets.

(d)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,669,942	13,283,446	14,953,388	$2,302
BlackRock Liquidity Series, LLC, Money Market Series	$16,360,294	$(12,164,800)	$ 4,195,494	$9,977	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	$3,881,165	—	—	$3,881,165
Auto Components	4,274,361	—	—	4,274,361
Beverages	6,267,762	—	—	6,267,762
Biotechnology	27,487,432	—	—	27,487,432
Chemicals	9,123,332	—	—	9,123,332
Diversified Financial Services	12,485,394	—	—	12,485,394
Food & Staples Retailing	11,609,367	—	—	11,609,367
Food Products	1,729,024	—	—	1,729,024
Health Care Providers & Services.	16,363,522	—	—	16,363,522
Hotels, Restaurants & Leisure	3,398,748	—	—	3,398,748
Internet & Catalog Retail	31,048,688	—	—	31,048,688
Internet Software & Services	50,968,835	$7,174,165	—	58,143,000
IT Services	29,033,751	—	—	29,033,751
Life Sciences Tools & Services	2,890,129	—	—	2,890,129
Media	12,552,997	—	—	12,552,997
Multiline Retail	7,558,535	—	—	7,558,535
Oil, Gas & Consumable Fuels	3,011,912	—	—	3,011,912
Pharmaceuticals	27,359,124	—	—	27,359,124
Real Estate Investment Trusts (REITs)	6,430,508	—	—	6,430,508
Road & Rail	8,067,059	—	—	8,067,059
Software	20,776,045	—	—	20,776,045
Specialty Retail	12,153,047	—	—	12,153,047
Technology Hardware, Storage & Peripherals	11,401,490	—	—	11,401,490
Textiles, Apparel & Luxury Goods	10,377,400	—	—	10,377,400
Preferred Stock:
Software	—	—	$4,988,715	4,988,715
Short-Term Securities	14,953,388	4,195,494	—	19,148,882

Total	$345,203,015	$11,369,659	$4,988,715	$361,561,389

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(20,084)	—	(20,084)
Collateral on securities loaned at value	—	$(4,195,494)	—	(4,195,494)

Total	$—	$(4,215,578)	—	$(4,215,578)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	7

Schedule of Investments (concluded)	BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of December 31, 2014	$3,529,399
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	1,459,316
Purchases	—
Sales	—

Closing Balance, as of September 30, 2015	$4,988,715

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[1]	$1,459,316

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized

Assets:
Preferred Stocks	$4,988,715	Market Comparable Companies	Projected Revenue Multiple[2]	21.0x
			Compounded Annual Net Revenue Growth Rate[2]	94.00%

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Equity Dividend V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 7.4%
Honeywell International, Inc.	11,400	$1,079,466
Lockheed Martin Corp.	5,470	1,133,986
Northrop Grumman Corp.	7,060	1,171,607
Raytheon Co.	14,610	1,596,289
United Technologies Corp.	5,980	532,160

		5,513,508
Air Freight & Logistics — 1.1%
United Parcel Service, Inc., Class B	8,550	843,800
Banks — 15.5%
Bank of America Corp.	68,830	1,072,371
Citigroup, Inc.	45,460	2,255,271
JPMorgan Chase & Co.	48,700	2,969,239
SunTrust Banks, Inc.	33,757	1,290,868
U.S. Bancorp	29,840	1,223,738
Wells Fargo & Co.	53,315	2,737,725

		11,549,212
Beverages — 1.8%
Coca-Cola Co.	19,705	790,565
Diageo PLC	21,470	576,831

		1,367,396
Capital Markets — 2.0%
Goldman Sachs Group, Inc.	4,190	728,054
Morgan Stanley	23,560	742,140

		1,470,194
Chemicals — 2.5%
Chemours Co.	3,461	22,393
Dow Chemical Co.	13,655	578,972
EI du Pont de Nemours & Co.	17,255	831,691
Praxair, Inc.	4,285	436,470

		1,869,526
Commercial Services & Supplies — 0.4%
Tyco International PLC	8,890	297,459
Communications Equipment — 2.1%
Motorola Solutions, Inc. (a)	9,280	634,566
QUALCOMM, Inc.	17,190	923,619

		1,558,185
Consumer Finance — 0.5%
American Express Co.	4,756	352,562
Diversified Financial Services — 0.9%
CME Group, Inc.	7,570	702,042
Diversified Telecommunication Services — 2.0%
BCE, Inc. (a)	5,285	216,474
Verizon Communications, Inc.	29,690	1,291,812

		1,508,286
Electric Utilities — 1.8%
Eversource Energy	1,525	77,196
Exelon Corp.	6,410	190,377
ITC Holdings Corp.	6,440	214,710
NextEra Energy, Inc.	8,955	873,560

		1,355,843

Common Stocks	Shares	Value
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	2,685	$272,447
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	4,755	327,952
Food & Staples Retailing — 1.3%
Kroger Co.	27,700	999,139
Food Products — 0.6%
Mondelez International, Inc., Class A	10,170	425,818
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	6,890	277,116
Becton Dickinson & Co.	3,400	451,044

		728,160
Health Care Providers & Services — 3.9%
Anthem, Inc.	4,241	593,740
Quest Diagnostics, Inc.	10,875	668,486
UnitedHealth Group, Inc.	14,302	1,659,175

		2,921,401
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	4,533	446,636
Household Products — 2.0%
Procter & Gamble Co.	18,395	1,323,336
Unilever NV — NY Shares (a)	3,855	154,971

		1,478,307
Industrial Conglomerates — 3.6%
3M Co.	3,695	523,840
General Electric Co.	85,325	2,151,897

		2,675,737
Insurance — 5.6%
ACE Ltd.	4,355	450,307
American International Group, Inc.	17,150	974,463
MetLife, Inc.	20,930	986,849
Prudential Financial, Inc.	12,740	970,915
Travelers Cos., Inc.	8,435	839,536

		4,222,070
IT Services — 0.2%
International Business Machines Corp.	1,105	160,192
Media — 1.5%
Comcast Corp., Special Class A (a)	19,775	1,131,921
Metals & Mining — 0.3%
BHP Billiton Ltd.	15,190	239,916
Multiline Retail — 1.7%
Dollar General Corp.	17,230	1,248,141
Multi-Utilities — 2.9%
CMS Energy Corp.	12,430	439,028
Dominion Resources, Inc.	11,970	842,449
Public Service Enterprise Group, Inc.	4,399	185,462
Sempra Energy	3,115	301,283
WEC Energy Group, Inc.	7,260	379,117

		2,147,339
Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.	9,303	733,821

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	5,910	$283,444
Exxon Mobil Corp.	24,915	1,852,430
Marathon Oil Corp.	17,400	267,960
Marathon Petroleum Corp.	17,750	822,357
Occidental Petroleum Corp.	16,614	1,099,016
Spectra Energy Corp.	9,836	258,392
TOTAL SA — ADR	23,288	1,041,206

		6,358,626
Paper & Forest Products — 0.8%
International Paper Co.	16,180	611,442
Pharmaceuticals — 7.9%
AbbVie, Inc.	6,890	374,885
AstraZeneca PLC	2,890	183,279
Bristol-Myers Squibb Co.	10,225	605,320
Johnson & Johnson	13,295	1,241,088
Merck & Co., Inc.	29,570	1,460,462
Pfizer, Inc.	64,380	2,022,176

		5,887,210
Professional Services — 0.5%
Nielsen Holdings PLC	8,290	368,656
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	11,230	307,028
Road & Rail — 0.8%
Union Pacific Corp.	6,965	615,776
Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	55,640	1,676,990
Software — 3.2%
Microsoft Corp.	36,685	1,623,678
Oracle Corp.	20,300	733,236

		2,356,914
Specialty Retail — 3.2%
Gap, Inc.	22,520	641,820
Home Depot, Inc.	15,025	1,735,237

		2,377,057

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 1.0%
Lenovo Group Ltd.	198,000	$167,387
Samsung Electronics Co. Ltd. — GDR	1,220	583,599

		750,986
Tobacco — 1.9%
Altria Group, Inc.	9,375	510,000
Philip Morris International, Inc.	4,465	354,208
Reynolds American, Inc.	12,344	546,469

		1,410,677
Water Utilities — 0.9%
American Water Works Co., Inc.	11,665	642,508
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd — ADR	15,580	380,152
Total Long-Term Investments (Cost — $65,672,782) — 95.8%		71,557,211

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	2,459,924	2,459,924

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (b)(c)(d)	$1,874	1,873,696
Total Short-Term Securities (Cost — $4,333,620) — 5.8%		4,333,620
Total Investments (Cost — $70,006,402*) — 101.6%		75,890,831
Liabilities in Excess of Other Assets — (1.6)%		(1,205,636)

Net Assets — 100.0%		$74,685,195

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$70,013,497

Gross unrealized appreciation	$8,377,361
Gross unrealized depreciation	(2,500,027)

Net unrealized appreciation	$5,877,334

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	720,854	1,739,070	2,459,924	$1,392
BlackRock Liquidity Series, LLC, Money Market Series	—	1,873,696	1,873,696	$1,614	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Equity Dividend V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,513,508	—	—	$5,513,508
Air Freight & Logistics	843,800	—	—	843,800
Banks	11,549,212	—	—	11,549,212
Beverages	790,565	$576,831	—	1,367,396
Capital Markets	1,470,194	—	—	1,470,194
Chemicals	1,869,526	—	—	1,869,526
Commercial Services & Supplies	297,459	—	—	297,459
Communications Equipment	1,558,185	—	—	1,558,185
Consumer Finance	352,562	—	—	352,562
Diversified Financial Services	702,042	—	—	702,042
Diversified Telecommunication Services	1,508,286	—	—	1,508,286
Electric Utilities	1,355,843	—	—	1,355,843
Electrical Equipment	272,447	—	—	272,447
Energy Equipment & Services	327,952	—	—	327,952
Food & Staples Retailing	999,139	—	—	999,139
Food Products	425,818	—	—	425,818
Health Care Equipment & Supplies	728,160	—	—	728,160
Health Care Providers & Services	2,921,401	—	—	2,921,401
Hotels, Restaurants & Leisure	446,636	—	—	446,636
Household Products	1,478,307	—	—	1,478,307
Industrial Conglomerates	2,675,737	—	—	2,675,737
Insurance	4,222,070	—	—	4,222,070
IT Services	160,192	—	—	160,192
Media	1,131,921	—	—	1,131,921
Metals & Mining	—	239,916	—	239,916
Multiline Retail	1,248,141	—	—	1,248,141
Multi-Utilities	2,147,339	—	—	2,147,339
Oil, Gas & Consumable Fuels	6,358,626	—	—	6,358,626
Paper & Forest Products	611,442	—	—	611,442
Pharmaceuticals	5,703,931	183,279	—	5,887,210
Professional Services	368,656	—	—	368,656
Real Estate Investment Trusts (REITs)	307,028	—	—	307,028
Road & Rail	615,776	—	—	615,776
Semiconductors & Semiconductor Equipment	1,676,990	—	—	1,676,990

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	11

Schedule of Investments (concluded)	BlackRock Equity Dividend V.I. Fund

	Level 1	Level 2	Level 3	Total
Software	$2,356,914	—	—	$2,356,914
Specialty Retail	2,377,057	—	—	2,377,057
Technology Hardware, Storage & Peripherals	583,599	$167,387	—	750,986
Tobacco	1,410,677	—	—	1,410,677
Water Utilities	642,508	—	—	642,508
Wireless Telecommunication Services	380,152	—	—	380,152
Short-Term Securities	2,459,924	1,873,696	—	4,333,620

Total	$72,849,722	$3,041,109	—	$75,890,831

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$333,268	—	—	$333,268
Foreign currency at value	10,111	—	—	10,111
Liabilities:
Collateral on securities loaned at value	—	$(1,873,696)	—	(1,873,696)

Total	$343,379	$(1,873,696)	—	$(1,530,317)

During the period ended September 30, 2015, there were no transfers between levels.

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Healthscope Ltd.	5,566,964	$10,005,993
Mesoblast Ltd. (a)(b)	958,768	2,139,004
Wesfarmers Ltd.	11,599	320,634

		12,465,631
Belgium — 0.1%
Anheuser-Busch InBev NV	68,412	7,276,034
BHF Kleinwort Benson Group (a)	590,970	3,526,287
BHF Kleinwort Benson Group SA	36,463	217,349

		11,019,670
Brazil — 0.1%
BR Malls Participacoes SA	324,713	860,004
Cia Brasileira de Distribuicao, Preference Shares	165,473	2,080,673
Cyrela Brazil Realty SA Empreendimentos e Participacoes	489,998	1,030,794
Gerdau SA — ADR	1,717,001	2,352,291
MRV Engenharia e Participacoes SA	29,138	45,495
Petroleo Brasileiro SA — ADR (a)(b)	1,065,089	4,633,137
SLC Agricola SA	421,762	1,897,902

		12,900,296
Canada — 1.0%
Athabasca Oil Corp. (a)(b)	1,746,414	1,662,005
Barrick Gold Corp. (b)	1,680,245	10,686,358
Brookfield Asset Management, Inc., Class A	217,220	6,829,397
Cameco Corp.	900,289	10,956,517
Canadian National Railway Co.	107,052	6,076,272
Cenovus Energy, Inc.	1,451,009	22,007,060
Eldorado Gold Corp.	1,347,626	4,322,098
Enbridge, Inc.	24,354	904,264
First Quantum Minerals Ltd. (b)	3,371,705	12,354,918
Goldcorp, Inc.	1,151,277	14,413,988
Platinum Group Metals Ltd. (a)(b)	5,360,633	1,205,088
Platinum Group Metals Ltd. (a)	3,220,099	740,623
Suncor Energy, Inc.	67,903	1,814,368
Suncor Energy, Inc.	42,513	1,136,972
Teck Resources Ltd.	626,196	2,989,036
Toronto-Dominion Bank	386,644	15,239,771
TransCanada Corp. (b)	15,761	498,400

		113,837,135
China — 0.6%
Alibaba Group Holding Ltd. — ADR (a)(b)	273,249	16,113,493
Beijing Enterprises Holdings Ltd.	2,205,042	13,283,721
Brilliance China Automotive Holdings Ltd. (b)	2,738,000	3,255,063
CAR, Inc. (a)(b)	3,283,330	4,752,590
China Resources Land Ltd.	4,756,000	11,230,429
Dongfeng Motor Group Co. Ltd., Class H	1,630,800	2,046,758
Haitian International Holdings Ltd.	2,541,800	4,206,942
Lenovo Group Ltd.	640,000	541,048
SINA Corp. (a)	199,807	8,016,257

Common Stocks	Shares	Value
China (continued)
Zhongsheng Group Holdings Ltd. (b)	3,441,706	$1,403,466

		64,849,767
Cyprus — 0.0%
Ocean Rig UDW, Inc.	282,547	601,825
Denmark — 0.0%
Novo Nordisk A/S, Class B	28,903	1,559,738
TDC A/S	132,550	683,605

		2,243,343
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(c)	393,265	2,457,906
France — 2.1%
Air Liquide SA	27,845	3,301,104
Airbus Group SE	376,767	22,312,278
Alcatel-Lucent (a)	311,338	1,148,751
Atos SE	127,165	9,774,766
AXA SA	710,181	17,242,551
BNP Paribas SA	194,903	11,474,801
Cie Generale des Etablissements Michelin	12,018	1,099,586
Danone SA	74,588	4,708,255
Dassault Aviation SA	11,126	12,731,253
Engie	485,836	7,861,104
L’Oreal SA	2,463	428,106
Orange SA	309,015	4,684,464
Renault SA	61,929	4,468,372
Safran SA	383,848	28,862,309
Sanofi	309,255	29,441,264
Schneider Electric SE	107,749	6,033,875
Société Générale SA	243,533	10,883,790
TOTAL SA	361,592	16,265,534
TOTAL SA — ADR	33,433	1,494,789
UBISOFT Entertainment (a)	495,034	10,047,452
Unibail-Rodamco SE	32,276	8,365,465
Worldline SA (a)	436,530	11,195,957

		223,825,826
Germany — 0.7%
BASF SE	103,102	7,885,632
Bayer AG, Registered Shares	120,167	15,417,318
Bayerische Motoren Werke AG	80,962	7,063,380
Deutsche Bank AG, Registered Shares	366,973	9,903,624
Deutsche Post AG, Registered Shares	183,230	5,076,050
Deutsche Telekom AG, Registered Shares	702,431	12,504,408
Linde AG	28,830	4,682,725
RTL Group SA	12,267	1,057,507
SAP SE	15,544	1,007,003
Volkswagen AG	4,512	531,620
Volkswagen AG, Preference Shares	27,474	3,017,973
Vonovia SE (a)	165,545	5,328,264

		73,475,504

Portfolio Abbreviations
ADR	American Depositary Receipts	IDR	Indonesian Rupiah	PCL	Public Company Limited
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	JSC	Joint Stock Company	S&P	Standard & Poor’s
CNH	Chinese Yuan	KRW	South Korean Won	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
FTSE	Financial Times Stock Exchange	MXN	Mexican Peso	TWD	Taiwan Dollar
GBP	British Pound	MYR	Malaysian Ringgit	USD	U.S. Dollar
GDR	Global Depositary Receipts	NYSE	New York Stock Exchange	WIBOR	Warsaw Interbank Offered Rate
HKD	Hong Kong Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Hong Kong — 0.7%
AIA Group Ltd.	1,846,200	$9,601,625
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	19,748,798	610,206
Haier Electronics Group Co. Ltd.	3,096,000	5,198,267
Sino Biopharmaceutical Ltd.	4,172,000	5,166,440
Sun Hung Kai Properties Ltd.	2,193,083	28,605,068
Wharf Holdings Ltd.	4,035,000	22,767,105

		71,948,711
India — 0.3%
Coal India Ltd.	903,162	4,516,895
Maruti Suzuki India Ltd.	137,753	9,869,190
Oil & Natural Gas Corp. Ltd.	2,307,306	8,081,077
Reliance Industries Ltd.	1,164,008	15,317,629

		37,784,791
Indonesia — 0.0%
Siloam International Hospitals Tbk PT	5,764,508	4,873,095
Ireland — 0.4%
King Digital Entertainment PLC (b)	1,124,252	15,222,372
Shire PLC	291,366	19,918,288
XL Group PLC	286,783	10,415,959

		45,556,619
Israel — 0.6%
Check Point Software Technologies Ltd. (a)(b)	31,350	2,486,996
Mobileye NV (b)	710,688	32,322,090
Teva Pharmaceutical Industries Ltd. — ADR (d)	538,506	30,404,049

		65,213,135
Italy — 0.6%
Banco Popolare SC (a)	55,458	820,529
EI Towers SpA	285,401	17,551,324
Enel SpA	1,990,400	8,881,197
Eni SpA	72,638	1,142,627
Intesa Sanpaolo SpA	5,563,557	19,654,482
Rai Way SpA (c)	1,590,809	7,604,484
Telecom Italia SpA	895,768	918,711
Telecom Italia SpA (a)(b)	879,203	1,083,470
UniCredit SpA	900,408	5,613,352
Unione di Banche Italiane ScpA	130,545	926,285

		64,196,461
Japan — 8.4%
Aisin Seiki Co. Ltd.	350,339	11,754,562
Ajinomoto Co., Inc.	114,000	2,404,032
Alpine Electronics, Inc.	63,300	693,724
Asahi Group Holdings Ltd.	187,800	6,092,845
Asahi Kasei Corp.	1,210,100	8,532,951
ASKUL Corp.	2,300	87,555
Astellas Pharma, Inc.	467,665	6,053,495
Autobacs Seven Co. Ltd.	29,800	494,803
Bandai Namco Holdings, Inc.	90,700	2,105,031
Bank of Yokohama Ltd.	358,000	2,175,934
Benesse Holdings, Inc.	13,700	366,284
Bridgestone Corp.	616,732	21,342,728
Canon Marketing Japan, Inc.	44,800	662,733
Chiba Bank Ltd.	304,000	2,158,730
Chiyoda Corp.	80,000	546,697
Chubu Electric Power Co., Inc.	761,000	11,220,362
COMSYS Holdings Corp.	27,700	330,393
Daikin Industries Ltd.	205,000	11,497,624
Daikyo, Inc.	605,000	1,024,958
Daito Trust Construction Co. Ltd.	71,600	7,274,904
Dena Co. Ltd. (b)	267,600	4,966,522
Denso Corp.	639,320	27,080,875
East Japan Railway Co.	319,351	26,910,320

Common Stocks	Shares	Value
Japan (continued)
Eisai Co. Ltd.	71,300	$4,206,810
Electric Power Development Co. Ltd.	111,900	3,415,116
Exedy Corp.	30,100	667,777
FamilyMart Co. Ltd.	156,200	7,121,599
FANUC Corp.	54,618	8,402,362
Fuji Heavy Industries Ltd.	1,359,364	48,916,021
Futaba Industrial Co. Ltd.	380,621	1,374,957
Gree, Inc. (b)	1,088,000	4,873,161
GS Yuasa Corp. (b)	1,223,000	4,616,563
GungHo Online Entertainment, Inc. (b)	1,333,700	3,961,708
Hitachi Chemical Co. Ltd.	499,300	6,888,982
Hitachi High-Technologies Corp.	70,300	1,522,228
Hitachi Kokusai Electric, Inc.	50,000	528,346
Hitachi Ltd.	1,664,700	8,400,127
Honda Motor Co. Ltd.	377,783	11,275,581
Hoya Corp.	177,174	5,802,785
IHI Corp.	1,459,000	3,749,099
Inpex Corp.	1,986,539	17,761,124
Isuzu Motors Ltd.	966,200	9,702,604
Japan Airlines Co. Ltd.	867,800	30,707,039
Japan Tobacco, Inc.	182,100	5,648,777
JGC Corp.	270,302	3,586,142
JSR Corp.	552,800	7,968,562
JX Holdings, Inc.	813,400	2,937,123
Kamigumi Co. Ltd.	92,000	753,856
Kansai Electric Power Co., Inc. (a)	110,200	1,225,118
KDDI Corp.	506,600	11,339,281
Keyence Corp.	7,200	3,215,363
Kinden Corp.	99,900	1,267,054
Koito Manufacturing Co. Ltd.	165,100	5,394,872
Komatsu Ltd.	399,300	5,861,098
Kubota Corp.	462,296	6,362,311
Kuraray Co. Ltd.	545,570	6,799,469
Kyocera Corp.	228,200	10,451,554
Kyushu Electric Power Co, Inc. (a)	371,300	4,051,042
Mabuchi Motor Co. Ltd.	47,400	2,058,089
Maeda Road Construction Co. Ltd.	48,000	842,441
Medipal Holdings Corp.	21,100	334,794
Mitsubishi Corp.	861,047	14,113,906
Mitsubishi Electric Corp.	2,134,000	19,548,595
Mitsubishi Estate Co. Ltd.	880,000	17,976,219
Mitsubishi Heavy Industries Ltd.	2,511,000	11,229,794
Mitsubishi UFJ Financial Group, Inc.	2,696,100	16,290,483
Mitsui & Co. Ltd.	1,210,078	13,600,669
Mizuho Financial Group, Inc.	4,002,100	7,486,336
MS&AD Insurance Group Holdings, Inc.	113,814	3,053,615
Murata Manufacturing Co. Ltd.	32,728	4,227,624
Nabtesco Corp.	119,400	2,181,447
NEC Corp.	3,397,000	10,458,714
Nexon Co. Ltd.	134,300	1,795,534
Nikon Corp. (b)	864,700	10,457,158
Nintendo Co. Ltd.	103,700	17,478,817
Nippo Corp.	20,000	340,868
Nippon Express Co. Ltd.	526,000	2,513,415
Nippon Steel & Sumitomo Metal Corp.	345,200	6,290,490
Nippon Telegraph & Telephone Corp.	324,360	11,425,139
Nitto Denko Corp.	347,000	20,782,780
Nomura Holdings, Inc.	1,453,200	8,434,904
NS Solutions Corp.	5,200	219,787
Okumura Corp.	1,208,751	6,448,892
Omron Corp.	115,000	3,461,753
Otsuka Holdings Co. Ltd.	189,300	6,044,644
Rinnai Corp.	105,823	8,073,866
Rohm Co. Ltd.	327,353	14,557,451
Ryohin Keikaku Co. Ltd.	16,300	3,318,822

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
Japan (continued)
Sanrio Co. Ltd. (b)	294,300	$8,039,384
Sawai Pharmaceutical Co. Ltd.	33,100	1,925,851
SCSK Corp.	11,400	427,961
Secom Co. Ltd.	26,200	1,575,683
Sega Sammy Holdings, Inc.	576,900	5,629,805
Seino Holdings Co. Ltd.	139,500	1,455,422
Seven & i Holdings Co. Ltd.	75,100	3,427,050
Shimamura Co. Ltd.	12,800	1,378,746
Shin-Etsu Chemical Co. Ltd.	468,934	24,048,847
Ship Healthcare Holdings, Inc.	160,400	3,458,311
Shizuoka Bank Ltd.	205,000	2,057,347
SHO-BOND Holdings Co Ltd.	4,400	168,119
SMC Corp.	16,400	3,590,919
Sohgo Security Services Co. Ltd.	68,200	3,114,559
Sompo Japan Nipponkoa Holdings, Inc.	63,900	1,855,966
Sony Financial Holdings, Inc.	631,600	10,366,409
Stanley Electric Co. Ltd. (b)	50,300	1,003,566
Sumco Corp.	563,100	5,050,403
Sumitomo Corp.	977,900	9,456,697
Sumitomo Electric Industries Ltd.	638,848	8,172,885
Sumitomo Mitsui Financial Group, Inc.	390,147	14,794,496
Suntory Beverage & Food Ltd.	91,300	3,507,661
Suzuki Motor Corp.	555,089	17,068,960
Takeda Pharmaceutical Co. Ltd.	11,700	513,305
THK Co. Ltd.	51,000	812,355
Toda Corp.	1,371,896	6,077,606
Tokio Marine Holdings, Inc.	239,723	8,956,050
Tokyo Electric Power Co., Inc. (a)	189,300	1,264,454
Tokyo Gas Co. Ltd.	4,886,070	23,635,463
Toyota Industries Corp.	598,977	28,492,636
Toyota Motor Corp.	497,900	29,151,007
Toyota Tsusho Corp.	184,300	3,884,721
Trend Micro, Inc.	89,600	3,165,050
TV Asahi Holdings Corp.	44,300	677,406
Ube Industries Ltd. (b)	3,982,346	6,941,440
Yahoo Japan Corp. (b)	1,105,700	4,209,389
Yamada Denki Co. Ltd. (b)	2,302,300	9,281,766
Yamaha Corp.	124,300	2,753,019
Yamato Kogyo Co. Ltd.	5,900	118,279

		923,089,712
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR (a)	422,982	2,543,560
Malaysia — 0.2%
Axiata Group Bhd	4,638,986	6,127,633
IHH Healthcare Bhd	8,292,800	11,256,765
Telekom Malaysia Bhd	2,081,746	3,165,961

		20,550,359
Mexico — 0.3%
America Movil SAB de CV	5,462,693	4,540,153
America Movil SAB de CV, Class L — ADR (b)	441,787	7,311,575
Fibra Uno Administracion SA de CV (b)	7,804,348	16,116,616

		27,968,344
Netherlands — 0.8%
Akzo Nobel NV	365,487	23,771,131
Constellium NV, Class A (a)(b)	802,719	4,864,477
ING Groep NV — CVA	891,060	12,595,297
Koninklijke Philips NV	320,650	7,543,925
Royal Dutch Shell PLC, B Shares	71,519	1,691,080
Royal Dutch Shell PLC, Class A	114,778	2,709,561
SBM Offshore NV (a)	2,542,316	32,275,391

		85,450,862

Common Stocks	Shares	Value
Norway — 0.3%
Statoil ASA	2,235,920	$32,597,681
Portugal — 0.1%
NOS SGPS SA	852,141	7,038,811
Singapore — 0.7%
Avago Technologies Ltd.	6,042	755,310
CapitaLand Ltd.	11,761,650	22,208,571
Global Logistic Properties Ltd.	17,094,200	24,576,452
Keppel Corp. Ltd. (b)	3,165,100	15,136,971
Raffles Medical Group Ltd.	1,182,100	3,755,720
Singapore Telecommunications Ltd.	4,240,230	10,732,512

		77,165,536
South Africa — 0.0%
Life Healthcare Group Holdings Ltd.	1,190,884	3,063,510
South Korea — 0.6%
Hyundai Motor Co. (b)	116,203	16,147,593
Hyundai Wia Corp.	30,726	3,357,725
Samsung Electronics Co. Ltd. (b)	25,807	24,760,625
Samsung Electronics Co. Ltd., Preference Shares (b)	10,988	8,529,610
Samsung SDI Co. Ltd. (b)	23,387	2,151,619
SK Hynix, Inc.	269,547	7,687,621

		62,634,793
Spain — 0.2%
Banco Santander SA	952,889	5,066,931
Cellnex Telecom SAU (a)(c)	1,097,809	18,704,116
Iberdrola SA (a)	329,127	2,193,058

		25,964,105
Sweden — 0.2%
Boliden AB	225,504	3,530,976
Lundin Petroleum AB (a)(b)	450,754	5,817,407
Svenska Handelsbanken AB	512,616	7,353,405
Telefonaktiebolaget LM Ericsson	51,835	508,482

		17,210,270
Switzerland — 1.4%
Credit Suisse Group AG	256,552	6,166,700
Glencore PLC	7,145,638	9,918,574
Nestle SA, Registered Shares	561,026	42,192,348
Novartis AG, Registered Shares	211,040	19,397,085
Roche Holding AG	94,895	25,191,924
Syngenta AG, Registered Shares	59,599	19,096,162
TE Connectivity Ltd.	9,735	583,029
UBS Group AG, Registered Shares	1,104,564	20,421,322
Zurich Insurance Group AG	19,065	4,680,577

		147,647,721
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,028,323	3,335,341
Delta Electronics, Inc.	467,000	2,202,727
Far EasTone Telecommunications Co. Ltd.	1,563,988	3,373,034
Hon Hai Precision Industry Co. Ltd.	231,000	603,476
Taiwan Semiconductor Manufacturing Co. Ltd.	2,707,000	10,848,782
Yulon Motor Co. Ltd.	2,505,000	2,246,830

		22,610,190
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	13,863,600	7,066,444
Bumrungrad Hospital PCL	998,700	5,943,496

		13,009,940
United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC (b)	536,045	6,772,007

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United Arab Emirates (continued)
NMC Health PLC	908,647	$11,450,012

		18,222,019
United Kingdom — 3.3%
Antofagasta PLC (b)	3,041,692	23,039,812
AstraZeneca PLC	435,678	27,629,995
AstraZeneca PLC — ADR (b)	165,434	5,264,110
Barclays PLC	1,054,810	3,903,619
BG Group PLC	99,256	1,431,851
BP PLC	531,876	2,698,397
British American Tobacco PLC	19,328	1,066,433
BT Group PLC	1,704,665	10,849,381
CNH Industrial NV — NYSE (b)	134,320	875,766
Coats Group PLC (a)	1,865,979	739,586
Delphi Automotive PLC	270,888	20,598,324
Delta Topco Ltd. (Acquired 5/02/12, cost $8,295,346) (e)	13,440,990	6,384,470
Diageo PLC	26,067	700,338
Diageo PLC — ADR	126,278	13,611,506
GlaxoSmithKline PLC	89,490	1,717,657
HSBC Holdings PLC	7,107,953	53,620,217
Imperial Tobacco Group PLC	9,987	516,314
Legal & General Group PLC	2,095,849	7,557,130
Liberty Global PLC, Class A (a)	73,525	3,157,164
Lloyds Banking Group PLC	4,402,918	5,012,533
National Grid PLC	896,896	12,491,159
Ophir Energy PLC (a)(b)	4,187,026	5,706,485
Prudential PLC	807,990	17,045,730
Rio Tinto PLC	726,233	24,367,345
SABMiller PLC	871,833	49,369,854
Spire Healthcare Group PLC (c)	3,457,726	18,849,611
Standard Chartered PLC	330,906	3,211,413
Unilever NV	28,604	1,146,597
Vodafone Group PLC	4,996,235	15,758,499
Vodafone Group PLC — ADR	644,504	20,456,557

		358,777,853
United States — 28.0%
3M Co.	15,101	2,140,869
Abbott Laboratories (d)	262,828	10,570,942
AbbVie, Inc.	651,923	35,471,130
Acadia Healthcare Co., Inc. (a)	85,507	5,666,549
Accenture PLC, Class A	44,077	4,331,006
ACE Ltd.	16,797	1,736,810
Activision Blizzard, Inc. (d)	674,546	20,836,726
Adobe Systems, Inc. (a)	45,179	3,714,617
AES Corp.	613,606	6,007,203
Aetna, Inc. (d)	300,910	32,922,563
Air Products & Chemicals, Inc.	21,517	2,745,139
Alexion Pharmaceuticals, Inc. (a)	85,022	13,296,591
Alkermes PLC (a)	55,835	3,275,839
Allergan PLC (a)	127,079	34,541,343
Alliance Data Systems Corp. (a)	8,171	2,116,125
Allstate Corp.	225,113	13,110,581
Altria Group, Inc.	28,191	1,533,590
Amdocs Ltd.	46,270	2,631,838
American Electric Power Co., Inc.	267,951	15,235,694
American International Group, Inc.	379,645	21,571,429
American Water Works Co., Inc.	231,700	12,762,036
Ameriprise Financial, Inc.	19,025	2,076,198
AmerisourceBergen Corp.	28,258	2,684,227
Amgen, Inc.	111,528	15,426,553
Anadarko Petroleum Corp.	795,654	48,049,545
Anthem, Inc.	26,593	3,723,020
Apache Corp.	224,434	8,788,835
Apple Inc. (d)	613,486	67,667,506

Common Stocks	Shares	Value
United States (continued)
Applied Materials, Inc.	29,146	$428,155
Archer-Daniels-Midland Co.	70,219	2,910,578
AT&T Inc.	1,158,484	37,743,409
Automatic Data Processing, Inc.	11,532	926,712
Axalta Coating Systems Ltd. (a)	282,497	7,158,474
AXIS Capital Holdings Ltd.	45,083	2,421,859
Baker Hughes, Inc.	17,413	906,173
Bank of America Corp. (d)	3,126,834	48,716,074
Bank of New York Mellon Corp. (d)	214,121	8,382,837
Baxalta, Inc.	11,281	355,464
Baxter International, Inc. (d)	62,080	2,039,328
Becton Dickinson & Co.	12,512	1,659,842
Berkshire Hathaway, Inc., Class A (a)	121	23,624,040
Berkshire Hathaway, Inc., Class B (a)	242,760	31,655,904
Biogen, Inc. (a)	83,273	24,299,894
Blue Buffalo Pet Products, Inc. (a)	61,346	1,098,707
Boeing Co.	15,321	2,006,285
Boulder Brands, Inc. (a)	130,205	1,066,379
Bristol-Myers Squibb Co.	487,558	28,863,434
Broadcom Corp., Class A	13,055	671,419
Brookdale Senior Living, Inc. (a)	255,474	5,865,683
Calpine Corp. (a)	646,271	9,435,557
Cameron International Corp. (a)	20,429	1,252,706
Capital One Financial Corp.	31,877	2,311,720
Cardinal Health, Inc.	149,996	11,522,693
Catalent, Inc. (a)	503,798	12,242,291
Caterpillar, Inc.	74,286	4,855,333
Celgene Corp. (a)	77,219	8,352,779
CF Industries Holdings, Inc.	40,345	1,811,491
Charles Schwab Corp.	380,021	10,853,400
Chevron Corp.	94,007	7,415,272
Chubb Corp.	303,865	37,269,042
Cigna Corp.	5,444	735,049
Cintas Corp.	30,892	2,648,989
Cisco Systems, Inc.	1,492,996	39,191,145
Citigroup, Inc. (d)	710,455	35,245,673
Citizens Financial Group, Inc.	45,651	1,089,233
CME Group, Inc.	108,298	10,043,557
CNA Financial Corp.	50,074	1,749,085
Coach, Inc.	132,250	3,825,993
Coca-Cola Co.	962,550	38,617,506
Coca-Cola Enterprises, Inc.	20,419	987,259
Cognizant Technology Solutions Corp., Class A (a)	14,573	912,416
Colfax Corp. (a)(b)	442,804	13,244,268
Colgate-Palmolive Co.	235,653	14,954,539
Comcast Corp., Class A	392,932	22,349,972
Computer Sciences Corp.	43,256	2,655,053
CONSOL Energy, Inc. (b)	1,641,397	16,085,691
Constellation Brands, Inc., Class A	28,375	3,552,834
Corning, Inc.	30,666	525,002
Costco Wholesale Corp.	6,242	902,406
CR Bard, Inc.	5,068	944,219
Crown Castle International Corp.	154,988	12,223,904
CSX Corp.	306,862	8,254,588
CVS Health Corp.	46,730	4,508,510
DaVita HealthCare Partners, Inc. (a)	80,538	5,825,314
Discover Financial Services	40,660	2,113,913
DISH Network Corp., Class A (a)	184,923	10,788,408
Dominion Resources, Inc.	248,614	17,497,453
Dover Corp.	29,555	1,689,955
Eaton Corp. PLC	484,085	24,833,561
eBay, Inc. (a)	252,770	6,177,699
Ecolab, Inc.	30,211	3,314,751
Edgewell Personal Care Co.	96,143	7,845,269

16	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks	Shares	Value
United States (continued)
Electronic Arts, Inc. (a)	43,116	$2,921,109
Eli Lilly & Co.	284,107	23,776,915
EMC Corp.	48,695	1,176,471
Emerson Electric Co.	279,424	12,342,158
EOG Resources, Inc.	134,100	9,762,480
EQT Corp.	295,175	19,118,485
Equity Residential	150,490	11,304,809
Expedia, Inc.	26,982	3,175,242
Express Scripts Holding Co. (a)	9,270	750,499
Exxon Mobil Corp.	169,090	12,571,842
Facebook, Inc., Class A (a)	276,875	24,891,063
FedEx Corp.	263,032	37,871,347
Fidelity National Information Services, Inc.	46,189	3,098,358
Fifth Third Bancorp	58,873	1,113,288
Fitbit, Inc., Class A (a)(b)	99,791	3,761,123
FMC Corp.	212,595	7,209,096
Ford Motor Co.	1,962,442	26,630,338
Freeport-McMoRan, Inc. (d)	683,135	6,619,578
Fresh Market, Inc. (a)(b)	31,410	709,552
General Dynamics Corp.	21,562	2,974,478
General Electric Co.	1,513,025	38,158,491
General Mills, Inc.	8,614	483,504
Gilead Sciences, Inc. (d)	181,491	17,820,601
GoDaddy, Inc. (a)(b)	169,000	4,260,490
Goldman Sachs Group, Inc. (d)	72,267	12,557,114
Goodyear Tire & Rubber Co.	15,282	448,221
Google, Inc., Class A (a)	47,495	30,319,383
Google, Inc., Class C (a)	115,195	70,086,942
Halliburton Co.	34,105	1,205,612
Harris Corp.	28,303	2,070,364
Hartford Financial Services Group, Inc.	146,214	6,693,677
HCA Holdings, Inc. (a)	247,827	19,171,897
Helmerich & Payne, Inc. (b)	25,837	1,221,057
Hewlett-Packard Co.	555,620	14,229,428
Home Depot, Inc.	19,622	2,266,145
HTG Molecular Diagnostics, Inc. (a)(b)	82,100	625,602
Humana, Inc.	201,085	35,994,215
Ingersoll-Rand PLC	42,224	2,143,712
Intel Corp.	484,120	14,591,377
International Business Machines Corp.	116,214	16,847,544
International Paper Co.	46,724	1,765,700
Intuit, Inc.	32,694	2,901,593
Invitae Corp. (a)(b)	482,772	3,485,614
Johnson & Johnson (d)	496,117	46,312,522
JPMorgan Chase & Co. (d)	1,031,646	62,899,457
Kansas City Southern	102,973	9,358,186
Kimberly-Clark Corp.	108,035	11,780,136
Kinder Morgan, Inc.	68,384	1,892,869
KLA-Tencor Corp.	85,970	4,298,500
Kohl’s Corp.	32,848	1,521,191
Kraft Heinz Co.	8,350	589,343
Kroger Co.	110,752	3,994,825
Las Vegas Sands Corp.	152,530	5,791,564
Lear Corp.	31,333	3,408,404
Liberty Broadband Corp., Class A (a)	105,446	5,424,142
Liberty Broadband Corp., Class C (a)	280,776	14,367,308
Liberty Media Corp., Class A (a)	307,864	10,996,902
Liberty Media Corp., Class C (a)	635,501	21,899,364
Lincoln National Corp.	62,330	2,958,182
Lookout, Inc. (Acquired 3/04/15, cost $936,169) (a)(e)	81,954	960,698
Lowe’s Cos., Inc.	31,032	2,138,725
LyondellBasell Industries NV, Class A	95,850	7,990,056
Macy’s, Inc.	32,060	1,645,319
Marathon Petroleum Corp.	1,553,486	71,973,006
Marsh & McLennan Cos., Inc.	243,252	12,702,619

Common Stocks	Shares	Value
United States (continued)
MasterCard, Inc., Class A	243,030	$21,901,864
McDonald’s Corp.	244,427	24,083,392
McKesson Corp.	103,376	19,127,661
Medtronic PLC	28,889	1,933,830
Merck & Co., Inc. (d)	58,167	2,872,868
MetLife, Inc. (d)	227,355	10,719,788
Michael Kors Holdings Ltd. (a)	129,310	5,462,054
Micron Technology, Inc. (a)	656,760	9,838,265
Microsoft Corp.	908,310	40,201,801
Molson Coors Brewing Co., Class B	120,252	9,983,321
Mondelez International, Inc., Class A	23,969	1,003,582
Monsanto Co.	53,764	4,588,220
Morgan Stanley (d)	410,455	12,929,333
Mylan NV (a)	756,701	30,464,782
NextEra Energy Partners LP	293,136	6,390,365
NextEra Energy, Inc.	199,145	19,426,595
NIKE, Inc., Class B	11,359	1,396,816
Northrop Grumman Corp.	18,584	3,084,015
NRG Energy, Inc.	485,646	7,211,843
NRG Yield, Inc., Class A (b)	83,131	926,911
NRG Yield, Inc., Class C (b)	83,131	965,151
Nuance Communications, Inc. (a)	369,567	6,049,812
Occidental Petroleum Corp.	31,220	2,065,203
Oceaneering International, Inc.	565,499	22,212,801
Oracle Corp.	813,734	29,392,072
PACCAR, Inc.	172,788	9,014,350
Parker-Hannifin Corp.	16,509	1,606,326
PayPal Holdings, Inc. (a)	102,072	3,168,315
PepsiCo, Inc.	82,940	7,821,242
Perrigo Co. PLC	2,888	454,196
Pfizer, Inc. (d)	720,258	22,623,304
Philip Morris International, Inc. (d)	366,859	29,102,924
Pioneer Natural Resources Co. (b)	347,588	42,280,604
PPG Industries, Inc.	30,573	2,680,946
Praxair, Inc.	32,590	3,319,617
Procter & Gamble Co.	959,630	69,035,782
Prologis, Inc.	476,140	18,521,846
Prudential Financial, Inc. (d)	92,900	7,079,909
QUALCOMM, Inc.	411,117	22,089,316
Raytheon Co.	22,640	2,473,646
Regeneron Pharmaceuticals, Inc. (a)	8,015	3,728,097
Regions Financial Corp.	846,135	7,623,676
Reinsurance Group of America, Inc.	26,440	2,395,200
Reynolds American, Inc.	11,796	522,209
Rockwell Automation, Inc.	25,432	2,580,585
Salesforce.com, Inc. (a)(d)	14,040	974,797
SanDisk Corp.	35,514	1,929,476
Schlumberger Ltd.	276,857	19,094,827
Scripps Networks Interactive, Inc., Class A (b)	10,385	510,838
Sempra Energy	215,557	20,848,673
Simon Property Group, Inc.	92,457	16,986,200
Southern Copper Corp. (b)	896,878	23,964,580
St. Joe Co. (a)	1,475,472	28,225,779
Starbucks Corp.	13,475	765,919
Stryker Corp.	26,429	2,486,969
SunTrust Banks, Inc. (d)	144,131	5,511,569
Tahoe Resources, Inc.	1,086,060	8,390,617
Target Corp.	79,782	6,275,652
Tenet Healthcare Corp. (a)	298,891	11,035,056
TerraForm Power, Inc., Class A	252,379	3,588,829
TESARO, Inc. (a)(b)	66,094	2,650,369
Texas Instruments, Inc.	119,529	5,919,076
Thermo Fisher Scientific, Inc.	135,151	16,526,264
Tiffany & Co.	66,536	5,137,910
Time Warner Cable, Inc.	31,091	5,576,793

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Common Stocks		Shares	Value
United States (continued)
Travelers Cos., Inc.		55,984	$5,572,088
Twitter, Inc. (a)		944,637	25,448,521
Tyco International PLC		586,490	19,623,955
U.S. Bancorp		440,731	18,074,378
Ultragenyx Pharmaceutical, Inc. (a)		26,056	2,509,453
Union Pacific Corp.		176,337	15,589,954
United Continental Holdings, Inc. (a)(d)		296,322	15,719,882
United Parcel Service, Inc., Class B		223,672	22,074,190
United Rentals, Inc. (a)		88,967	5,342,468
United Technologies Corp.		249,756	22,225,786
UnitedHealth Group, Inc.		38,240	4,436,222
Univar, Inc. (a)		467,600	8,486,940
Unum Group		327,815	10,516,305
Valeant Pharmaceuticals International, Inc. (a)(d)		44,667	7,967,699
Valero Energy Corp.		73,159	4,396,856
Veeva Systems, Inc. (a)(b)		714,422	16,724,619
VeriSign, Inc. (a)(b)		37,552	2,649,669
Verizon Communications, Inc.		1,322,486	57,541,366
Verizon Communications, Inc.		124,963	5,464,632
Vertex Pharmaceuticals, Inc. (a)		67,550	7,034,657
Visa, Inc., Class A		481,400	33,534,324
WABCO Holdings, Inc. (a)		134,663	14,116,722
Walgreens Boots Alliance, Inc.		12,439	1,033,681
Wal-Mart Stores, Inc.		474,051	30,737,467
Wells Fargo & Co. (d)		1,076,164	55,261,021
Western Digital Corp.		24,650	1,958,196
WestRock Co.		100,370	5,163,033
Whirlpool Corp.		47,106	6,936,830
Whiting Petroleum Corp. (a)		1,092,280	16,679,116
Williams Cos., Inc.		27,065	997,345
Wyndham Worldwide Corp.		28,925	2,079,708
Yahoo!, Inc. (a)		181,627	5,250,837
Zoetis, Inc.		178,502	7,350,712

			3,063,373,744
Total Common Stocks — 52.3%			5,716,168,725

Corporate Bonds		Par (000)	Value
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	1,273	1,082,050
Australia — 0.1%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		14,717	15,330,920
Brazil — 0.1%
Itau Unibanco Holding SA, 2.85%, 5/26/18 (c)		8,276	7,752,129
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		6,347	3,649,525

			11,401,654
Canada — 0.0%
First Quantum Minerals Ltd., 7.00%, 2/15/21		5,116	3,312,610
Chile — 0.1%
Banco Santander Chile, 2.21%, 6/07/18 (c)(f)		8,041	8,101,307
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		7,848	4,316,298

			12,417,605
China — 0.2%
Alibaba Group Holding Ltd.:
3.13%, 11/28/21 (c)		9,854	9,463,112
3.60%, 11/28/24 (c)		4,601	4,298,070
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	11,400	80,110
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	4,800	48,000

Corporate Bonds		Par (000)	Value
China (continued)
SINA Corp., 1.00%, 12/01/18 (g)	USD	5,846	$5,531,777

			19,421,069
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		17,710	17,947,828
Germany — 0.2%
Deutsche Bank AG, 1.88%, 2/13/18		6,965	6,945,777
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)		2,662	2,658,673
Volkswagen International Finance NV:
5.50%, 11/09/15 (c)(g)	EUR	12,700	9,441,308
4.00%, 8/12/20	USD	5,597	5,555,023

			24,600,781
Hong Kong — 0.1%
Hutchison Whampoa International 11 Ltd., 3.50%, 1/13/17 (c)		5,783	5,930,709
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		4,186	4,441,622

			10,372,331
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(g)(h)		2,291	114,550
5.50%, 11/13/14 (a)(c)(g)(h)		6,148	307,400
Suzlon Energy Ltd., 3.25%, 7/16/19 (c)(g)(i)		17,936	22,150,960

			22,572,910
Italy — 0.4%
Intesa Sanpaolo SpA:
3.88%, 1/16/18		3,226	3,323,212
3.88%, 1/15/19		13,973	14,481,198
Telecom Italia Finance SA:
6.13%, 11/15/16 (c)(g)	EUR	8,100	12,562,770
6.13%, 11/15/16 (g)		500	775,480
Telecom Italia SpA, 5.30%, 5/30/24 (c)	USD	8,517	8,325,367

			39,468,027
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		7,634	7,685,667
Luxembourg — 0.1%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		8,184	7,549,740
Mexico — 0.0%
Trust F/1401, 5.25%, 12/15/24 (c)		4,282	4,378,345
Netherlands — 0.2%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(g)(h)		21,400	9,944,580
Constellium NV:
7.00%, 1/15/23 (c)	EUR	4,437	4,348,104
8.00%, 1/15/23 (c)	USD	1,180	1,044,300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		3,115	3,128,447

			18,465,431
Singapore — 0.4%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	12,250	8,608,271
1.95%, 10/17/23 (c)(g)		10,000	6,876,076
Global Logistic Prop Ltd. Private, 3.88%, 6/04/25 (c)	USD	17,844	17,309,429
Olam International Ltd., 6.00%, 10/15/16 (g)		9,100	9,202,375

			41,996,151
South Korea — 0.0%
Hyundai Capital America, 2.00%, 3/19/18 (c)		3,735	3,718,996

18	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Corporate Bonds		Par (000)	Value
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)	EUR	13,300	$14,118,423
Telefonica SA, 6.00%, 7/24/17 (g)		4,100	5,451,823

			19,570,246
Switzerland — 0.1%
UBS AG, 2.38%, 8/14/19	USD	5,782	5,806,805
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)		7,105	7,067,798

			12,874,603
United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(g)		17,922	15,502,400
United Kingdom — 0.1%
Delta Topco Ltd. (Acquired 5/02/12-1/02/15, cost $12,615,180), 10.00%, 11/24/60 (e)		12,399	12,426,244
Lloyds Bank PLC, 2.30%, 11/27/18		2,241	2,266,758

			14,693,002
United States — 3.7%
AbbVie, Inc., 2.50%, 5/14/20		12,279	12,211,171
Actavis Funding SCS, 3.00%, 3/12/20		9,950	9,958,716
AliphCom (Acquired 4/27/15-7/21/15, cost $44,575,000), 6.00%, 4/01/20 (e)(f)(g)		44,575	45,466,500
Ally Financial, Inc.:
2.75%, 1/30/17		8,839	8,771,735
3.50%, 1/27/19		6,094	6,000,701
American Tower Corp., 3.40%, 2/15/19		2,448	2,519,910
AT&T Inc.:
2.38%, 11/27/18		15,386	15,549,476
3.00%, 6/30/22		23,535	22,960,840
Bank of America Corp.:
2.00%, 1/11/18		8,022	8,051,665
1.33%, 3/22/18 (f)		4,536	4,561,969
6.88%, 4/25/18		5,686	6,354,878
Series L, 2.60%, 1/15/19		5,626	5,683,160
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		2,660	3,436,387
1.50%, 10/15/20 (g)		2,584	3,472,250
Cablevision Systems Corp., 5.88%, 9/15/22		3,424	2,593,680
Capital One Bank USA NA, 2.15%, 11/21/18		6,399	6,395,896
Chesapeake Energy Corp., 3.54%, 4/15/19 (f)		5,705	4,050,550
Citigroup, Inc., 1.80%, 2/05/18		16,955	16,938,554
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (g)		13,410	9,537,863
3.13%, 5/15/24 (g)		16,167	10,185,210
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		337	317,623
Discover Bank, 2.00%, 2/21/18		1,199	1,191,914
eBay, Inc., 2.20%, 8/01/19		3,857	3,809,312
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		9,490	9,426,445
2.38%, 1/16/18		6,116	6,122,850
5.00%, 5/15/18		7,797	8,292,788
Forest Laboratories LLC:
4.38%, 2/01/19 (c)		7,328	7,756,080
5.00%, 12/15/21 (c)		5,139	5,574,695
General Electric Capital Corp., 5.55%, 5/04/20		4,519	5,211,767
General Motors Financial Co., Inc., 3.50%, 7/10/19		8,658	8,747,532
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		4,253	18,232,079
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (c)		23,661	23,630,714
HSBC USA, Inc., 1.63%, 1/16/18		6,065	6,047,775
Hughes Satellite Systems Corp., 7.63%, 6/15/21		1,700	1,821,125

Corporate Bonds		Par (000)	Value
United States (continued)
JPMorgan Chase & Co., 4.35%, 8/15/21	USD	4,760	$5,129,723
Medtronic, Inc., 3.15%, 3/15/22		12,930	13,114,744
Morgan Stanley, 7.30%, 5/13/19		3,911	4,566,605
Mylan, Inc., 2.55%, 3/28/19		7,871	7,754,871
QUALCOMM, Inc., 3.00%, 5/20/22		19,885	19,607,107
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		4,106	3,644,075
SanDisk Corp.:
1.50%, 8/15/17 (g)		5,948	7,382,955
0.50%, 10/15/20 (g)		5,948	5,758,407
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,309	2,355,180
Synchrony Financial, 3.75%, 8/15/21		3,069	3,100,384
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		4,928	7,595,280
Twitter, Inc., 1.00%, 9/15/21 (c)(g)		5,253	4,474,899
Xerox Corp., 6.35%, 5/15/18		3,707	4,092,109

			399,460,149
Total Corporate Bonds — 6.6%			723,822,515

Credit Linked Notes
India — 0.3%
Credit Suisse AG, (Housing Development Finance Corporation Ltd., Not Rated), 7.88%, 1/15/16 (c)		37,200	37,159,303

Floating Rate Loan Interests (f)		Par (000)	Value
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		6,421	4,253,592
Netherlands — 0.2%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.00%, 4/17/20	EUR	15,152	16,930,712
United States — 1.1%
AP One Channel Center Mezz LLC, Mezzanine Term Loan, 6.45%, 7/14/19	USD	4,667	4,667,000
Calpine Corp., Term Loan, 3.50%, 5/27/22		8,883	8,729,777
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		5,599	3,280,125
Endo Luxembourg Finance Co. I S.à r.l., Term Loan B, 3.00%, 6/24/22		8,795	8,759,292
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		7,938	2,182,818
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		22,272	22,255,181
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		22,198	22,123,932
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		2,849	2,791,850
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		5,112	5,022,724
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		495	492,488
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21		14,313	8,635,410
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		11,892	8,839,787
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		1,654	1,229,752
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		617	458,666

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Floating Rate Loan Interests (f)		Par (000)	Value
United States (continued)
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22	USD	8,560	$8,387,430
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		11,087	11,007,390

			118,863,622
Total Floating Rate Loan Interests — 1.3%			140,047,926

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.3%
YPF SA:
8.88%, 12/19/18 (c)		6,986	6,741,490
8.50%, 7/28/25 (c)		23,834	20,675,995

			27,417,485
Brazil — 0.1%
Petrobras Global Finance BV:
2.43%, 1/15/19 (f)		16,221	11,192,490
5.38%, 1/27/21		3,484	2,534,610
6.25%, 3/17/24		2,052	1,493,446

			15,220,546
Malaysia — 0.1%
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		11,851	11,283,965
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18		8,333	8,820,064
3.50%, 7/23/20 (c)		11,259	10,926,297

			19,746,361
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18		3,691	3,789,166
2.63%, 12/30/20		11,860	11,984,210

			15,773,376
Total Foreign Agency Obligations — 0.8%			89,441,733

Foreign Government Obligations		Par (000)	Value
Argentina — 0.2%
City of Buenos Aires, Argentina, 8.95%, 2/19/21 (c)	USD	4,707	4,836,443
Republic of Argentina, 8.75%, 5/07/24		20,450	19,785,569

			24,622,012
Brazil — 0.6%
Brazil Notas do Tesouro Nacional:
Series F, 10.00%, 1/01/21	BRL	97	20,319,689
Series F, 10.00%, 1/01/25		212	40,532,465
Federative Republic of Brazil, 6.00%, 1/17/17	USD	7,430	7,719,770

			68,571,924
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17		11,711	12,560,047
Hungary — 0.4%
Republic of Hungary:
4.13%, 2/19/18		12,526	13,011,383
6.38%, 3/29/21		11,782	13,449,106
5.50%, 6/24/25	HUF	3,185,750	13,357,180

			39,817,669

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.3%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	7,115	$7,806,905
7.88%, 4/15/19	IDR	366,647,000	23,766,484
8.38%, 3/15/24		42,737,000	2,696,019

			34,269,408
Italy — 0.7%
Buoni Poliennali Del Tesoro:
2.50%, 12/01/24	EUR	14,888	17,774,834
1.50%, 6/01/25		51,949	56,963,545

			74,738,379
Japan — 0.2%
Japan Government (2 Year Issue), 0.10%, 3/15/17	JPY	2,383,000	19,887,765
Mexico — 0.9%
United Mexican States:
5.95%, 3/19/19	USD	3,552	3,983,568
10.00%, 12/05/24	MXN	11,733	88,409,169

			92,392,737
Poland — 0.6%
Republic of Poland:
5.25%, 10/25/20	PLN	110,245	32,927,141
5.75%, 10/25/21		54,226	16,807,970
3.25%, 7/25/25		56,886	15,489,416

			65,224,527
Turkey — 0.1%
Republic of Turkey, 6.75%, 4/03/18	USD	10,248	11,059,642
United Kingdom — 1.3%
United Kingdom Gilt, 2.25%, 9/07/23	GBP	88,459	140,586,885
Total Foreign Government Obligations — 5.4%			583,730,995

Investment Companies		Shares
ETFS Physical Palladium Shares (a)(j)		80,940	5,095,982
ETFS Physical Platinum Shares (a)(j)		68,333	6,003,737
ETFS Physical Swiss Gold Shares (a)(j)		230,215	25,100,342
iShares Gold Trust (a)(j)(k)		2,098,037	22,616,839
SPDR Gold Shares (a)(j)		459,104	49,059,854
Total Investment Companies — 1.0%			107,876,754

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.20%, 8/20/25 (c)(f)	GBP	6,637	9,668,605

20	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Preferred Securities
Capital Trusts		Par (000)	Value
Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (c)(f)(l)	USD	1,315	$1,311,713
Netherlands — 0.0%
ING Groep NV, 6.00% (f)(l)		4,790	4,700,187
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (f)		5,934	6,110,240
United Kingdom — 0.5%
HSBC Holdings PLC, 6.38% (f)(l)		18,775	17,953,594
Lloyds Bank PLC, 13.00% (f)(l)	GBP	10,485	27,459,837
Standard Chartered PLC, 6.50% (c)(f)(l)	USD	6,810	6,334,962

			51,748,393
United States — 1.0%
American Express Co.Series C, 4.90% (f)(l)		6,331	6,082,192
Citigroup, Inc.:
Series O, 5.88% (f)(l)		11,765	11,559,113
5.95% (f)(l)		4,354	4,226,101
General Electric Capital Corp.:
Series B, 6.25% (f)(l)		8,700	9,439,500
6.38%, 11/15/67 (f)		6,627	7,103,316
Goldman Sachs Group, Inc.:
Series M, 5.38% (f)(l)		10,195	9,959,241
Series L, 5.70% (f)(l)		9,702	9,665,617
Intel Corp., 3.25%, 8/01/39 (g)		3,408	5,141,820
JPMorgan Chase & Co.:
Series Q, 5.15% (f)(l)		11,200	10,559,584
Series X, 6.10% (f)(l)		22,351	22,205,719
Morgan Stanley, Series H, 5.45% (f)(l)		7,208	7,096,348
USB Capital IX, 3.50% (f)(l)		8,452	6,877,815

			109,916,366
Total Capital Trusts — 1.6%			173,786,899

Preferred Stocks		Shares	Value
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		237,516	6,059,033
Royal Bank of Scotland Group PLCSeries T, 7.25%		221,045	5,576,965

			11,635,998
United States — 2.0%
Allergan PLC, Series A, 5.50%		31,821	30,021,841
American Tower Corp., Series A, 5.25% (g)		45,686	4,516,061
Anthem, Inc., 5.25% (g)		281,355	13,600,701
Cliffs Natural Resources, Inc., 7.00% (g)		176,589	423,814
Crown Castle International Corp., Series A, 4.50% (g)		130,354	13,277,858
Dominion Resources, Inc., 6.38% (g)		107,750	5,345,478
Domo, Inc., Series E (Acquired 4/01/15- 7/06/15, cost $17,824,428) (a)(e)		2,114,003	18,054,643
Dropbox, Inc., Series C (Acquired 1/28/14, cost $28,835,783) (a)(e)		1,509,632	18,689,244
Fannie Mae, Series S, 8.25% (f)		497,319	2,411,997
Forestar Group, Inc., 6.00% (g)		225,450	3,974,684
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $5,939,231) (a)(e)		2,139,107	6,114,423
Lookout, Inc., Series F (Acquired 9/19/14- 10/22/14, cost $10,936,522) (a)(e)		957,404	11,223,073
NBCUniversal Enterprise, Inc., 5.25% (c)(l)		5,389,000	5,692,131
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $11,447,321) (a)(e)		1,867,426	19,981,458

Preferred Stocks		Shares	Value
United States (continued)
Stanley Black & Decker, Inc., 6.25% (b)(g)		29,775	$3,275,250
U.S. Bancorp:
Series F, 6.50% (f)		212,574	6,105,125
Series G, 6.00% (f)		112,682	2,966,917
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $17,574,548) (a)(e)		1,132,888	43,080,219
Wells Fargo & Co., Series L, 7.50% (g)		3,988	4,657,984
Welltower, Inc., Series I, 6.50% (g)		191,466	11,627,730

			225,040,631
Total Preferred Stocks — 2.1%			236,676,629

Trust Preferreds
Netherlands — 0.2%
RBS Capital Funding Trust V, Series E, 5.90% (l)		327,673	7,985,391
RBS Capital Funding Trust VII, Series G, 6.08% (l)		405,927	9,924,915

			17,910,306
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (f)		389,054	9,994,797
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		521,563	13,315,503

			23,310,300
Total Trust Preferreds — 0.4%			41,220,606
Total Preferred Securities — 4.1%			451,684,134

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities, 3.00%, 10/01/45 (m)	USD	41,486	42,043,468

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.13%, 4/15/20		24,094	23,938,583
0.25%, 1/15/25		4,802	4,602,819
0.38%, 7/15/25		29,769	28,997,972
U.S. Treasury Notes:
0.38%, 3/15/16 (j)		35,577	35,612,383
1.75%, 3/31/22		47,468	47,585,837
1.88%, 8/31/22		61,069	61,585,787
2.25%, 11/15/24 (d)		134,994	137,518,016
2.00%, 2/15/25-8/15/25 (d)		183,691	182,769,098
2.13%, 5/15/25 (d)		93,702	94,266,114
Total U.S. Treasury Obligations — 5.7%			616,876,609

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Warrants		Shares	Value
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		3,244,408	$966,035
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		523,292	155,812
Total Warrants — 0.0%			1,121,847
Total Long-Term Investments (Cost — $9,057,971,922) — 78.0%			8,519,642,614

Short-Term Securities

Foreign Agency Obligations (n)	Par (000)		Value
Japan Treasury Discount Bill:
0.00%, 10/05/15-11/30/15	JPY 14,150,000		117,952,621
0.01%, 10/13/15		4,100,000	34,175,883
0.02%, 11/10/15-12/10/15		21,310,000	177,638,487
(0.03)%, 12/21/15		5,910,000	49,266,635
0.03%, 1/13/16		4,730,000	39,430,256
0.05%, 2/10/16		5,910,000	49,266,635
Mexico Cetes:
3.19%, 10/01/15	MXN 47,672		28,197,803
4.94%, 10/15/15		35,766	21,130,842
3.20%, 10/29/15		23,767	14,024,954
3.25%, 11/12/15		60,161	35,459,954
3.26%, 11/26/15		11,883	6,995,571
3.46%, 12/10/15		14,205	8,351,295
3.48%, 12/24/15		17,764	10,430,790
3.49%, 1/07/16		29,602	17,360,099
3.56%, 2/18/16		17,761	10,374,913
Total Foreign Agency Obligations — 5.7%			620,056,738

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (k)(o)		1,430	1,429,827

		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (k)(o)(p)	USD	252,726	252,725,911
Total Money Market Funds — 2.3%			254,155,738

Time Deposits	Par (000)		Value
Australia — 0.0%
Brown Brothers Harriman & Co., 0.92%, 10/01/15	AUD	188	131,927
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/15	HKD	63	8,075
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/15	JPY	10,953	91,302

Time Deposits	Par (000)		Value
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.06%, 10/01/15	GBP	49	$73,696
United States — 0.0%
Wells Fargo Securities, LLC, 0.12%, 10/01/15	USD	3,580	3,580,113
Total Time Deposits — 0.0%			3,885,113

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bills (n):
0.01%, 10/08/15-12/24/15		440,640	440,650,005
0.02%, 10/15/15		19,000	19,000,380
0.04%, 10/22/15		88,559	88,559,886
0.05%, 10/29/15		101,000	101,001,212
0.07%, 12/03/15-1/07/16		73,000	72,999,695
0.13%, 12/31/15-1/28/16		56,000	55,999,044
0.12%, 1/14/16-2/11/16		122,000	121,991,226
0.11%, 1/21/16		45,000	44,998,245
0.20%, 2/04/16		57,000	56,996,238
0.23%, 2/18/16-3/10/16		305,000	304,970,008
0.19%, 2/25/16		277,000	276,968,976
0.16%, 3/03/16		116,000	115,987,008
0.09%, 3/17/16		60,000	59,990,520
0.10%, 3/24/16		129,000	128,970,975
Total U.S. Treasury Obligations — 17.3%			1,889,083,418
Total Short-Term Securities (Cost — $2,770,204,397) — 25.3%			2,767,181,007

Options Purchased
(Cost — $118,718,561) — 0.6%			66,432,534
Total Investments Before Investments Sold Short and Options Written (Cost — $11,946,894,880*) — 103.9%			11,353,256,155

Investments Sold Short		Shares	Value
Japan — (0.1)%
Aeon Co. Ltd.		235,600	(3,655,076)
United Kingdom — 0.0%
Reckitt Benckiser Group PLC		24,453	(2,217,533)
United States — (0.2)%
ConocoPhillips		187,353	(8,985,450)
Franklin Resources, Inc.		58,394	(2,175,760)
T. Rowe Price Group, Inc.		32,100	(2,230,950)
Waddell & Reed Financial, Inc., Class A		120,136	(4,177,129)
Walt Disney Co.		53,916	(5,510,215)

			(23,079,504)
Total Investments Sold Short (Proceeds — $29,470,403) — (0.3)%			(28,952,113)

22	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Options Written	Value
(Premiums Received — $44,079,511) — (0.5)%	$(57,969,091)
Total Investments Net of Investments Sold Short and Options Written — 103.1%	11,266,334,951
Liabilities in Excess of Other Assets — (3.1)%	(340,222,040)

Net Assets — 100.0%	$10,926,112,911

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$11,993,236,185

Gross unrealized appreciation	$532,928,828
Gross unrealized depreciation	(1,172,908,858)

Net unrealized depreciation	$(639,980,030)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding options written.

(e)	Restricted security as to resale, excluding 144a securities. As of report date, the Fund held restricted securities with a current value of $182,380,972 and an original cost of $158,979,528 which was 1.7% of its net assets.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	All or a portion of security is held by a wholly owned subsidiary.

(k)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Shares/Beneficial Interest Purchased		Shares Sold	Shares/Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	878,636	551,191	[1]	—	1,429,827	$ 1,429,827	$4,222
BlackRock Liquidity Series, LLC, Money Market Series	$68,946,761	$183,779,150	[2]	—	$252,725,911	$252,725,911	$1,789,354	[3]
iShares Gold Trust	2,098,037	—		—	2,098,037	$ 22,616,839	—

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$42,043,468	$369,485

(n)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
	E-Mini MSCI Emerging Markets Index
(1,273)	Futures	December 2015	USD	50,353,515	$496,033
(3,132)	E-Mini S&P 500 Futures	December 2015	USD	298,902,420	5,101,380
1,679	Euro STOXX 50 Index	December 2015	USD	57,991,005	(1,429,998)
(71)	FTSE 100 Index	December 2015	USD	6,464,164	109,356
(28)	NASDAQ 100 E-Mini Futures	December 2015	USD	2,331,280	67,741
(68)	Nikkei 225 Index	December 2015	USD	4,958,363	148,695
(750)	Russell 2000 Mini Index Futures	December 2015	USD	82,192,500	3,744,646
2,045	STOXX Europe 600 Index	December 2015	USD	39,589,269	(449,022)
1	TOPIX Index	December 2015	USD	117,659	1,484
Total					$7,790,315

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,459,000	BRL	40,851,335	BNP Paribas S.A.	10/01/15	$1,158,388
USD	24,608,364	JPY	3,070,580,000	BNP Paribas S.A.	10/01/15	(987,583)
USD	44,848,934	JPY	5,609,144,000	JPMorgan Chase Bank N.A.	10/01/15	(1,908,147)
USD	15,483,206	MXN	238,686,000	Deutsche Bank AG	10/01/15	1,365,101
USD	15,601,060	MXN	238,033,170	JPMorgan Chase Bank N.A.	10/01/15	1,521,569
TWD	185,361,040	USD	5,583,164	Credit Suisse International	10/02/15	46,233
USD	24,613,781	JPY	3,079,184,000	Credit Suisse International	10/02/15	(1,054,205)
USD	10,446,940	MXN	171,147,000	BNP Paribas S.A.	10/02/15	324,603
USD	10,407,025	MXN	170,670,000	Deutsche Bank AG	10/02/15	312,899
USD	5,864,000	TWD	185,361,040	Credit Suisse International	10/02/15	234,603
USD	18,885,280	JPY	2,320,000,000	HSBC Bank USA N.A.	10/05/15	(454,885)
USD	20,483,020	JPY	2,537,416,000	Morgan Stanley Capital Services LLC	10/08/15	(670,368)
USD	38,756,174	JPY	4,665,352,000	JPMorgan Chase Bank N.A.	10/09/15	(137,415)
USD	22,859,075	SGD	32,109,000	HSBC Bank USA N.A.	10/09/15	302,843
USD	34,170,084	JPY	4,100,000,000	JPMorgan Chase Bank N.A.	10/13/15	(12,027)
EUR	18,802,000	USD	21,517,611	Deutsche Bank AG	10/15/15	(503,391)
USD	11,521,000	BRL	41,305,089	Deutsche Bank AG	10/15/15	1,157,678
USD	27,607,087	JPY	3,300,096,000	BNP Paribas S.A.	10/15/15	93,178
USD	22,959,927	MXN	357,658,270	Deutsche Bank AG	10/15/15	1,830,536
EUR	31,668,000	USD	34,959,257	Credit Suisse International	10/16/15	435,294
EUR	21,817,000	USD	24,091,205	JPMorgan Chase Bank N.A.	10/16/15	293,123
USD	20,877,844	BRL	75,440,000	BNP Paribas S.A.	10/16/15	1,956,884
USD	5,693,384	BRL	20,585,000	Deutsche Bank AG	10/16/15	530,500
USD	19,319,044	BRL	69,848,000	Morgan Stanley Capital Services LLC	10/16/15	1,800,603
USD	11,088,028	IDR	161,219,921,000	JPMorgan Chase Bank N.A.	10/23/15	183,123
USD	23,998,363	KRW	25,774,242,000	Credit Suisse International	10/27/15	2,275,720
USD	29,097,281	KRW	31,323,223,000	Deutsche Bank AG	10/27/15	2,697,933
USD	6,670,801	AUD	9,509,000	Morgan Stanley Capital Services LLC	10/29/15	7,279
USD	21,340,523	JPY	2,579,350,000	BNP Paribas S.A.	10/29/15	(168,018)

24	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	14,987,261	MXN	237,667,980	Credit Suisse International	10/29/15	$963,668
EUR	16,438,000	USD	18,504,422	Credit Suisse International	10/30/15	(128,189)
USD	18,429,958	EUR	16,438,000	Credit Suisse International	10/30/15	53,725
USD	10,451,294	IDR	151,073,448,000	Credit Suisse International	10/30/15	260,842
USD	24,533,441	JPY	2,942,271,000	Morgan Stanley Capital Services LLC	11/05/15	(3,509)
USD	19,960,283	MXN	338,221,000	Credit Suisse International	11/05/15	14,431
USD	19,865,719	JPY	2,387,472,000	HSBC Bank USA N.A.	11/06/15	(44,751)
USD	11,249,375	SGD	16,078,000	Morgan Stanley Capital Services LLC	11/06/15	(34,274)
USD	29,818,583	JPY	3,570,000,000	BNP Paribas S.A.	11/10/15	44,892
USD	31,334,333	MXN	483,206,750	Deutsche Bank AG	11/12/15	2,853,464
USD	6,986,982	MXN	118,400,000	JPMorgan Chase Bank N.A.	11/12/15	8,324
USD	10,020,780	BRL	40,990,000	BNP Paribas S.A.	11/13/15	(156,386)
USD	25,707,461	JPY	3,078,687,000	BNP Paribas S.A.	11/13/15	30,364
USD	5,518,915	TWD	184,111,000	Credit Suisse International	11/13/15	(73,470)
USD	47,584,541	JPY	5,910,000,000	HSBC Bank USA N.A.	11/16/15	(1,708,296)
USD	11,258,000	IDR	162,430,424,000	Credit Suisse International	11/18/15	419,550
USD	9,979,822	MXN	169,642,000	Deutsche Bank AG	11/19/15	(13,777)
USD	25,476,294	JPY	3,052,060,000	Credit Suisse International	11/20/15	19,093
USD	9,969,877	MXN	169,458,000	BNP Paribas S.A.	11/20/15	(12,122)
USD	59,271,379	JPY	7,100,000,000	BNP Paribas S.A.	11/24/15	47,454
USD	11,113,073	CNH	73,008,000	JPMorgan Chase Bank N.A.	11/27/15	(274,552)
USD	16,423,018	CNH	107,892,000	JPMorgan Chase Bank N.A.	11/27/15	(405,736)
USD	7,476,659	MXN	118,825,040	Credit Suisse International	11/27/15	480,947
USD	49,153,187	JPY	5,920,000,000	HSBC Bank USA N.A.	11/30/15	(232,942)
USD	11,417,000	MYR	47,983,368	Credit Suisse International	12/03/15	546,606
USD	38,610,984	JPY	4,730,000,000	Credit Suisse International	12/10/15	(864,117)
USD	8,273,874	MXN	142,050,000	HSBC Bank USA N.A.	12/10/15	(80,410)
USD	11,158,000	CLP	7,778,241,800	Goldman Sachs International	12/11/15	59,497
USD	26,783,734	KRW	32,121,732,000	Morgan Stanley Capital Services LLC	12/11/15	(252,940)
INR	1,295,111,028	USD	19,784,770	Credit Suisse International	12/18/15	(338,561)
USD	19,349,654	INR	1,295,111,028	Credit Suisse International	12/18/15	(96,555)
USD	48,980,607	JPY	5,910,000,000	Deutsche Bank AG	12/21/15	(364,761)
USD	10,441,572	MXN	177,642,460	Credit Suisse International	12/24/15	5,930
USD	6,878,759	MXN	118,380,000	HSBC Bank USA N.A.	1/07/16	(67,542)
USD	10,436,357	MXN	177,642,450	Morgan Stanley Capital Services LLC	1/07/16	12,655
USD	38,687,409	JPY	4,730,000,000	Morgan Stanley Capital Services LLC	1/13/16	(831,458)
USD	47,757,769	JPY	5,910,000,000	Deutsche Bank AG	2/10/16	(1,649,927)
USD	10,381,147	MXN	177,614,150	BNP Paribas S.A.	2/18/16	(5,159)
Total						$10,814,059

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Amazon.com, Inc.	Call	10/16/15	USD	490.00	22	$64,790
Goodyear Tire & Rubber Co.	Call	10/16/15	USD	31.00	274	6,850
Salesforce.com, Inc.	Call	12/18/15	USD	72.50	140	47,250
Salesforce.com, Inc.	Call	12/18/15	USD	70.00	93	42,082
SPDR Gold Trust ETF[1]	Call	12/31/15	USD	110.00	6,171	1,493,382

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	1/15/16	USD	111.00	4,406	$1,072,861
SPDR Gold Trust ETF[1]	Call	3/18/16	USD	114.00	5,610	1,553,970
SPDR Gold Trust ETF[1]	Call	3/18/16	USD	113.00	3,257	986,871
Total						$5,268,056

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
S&P 500 Index	Call	Morgan Stanley & Co. International PLC	10/30/15	USD	2,025.00		—	27,991	$126,002
USD Currency	Call	Credit Suisse International	11/03/15	JPY	125.00	USD	11,698	—	16,323
USD Currency	Call	Credit Suisse International	11/03/15	JPY	125.00	USD	11,698	—	16,323
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	11,698	—	16,323
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	11,698	—	16,323
USD Currency	Call	Deutsche Bank AG	11/03/15	JPY	125.00	USD	11,639	—	16,239
USD Currency	Call	Credit Suisse International	11/19/15	JPY	125.00	USD	11,698	—	30,735
USD Currency	Call	Credit Suisse International	11/19/15	JPY	125.00	USD	11,698	—	30,716
Freeport-McMoRan, Inc.	Call	Deutsche Bank AG	11/20/15	USD	12.00		—	639,522	239,821
USD Currency	Call	Credit Suisse International	11/25/15	JPY	123.00	USD	11,698	—	71,573
USD Currency	Call	Credit Suisse International	11/25/15	JPY	123.00	USD	11,698	—	71,573
BlackRock MSJNJPTL Index	Call	Morgan Stanley & Co. International PLC	12/11/15	JPY	131.28		—	20,706,138	1,511,527
BlackRock MSJNJPTL Index	Call	Morgan Stanley & Co. International PLC	12/11/15	JPY	139.99		—	5,339,563	620,140
TOPIX Index	Call	Bank of America N.A.	12/11/15	JPY	1,525.00		—	1,968,692	259,287
TOPIX Index	Call	Citibank N.A.	12/11/15	JPY	1,685.00		—	4,151,800	122,635
Delta Air Lines Inc.	Call	Morgan Stanley & Co. International PLC	12/18/15	USD	47.50		—	30,265	53,339
United Continental Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	12/18/15	USD	61.50		—	13,969	14,821
Abbott Laboratories	Call	Citibank N.A.	1/15/16	USD	49.00		—	585,600	84,116
Activision Blizzard, Inc.	Call	Deutsche Bank AG	1/15/16	USD	19.00		—	590,042	7,139,508
Bank of America Corp.	Call	Goldman Sachs International	1/15/16	USD	16.50		—	1,638,400	860,586
Citigroup, Inc.	Call	Goldman Sachs International	1/15/16	USD	50.50		—	760,900	1,978,249
General Electric Co.	Call	Deutsche Bank AG	1/15/16	USD	28.50		—	1,172,095	176,096
Gilead Sciences, Inc.	Call	Citibank N.A.	1/15/16	USD	95.00		—	116,600	1,078,550
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	1/15/16	USD	220.00		—	85,800	32,604
Ingersoll-Rand PLC	Call	Morgan Stanley & Co. International PLC	1/15/16	USD	63.50		—	191,854	25,217
International Business Machines Corp.	Call	Barclays Bank PLC	1/15/16	USD	182.00		—	115,089	8,496
International Business Machines Corp.	Call	Deutsche Bank AG	1/15/16	USD	182.00		—	115,087	8,496
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/16	USD	59.00		—	585,400	2,444,027
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/16	USD	59.00		—	1,172,827	254,327
MetLife, Inc.	Call	Goldman Sachs International	1/15/16	USD	57.50		—	922,643	202,981
Pfizer, Inc.	Call	Citibank N.A.	1/15/16	USD	33.00		—	2,303,800	2,188,610
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/16	USD	90.00		—	715,410	486,479
Wells Fargo & Co.	Call	Goldman Sachs International	1/15/16	USD	60.00		—	286,100	45,776
TOPIX Index	Call	Citibank N.A.	3/11/16	JPY	1,690.00		—	5,845,002	603,538
Baxter International, Inc.	Call	Goldman Sachs International	3/18/16	USD	72.75		—	234,419	377,133
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	103.00		—	1,174,076	1,888,032

26	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)	Contracts	Value
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	46.00	—	878,771	$635,887
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	99.00	—	116,457	1,173,665
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	220.00	—	210,900	262,712
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	15.75	—	1,171,694	339,463
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	40.75	—	878,771	294,151
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	45.50	—	878,800	555,235
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	63.50	—	234,400	556,784
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	59.00	—	878,771	640,431
TOPIX Index	Call	Citibank N.A.	6/10/16	JPY	1,675.00	—	3,755,902	702,639
TOPIX Index	Call	Morgan Stanley & Co. International PLC	6/10/16	JPY	1,675.00	—	1,994,633	373,148
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/16/16	EUR	415.00	—	75,444	271,160
TAIEX Index	Call	Citibank N.A.	9/21/16	TWD	9,000.77	—	101,800	456,304
TAIEX Index	Call	Citibank N.A.	9/21/16	TWD	9,483.14	—	93,402	227,866
STOXX Europe 600 Index	Call	Credit Suisse International	12/16/16	EUR	400.00	—	126,482	1,007,683
TAIEX Index	Call	Goldman Sachs International	12/21/16	TWD	9,677.00	—	95,100	274,800
EURO STOXX 50 Index	Call	Morgan Stanley & Co. International PLC	3/17/17	EUR	3,450.00	—	7,782	1,137,024
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61	—	69,976	1,781,810
EURO STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,500.00	—	7,230	1,006,049
EURO STOXX 50 Index	Call	Bank of America N.A.	9/15/17	EUR	3,600.00	—	7,747	1,014,496
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/15/17	EUR	372.06	—	47,705	906,751
EURO STOXX 50 Index	Call	Barclays Bank PLC	12/15/17	EUR	3,500.00	—	7,935	1,393,800
Nikkei 225 Index	Call	Goldman Sachs International	3/09/18	JPY	21,968.28	—	247,564	1,499,791
EURO STOXX 50 Index	Call	Goldman Sachs International	3/16/18	EUR	3,500.00	—	6,612	1,204,945
EURO STOXX 50 Index	Call	UBS AG	6/15/18	EUR	3,600.00	—	3,205	512,721
EURO STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55	—	3,336	755,528
Russell 2000 Index	Put	Bank of America N.A.	10/16/15	USD	1,130.00	—	83,823	3,197,847
S&P 500 Index	Put	BNP Paribas S.A.	10/16/15	USD	1,925.00	—	27,501	1,177,043
S&P 500 Index	Put	Credit Suisse International	10/16/15	USD	1,920.00	—	58,318	2,326,888
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	BNP Paribas S.A.	2/17/16	BRL	46,600.00	—	606	505,316
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Morgan Stanley & Co. International PLC	2/17/16	BRL	47,000.00	—	699	613,162
Gentex Corp.	Put	Morgan Stanley & Co. International PLC	3/18/16	USD	15.00	—	232,955	244,603
Gentex Corp.	Put	UBS AG	3/18/16	USD	15.00	—	58,120	61,026
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/17/16	BRL	51,369.43	—	1,463	1,932,185
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Bank of America N.A.	8/17/16	BRL	49,122.00	—	632	686,057
Ibovespa Brasil Sao Paulo Stock Exchange Index	Put	Goldman Sachs International	8/17/16	BRL	51,370.00	—	492	790,425
Total								$53,635,916

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.00%	Receive	3-month LIBOR	11/20/15	USD	355,160	$3,243,147

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount (000)	Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.45%	Receive	3-month LIBOR	11/24/15	USD	710,240	$4,033,503
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	4,660,748	36,681
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	6-month JPY LIBOR	1/25/16	JPY	2,322,553	18,279
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	2,831,410	98,633
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	2,370,178	98,319
Total									$7,528,562

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Market Value
Aetna, Inc.	Call	10/16/15	USD	130.00	117	$(1,521)
Amazon.com, Inc.	Call	10/16/15	USD	540.00	22	(9,735)
Philip Morris International, Inc.	Call	12/18/15	USD	85.00	725	(59,088)
Salesforce.com, Inc.	Call	12/18/15	USD	80.00	233	(28,193)
Goodyear Tire & Rubber Co.	Put	10/16/15	USD	28.00	274	(12,330)
Google, Inc., Class C	Put	10/16/15	USD	615.00	17	(39,695)
Google, Inc., Class A	Put	12/18/15	USD	600.00	35	(70,175)
Salesforce.com, Inc.	Put	12/18/15	USD	67.50	233	(89,705)
Molson Coors Brewing Company, Class B	Put	1/15/16	USD	65.00	350	(56,000)
Total						$(366,442)

OTC Barrier Options Written

Description	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
Nikkei 225 Index	Goldman Sachs International	3/09/18	JPY	17,974.04	JPY	14,978.37	247,564	$(5,813,700)
EURO STOXX 50 Index	Deutsche Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	3,336	(1,097,532)
Total								$(6,911,232)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Freeport-McMoRan, Inc.	Call	Deutsche Bank AG	11/20/15	USD	15.00	639,522	$(76,743)
TOPIX Index	Call	Citibank N.A.	12/11/15	JPY	1,800.00	4,151,800	(36,715)
Delta Air Lines Inc.	Call	Morgan Stanley & Co. International PLC	12/18/15	USD	54.00	30,265	(10,548)
United Continental Holdings, Inc.	Call	Morgan Stanley & Co. International PLC	12/18/15	USD	70.00	13,969	(3,492)
Abbott Laboratories	Call	Citibank N.A.	1/15/16	USD	55.00	585,600	(29,280)
Activision Blizzard, Inc.	Call	Deutsche Bank AG	1/15/16	USD	24.00	590,042	(4,336,809)
Bank of America Corp.	Call	Goldman Sachs International	1/15/16	USD	19.00	1,638,400	(162,447)
Citigroup, Inc.	Call	Goldman Sachs International	1/15/16	USD	57.50	760,900	(369,036)
JPMorgan Chase & Co.	Call	Goldman Sachs International	1/15/16	USD	66.00	585,400	(649,478)
Merck & Co., Inc.	Call	Goldman Sachs International	1/15/16	USD	65.00	1,172,827	(76,234)
MetLife, Inc.	Call	Goldman Sachs International	1/15/16	USD	67.50	922,643	(32,874)

28	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Pfizer, Inc.	Call	Citibank N.A.	1/15/16	USD	37.50	2,303,800	$(310,368)
Prudential Financial, Inc.	Call	Citibank N.A.	1/15/16	USD	105.00	715,410	(193,161)
United Continental Holdings, Inc.	Call	Citibank N.A.	1/15/16	USD	60.00	103,520	(195,653)
Valeant Pharmaceuticals International, Inc.	Call	Barclays Bank PLC	1/15/16	USD	240.00	17,500	(53,375)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	BNP Paribas S.A.	2/17/16	BRL	51,000.00	606	(286,516)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Morgan Stanley & Co. International PLC	2/17/16	BRL	51,500.00	699	(301,467)
Baxter International, Inc.	Call	Goldman Sachs International	3/18/16	USD	82.00	234,419	(102,382)
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	113.00	293,519	(118,359)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	51.25	878,771	(206,863)
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	107.50	116,457	(772,594)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	245.00	210,900	(75,523)
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	17.90	1,171,694	(281,991)
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	46.00	878,771	(299,327)
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	51.75	878,800	(230,175)
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	73.00	234,400	(156,680)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	66.00	878,771	(193,022)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL	60,785.00	632	(212,617)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Bank of America N.A.	8/17/16	BRL	63,004.60	1,463	(350,548)
Ibovespa Brasil Sao Paulo Stock Exchange Index	Call	Goldman Sachs International	8/17/16	BRL	63,000.00	492	(78,691)
Russell 2000 Index	Put	Bank of America N.A.	10/16/15	USD	1,025.00	83,823	(305,677)
S&P 500 Index	Put	BNP Paribas S.A.	10/16/15	USD	1,800.00	27,501	(262,635)
S&P 500 Index	Put	Credit Suisse International	10/16/15	USD	1,790.00	58,318	(449,049)
BlackRock MSJNJPTL Index	Put	Morgan Stanley & Co. International PLC	12/11/15	JPY	137.22	5,339,563	(329,891)
BlackRock MSJNJPTL Index	Put	Morgan Stanley & Co. International PLC	12/11/15	JPY	128.68	20,706,138	(1,525,915)
TOPIX Index	Put	Bank of America N.A.	12/11/15	JPY	1,525.00	1,968,692	(2,238,695)
TOPIX Index	Put	Citibank N.A.	12/11/15	JPY	1,535.00	4,151,800	(4,986,007)
Delta Air Lines Inc.	Put	Morgan Stanley & Co. International PLC	12/18/15	USD	43.00	30,265	(66,129)
United Continental Holdings, Inc.	Put	Morgan Stanley & Co. International PLC	12/18/15	USD	55.00	13,969	(69,147)
Ingersoll-Rand PLC	Put	Morgan Stanley & Co. International PLC	1/15/16	USD	56.00	191,854	(1,252,864)
Mylan, Inc.	Put	Barclays Bank PLC	1/15/16	USD	60.00	87,416	(1,772,359)
Twitter, Inc.	Put	Citibank N.A.	1/15/16	USD	30.00	197,636	(983,239)
TOPIX Index	Put	Citibank N.A.	3/11/16	JPY	1,485.00	5,845,002	(6,436,078)
General Electric Co.	Put	Deutsche Bank AG	3/18/16	USD	23.00	233,115	(224,956)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/16	USD	90.00	116,457	(861,782)
Teva Pharmaceutical Industries Ltd.	Put	Deutsche Bank AG	5/20/16	USD	55.00	234,400	(1,121,883)
TOPIX Index	Put	Citibank N.A.	6/10/16	JPY	1,500.00	1,877,951	(2,340,296)
TOPIX Index	Put	Citibank N.A.	6/10/16	JPY	1,475.00	1,877,951	(2,342,599)
TOPIX Index	Put	Morgan Stanley & Co. International PLC	6/10/16	JPY	1,450.00	1,994,633	(2,245,019)
TAIEX Index	Put	Citibank N.A.	9/21/16	TWD	8,691.29	93,402	(3,020,589)
TAIEX Index	Put	Citibank N.A.	9/21/16	TWD	8,100.70	101,800	(2,419,089)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	29

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
TAIEX Index	Put	Goldman Sachs International	12/21/16	TWD	8,868.97	95,100	$(3,734,972)
Total							$(49,191,838)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.25%	Pay	3-month LIBOR	11/24/15	USD	710,240	$(1,499,579)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.IG Series 24 Version [1]	1.00%	6/20/20	BBB+	USD	61,019	$(473,382)
iTraxx Crossover Series 23 Version [1]	5.00%	6/20/20	B+	EUR	17,286	(1,700,321)
CDX.NA.IG Series 25 Version [1]	1.00%	12/20/20	BBB+	USD	23,740	(112,346)
iTraxx Crossover Series 24 Version [1]	5.00%	12/20/20	B+	EUR	71,196	(987,885)
Total						$(3,273,934)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.03%[1]	3-month LIBOR	N/A	3/11/17	USD	286,410	$(1,825,996)
0.75%[1]	3-month LIBOR	N/A	3/11/17	USD	89,825	(405,649)
1.08%[1]	3-month LIBOR	N/A	4/07/17	USD	599,090	(6,803,217)
0.77%[1]	3-month LIBOR	N/A	4/07/17	USD	119,815	(3,375,716)
1.88%[2]	3-month LIBOR	N/A	3/11/20	USD	115,030	3,046,933
1.95%[1]	3-month LIBOR	N/A	9/11/22	USD	59,250	(1,056,001)
2.71%[2]	3-month LIBOR	9/28/20[3]	9/28/23	USD	236,690	738,360
2.22%[2]	3-month LIBOR	N/A	4/07/25	USD	124,920	4,051,652
3.05%[2]	3-month LIBOR	9/17/20[3]	9/17/25	USD	59,158	945,918
2.99%[2]	3-month LIBOR	9/17/20[3]	9/17/25	USD	59,158	801,742
3.03%[2]	3-month LIBOR	9/18/20[3]	9/18/25	USD	101,722	1,561,851
Total						$(2,320,123)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

[3]	Forward swap.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
2.06%[1]	6-month WIBOR	Deutsche Bank AG	3/17/20	PLN	36,129	$163,123	—	$163,123
2.05%[1]	6-month WIBOR	Deutsche Bank AG	3/19/20	PLN	12,043	49,624	—	49,624
Total						$212,747	—	$212,747

[1]	Fund pays the floating rate and receives the fixed rate.

30	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays	Fund Receives	Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Depreciation
0.10%	1.23%	JPY 2,383,000	USD 19,803	Bank of America N.A.	3/15/2017	$(61,542)	$(1)	$(61,541)

OTC Total Return Swaps

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Siloam International Hospitals	1-month LIBOR plus 0.50%[1]	Credit Suisse International	2/08/16	2,973,400	$(602,404)	—	$(602,404)
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 503,285,000[2]	BNP Paribas S.A.	3/31/16	191	1,020,556	—	1,020,556
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 517,240,000[2]	BNP Paribas S.A.	3/31/16	193	958,846	—	958,846
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 506,870,000[2]	BNP Paribas S.A.	3/31/17	182	1,274,372	—	1,274,372
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 515,970,000[2]	BNP Paribas S.A.	3/31/17	182	1,198,516	—	1,198,516
EURO STOXX 50 Dividend Futures December 2017	EUR 5,355,980[2]	BNP Paribas S.A.	12/15/17	469	(455,935)	—	(455,935)
EURO STOXX 50 Dividend Futures December 2017	EUR 5,360,190[2]	BNP Paribas S.A.	12/15/17	465	(507,794)	—	(507,794)
EURO STOXX 50 Dividend Futures December 2018	EUR 2,618,460[2]	BNP Paribas S.A.	12/21/18	234	(274,547)	—	(274,547)
EURO STOXX 50 Dividend Futures December 2018	EUR 2,892,800[2]	BNP Paribas S.A.	12/21/18	256	(331,825)	—	(331,825)
EURO STOXX 50 Dividend Futures December 2018	EUR 5,310,630[2]	BNP Paribas S.A.	12/21/18	468	(631,457)	—	(631,457)
Total					$1,648,328	—	$1,648,328

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 —other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 —unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	31

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$12,465,631	—	$12,465,631
Belgium	$3,743,636	7,276,034	—	11,019,670
Brazil	12,900,296	—	—	12,900,296
Canada	113,837,135	—	—	113,837,135
China	24,129,750	40,720,017	—	64,849,767
Cyprus	601,825	—	—	601,825
Denmark	—	2,243,343	—	2,243,343
Egypt	2,457,906	—	—	2,457,906
France	14,226,042	209,599,784	—	223,825,826
Germany	—	73,475,504	—	73,475,504
Hong Kong	—	71,948,711	—	71,948,711
India	—	37,784,791	—	37,784,791
Indonesia	—	4,873,095	—	4,873,095
Ireland	25,638,331	19,918,288	—	45,556,619
Israel	65,213,135	—	—	65,213,135
Italy	7,604,484	56,591,977	—	64,196,461
Japan	—	923,089,712	—	923,089,712
Kazakhstan	2,543,560	—	—	2,543,560
Malaysia	—	20,550,359	—	20,550,359
Mexico	27,968,344	—	—	27,968,344
Netherlands	17,459,774	67,991,088	—	85,450,862
Norway	—	32,597,681	—	32,597,681
Portugal	—	7,038,811	—	7,038,811
Singapore	755,310	76,410,226	—	77,165,536
South Africa	—	3,063,510	—	3,063,510
South Korea	—	62,634,793	—	62,634,793
Spain	—	25,964,105	—	25,964,105
Sweden	—	17,210,270	—	17,210,270
Switzerland	583,029	147,064,692	—	147,647,721
Taiwan	—	22,610,190	—	22,610,190
Thailand	5,943,496	7,066,444	—	13,009,940
United Arab Emirates	11,450,012	6,772,007	—	18,222,019
United Kingdom	63,087,661	288,429,956	$7,260,236	358,777,853
United States	3,062,413,046	—	960,698	3,063,373,744
Corporate Bonds	—	651,118,833	72,703,682	723,822,515
Credit Linked Notes	—	37,159,303	—	37,159,303
Floating Rate Loan Interests	—	117,957,726	22,090,200	140,047,926
Foreign Agency Obligations	—	89,441,733	—	89,441,733
Foreign Government Obligations	—	583,730,995	—	583,730,995
Investment Companies	107,876,754	—	—	107,876,754
Non-Agency Mortgage-Backed Securities	—	—	9,668,605	9,668,605
Preferred Securities	151,087,360	183,453,714	117,143,060	451,684,134
U.S. Government Sponsored Agency Securities	—	42,043,468	—	42,043,468
U.S. Treasury Obligations	—	616,876,609	—	616,876,609
Warrants	966,035	155,812	—	1,121,847
Short-Term Securities:
Foreign Agency Obligations	—	620,056,738	—	620,056,738
Money Market Funds	1,429,827	252,725,911	—	254,155,738
Time Deposits	—	3,885,113	—	3,885,113
U.S. Treasury Obligations	—	1,889,083,418	—	1,889,083,418

32	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

	Level 1	Level 2	Level 3	Total
Options Purchased:
Equity Contracts	$5,268,056	$53,349,788	—	$58,617,844
Foreign Currency Exchange Contracts	—	286,128	—	286,128
Interest Rate Contracts	—	7,528,562	—	7,528,562
Liabilities:
Investments:
Investments Sold Short	(23,079,504)	(5,872,609)	—	(28,952,113)

Total	$3,706,105,300	$7,388,372,261	$229,826,481	$11,324,304,042

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$9,669,335	$4,452,290	$—	$14,121,625
Foreign currency exchange contracts	—	24,349,532	—	24,349,532
Interest rate contracts	—	11,359,203	—	11,359,203
Liabilities:
Credit contracts	—	(3,273,934)	—	(3,273,934)
Equity contracts	(2,245,462)	(58,907,032)	—	(61,152,494)
Foreign currency exchange contracts	—	(13,535,473)	—	(13,535,473)
Interest rate contracts	—	(15,027,699)	—	(15,027,699)

Total	$7,423,873	$(50,583,113)	—	$(43,159,240)

[1]  Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash held for securities sold short	$28,995,414	—	—	$28,995,414
Foreign currency at value	366,285	—	—	366,285
Cash pledged for centrally cleared swaps	19,302,050	—	—	19,302,050
Liabilities:
Cash received as collateral for OTC derivatives	—	$(25,841,000)	—	(25,841,000)
Collateral on securities loaned at value	—	(252,725,911)	—	(252,725,911)

Total	$48,663,749	$(278,566,911)	—	$(229,903,162)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2014	$7,700,343	$34,639,181	$18,662,752	—	$96,297,850	$157,300,126
Transfers into Level 3	1,082,619	4,893,555	—	—	—	5,976,174
Transfers out of Level 3	—	(10,895,810)	(11,303,394)	—	(5,793,266)	(27,992,470)
Accrued discounts/premiums	—	96,928	13,227	$20,216	—	130,371
Net realized gain (loss)	—	3,120	5,206	—	—	8,326
Net change in unrealized appreciation (depreciation)[1]	(1,498,197)	(2,600,186)	837,601	(291,634)	2,874,818	(677,598)
Purchases	936,169	46,622,579	16,531,555	9,940,023	23,763,658	97,793,984
Sales	—	(55,685)	(2,656,747)	—	—	(2,712,432)
Closing balance, as of September 30, 2015	$8,220,934	$72,703,682	$22,090,200	$9,668,605	$117,143,060	$229,826,481

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[1]	$(1,498,197)	$(2,600,186)	$837,601	$(291,634)	$2,874,818	$(677,598)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	33

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation V.I. Fund

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of September 30, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $37,420,819.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$7,345,168	Market Comparable Companies	Run Rate EBITDA Multiple[2]	20.50x
		Probability-Weighted Expected Return Model	Discount Rate[2]	20.00%
			IPO Exit Probability[1]	65.00%
			Projected Revenue Multiple[2]	11.50x - 15.50x
			Revenue Growth Rate[2]	74.70%
			Years to IPO[2]	1-2
Corporate Bonds	67,917,434	Discounted Cash Flow	Discount Rate[2]	15.00%
		Market Comparable Companies	Run Rate EBITDA Multiple[2]	20.50x
		Recovery Value	Recovery Rate	—
		Option Pricing Model	Current Fiscal Year Revenue Multiple[1]	1.18x
			Risk Free Rate[2]	0.63%
			Volatility[1]	49.00%
			Years to IPO[2]	1-2
Preferred Stocks	87,865,344	Market Comparable Companies	Compounded Annual Net Revenue Growth Rate[1]	61.10% - 94.00%[3]
			Net Revenue Multiple[1]	24.75x
			Net Revenue Growth Rate[1]	372.80%
			Projected Revenue Multiple[1]	6.5x - 21.0x3
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Revenue Growth Rate[2]	55.77%
			Projected Revenue Multiple[1]	16.75x - 26.75x
			Years to IPO[2]	1-2
	29,277,716	Probability-Weighted Expected Return Model	Discount Rate[2]	20.00%
			IPO Exit Probability[1]	65.00% - 85.00%[4]
			Revenue Growth Rate[2]	74.70% - 156.90%[4]
			Projected Revenue Multiple[1]	7.25x - 15.75x4
			Years to IPO[2]	1-2

Total	$192,405,662

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]	The weighted average of unobservable inputs are as follows: 78.10% for Compounded Annual Net Revenue Growth Rate and 13.99x for 2016 Projected Revenue Multiple.

[4]	The weighted average of unobservable inputs are as follows: 77.33% for IPO Exit Probability, 12.27x for Projected Revenue Multiple, and 125.39% for Revenue Growth Rate.

34	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Global Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.1%
Ensogo Ltd. (a)	376,432	$35,745
Belgium — 0.8%
Anheuser-Busch InBev NV	3,242	344,806
Canada — 1.2%
Element Financial Corp. (a)	12,300	167,933
Royal Bank of Canada	6,233	344,648

		512,581
China — 2.9%
Alibaba Group Holding Ltd. — ADR (a)	6,368	375,521
CRRC Corp. Ltd., H Shares (a)	185,000	235,923
Industrial & Commercial Bank of China Ltd., H Shares	729,000	421,146
Vipshop Holdings Ltd. — ADR (a)(b)	10,616	178,349

		1,210,939
France — 4.0%
AXA SA	11,105	269,619
Schneider Electric SE	3,756	210,334
Société Générale SA	6,180	276,192
Unibail-Rodamco SE	1,779	461,091
Vivendi SA	18,653	441,924

		1,659,160
Germany — 2.0%
Daimler AG, Registered Shares	3,794	276,216
Infineon Technologies AG	25,699	288,741
Telefonica Deutschland Holding AG	46,719	285,687

		850,644
Hong Kong — 1.0%
AIA Group Ltd.	80,334	417,797
India — 1.6%
Bharti Infratel Ltd.	44,660	241,990
HDFC Bank Ltd.	20,981	411,982

		653,972

Indonesia — 0.6%
Global Mediacom Tbk PT	1,002,741	64,523
Matahari Department Store Tbk PT	172,140	190,131

		254,654
Ireland — 1.4%
Green REIT PLC	202,758	337,103
Shire PLC — ADR	1,101	225,958

		563,061
Italy — 0.7%
Eni SpA	18,991	298,736
Japan — 5.0%
FANUC Corp.	1,628	250,449

Common Stocks	Shares	Value
Japan (continued)
Mitsui Fudosan Co. Ltd.	14,000	$383,759
Nintendo Co. Ltd.	2,028	341,823
Panasonic Corp.	20,028	202,686
SMC Corp.	1,054	230,782
SoftBank Group Corp.	7,079	327,332
Sumitomo Mitsui Financial Group, Inc.	9,685	367,258

		2,104,089
Netherlands — 0.7%
Koninklijke Philips NV	13,058	307,215
New Zealand — 0.3%
Xero Ltd. (a)	14,477	139,927
Nigeria — 0.3%
Lekoil Ltd. (a)	382,903	123,087
Norway — 0.7%
Statoil ASA	19,448	283,534
Peru — 0.5%
Credicorp Ltd.	1,985	211,125
Portugal — 0.5%
Galp Energia SGPS SA	20,062	197,969
South Africa — 0.9%
Naspers Ltd., N Shares	2,903	363,825
Spain — 2.5%
Cellnex Telecom SAU (a)	43,002	732,654
NH Hotel Group SA (a)	54,988	295,412

		1,028,066
Sweden — 0.8%
Nordea Bank AB	28,746	320,705
Switzerland — 4.2%
Adecco SA, Registered Shares	3,896	285,326
Nestle SA, Registered Shares	5,551	417,467
Novartis AG, Registered Shares	4,139	380,423
Roche Holding AG	1,396	370,598
UBS Group AG, Registered Shares	16,785	310,323

		1,764,137
Taiwan — 0.8%
Hermes Microvision, Inc.	3,114	118,703
Largan Precision Co. Ltd.	2,874	224,301

		343,004
United Kingdom — 12.0%
AstraZeneca PLC	7,865	498,786
BAE Systems PLC	29,025	196,748
Crest Nicholson Holdings PLC	39,450	341,476
Delphi Automotive PLC	5,338	405,901
Diageo PLC	16,263	436,935

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	U.S. Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	35

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Common Stocks	Shares	Value
United Kingdom (continued)
Kennedy Wilson Europe Real Estate PLC	11,900	$204,859
Lloyds Banking Group PLC	407,092	463,457
Metro Bank PLC (Acquired 1/15/14, cost $259,316) (a)(c)	12,199	260,939
Nomad Foods Ltd. (a)	35,966	566,465
Prudential PLC	13,671	288,410
SABMiller PLC	6,555	371,194
Sophos Group PLC (a)	41,586	146,893
Unilever PLC	10,518	428,395
Vodafone Group PLC — ADR (b)	12,555	398,496

		5,008,954
United States — 49.8%
Abbott Laboratories	10,301	414,306
AbbVie, Inc.	3,462	188,367
Adobe Systems, Inc. (a)	3,586	294,841
Altria Group, Inc.	7,030	382,432
Amazon.com, Inc. (a)	524	268,230
American Airlines Group, Inc.	7,960	309,087
Aramark	11,517	341,364
Assured Guaranty Ltd.	11,611	290,275
Autodesk, Inc. (a)	5,150	227,321
BankUnited, Inc.	12,471	445,838
Becton Dickinson & Co.	1,873	248,472
Best Buy Co., Inc.	7,275	270,048
Boston Scientific Corp. (a)	30,185	495,336
Bristol-Myers Squibb Co.	6,929	410,197
Carnival Corp.	2,900	144,130
Celgene Corp. (a)	2,240	242,301
Charles River Laboratories International, Inc. (a)	5,432	345,041
Citigroup, Inc.	18,604	922,944
Comcast Corp., Class A	7,678	436,725
Concho Resources, Inc. (a)	3,484	342,477
Crown Holdings, Inc. (a)	7,351	336,308
Discover Financial Services	4,870	253,191
Eastman Chemical Co.	4,139	267,876
Eli Lilly & Co.	3,933	329,153
EOG Resources, Inc.	3,033	220,802
Facebook, Inc., Class A (a)	5,506	494,989
FirstEnergy Corp.	12,686	397,199
Google, Inc., Class A (a)	661	421,963
Google, Inc., Class C (a)	993	604,161
Hain Celestial Group, Inc. (a)	7,630	393,708
Hartford Financial Services Group, Inc.	11,142	510,081
Hortonworks, Inc. (a)	21,771	476,567
Kennedy-Wilson Holdings, Inc.	18,786	416,486
Kinder Morgan, Inc.	7,344	203,282
Las Vegas Sands Corp.	2,893	109,847
Lending Club Corp. (a)(b)	19,486	257,800
Lowe’s Cos., Inc.	5,028	346,530
Lumentum Holdings, Inc. (a)	3,333	56,494
Macquarie Infrastructure Corp.	3,465	258,697
MasterCard, Inc., Class A	5,941	535,403
McDonald’s Corp.	5,603	552,064
Medtronic PLC	6,236	417,438
Merck & Co., Inc.	4,689	231,590
Micron Technology, Inc. (a)	14,024	210,079
Mobileye NV (a)(b)	2,727	124,024
Mondelez International, Inc., Class A	10,132	424,227
New Relic, Inc. (a)	12,856	489,942
Pioneer Natural Resources Co.	1,850	225,034
Platform Specialty Products Corp. (a)	20,964	265,195
PPL Corp.	11,592	381,261
Public Service Enterprise Group, Inc.	8,335	351,404
Roper Technologies, Inc.	2,510	393,317
Samsonite International SA	72,173	235,143

Common Stocks	Shares	Value
United States (continued)
Sensata Technologies Holding NV (a)	7,320	$324,569
St. Jude Medical, Inc.	7,095	447,624
Strategic Growth Bancorp (Acquired 3/10/14, cost $247,382) (a)(c)	19,870	189,162
TransUnion (a)	9,739	244,644
Union Pacific Corp.	3,358	296,881
United Rentals, Inc. (a)	1,832	110,012
UnitedHealth Group, Inc.	2,035	236,080
Valeant Pharmaceuticals International, Inc. (a)	1,248	222,618
Walt Disney Co.	3,311	338,384
WisdomTree Investments, Inc. (b)	12,484	201,367

		20,822,328
Total Common Stocks — 95.3%		39,820,060

Preferred Stocks
India — 0.7%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $85,441) (a)(c)	120	221,498
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $33,723) (a)(c)	40	73,833

		295,331
United States — 1.6%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $138,814) (a)(c)	22,645	242,301
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $172,691) (a)(c)	11,132	423,315

		665,616
Total Preferred Stocks — 2.3%		960,947

Total Long-Term Investments (Cost — $40,088,352) — 97.6%		40,781,007

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	920,083	920,083

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (d)(e)(f)	$ 788	787,654
Total Short-Term Securities (Cost — $1,707,737) — 4.1%		1,707,737
Total Investments (Cost — $41,796,089*) — 101.7%		42,488,744
Liabilities in Excess of Other Assets — (1.7)%		(701,099)

Net Assets — 100.0%		$41,787,645

36	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$41,981,543

Gross unrealized appreciation	$3,417,542
Gross unrealized depreciation	(2,910,341)

Net unrealized appreciation	$507,201

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $1,411,048 and an original cost of $937,367, which was 3.4% of its net assets.

(d)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	249,813	670,270	920,083	201
BlackRock Liquidity Series, LLC, Money Market Series	$540,806	$246,848	$787,654	$4,724	[1]
[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	756,000	USD	554,403	Bank of America N.A.	10/22/15	$(24,420)
CAD	13,000	USD	9,851	BNP Paribas S.A.	10/22/15	(110)
CAD	551,000	USD	425,702	Standard Chartered Bank	10/22/15	(12,861)
CAD	106,000	USD	81,545	Standard Chartered Bank	10/22/15	(2,123)
CAD	14,000	USD	10,773	Standard Chartered Bank	10/22/15	(284)
CHF	47,603	USD	49,154	BNP Paribas S.A.	10/22/15	(274)
CHF	13,127	USD	13,471	Commonwealth Bank of Australia	10/22/15	8
CHF	252,935	USD	266,445	Goldman Sachs International	10/22/15	(6,720)
CHF	11,942	USD	12,255	Goldman Sachs International	10/22/15	8
CHF	19,864	USD	20,376	Goldman Sachs International	10/22/15	21
CHF	17,704	USD	18,264	State Street Bank and Trust Co.	10/22/15	(85)
CHF	4,196	USD	4,293	The Bank of New York Mellon	10/22/15	16
DKK	1,297,280	USD	190,888	Goldman Sachs International	10/22/15	3,492
EUR	52,814	USD	59,871	BNP Paribas S.A.	10/22/15	(837)
EUR	25,067	USD	28,416	BNP Paribas S.A.	10/22/15	(397)
EUR	83,873	USD	95,495	Goldman Sachs International	10/22/15	(1,744)
EUR	1,959	USD	2,206	Goldman Sachs International	10/22/15	(16)
EUR	8,641	USD	9,544	Goldman Sachs International	10/22/15	114
EUR	16,565	USD	18,341	Goldman Sachs International	10/22/15	176
EUR	4,380	USD	4,918	Standard Chartered Bank	10/22/15	(22)
EUR	4,172	USD	4,655	Standard Chartered Bank	10/22/15	8
EUR	1,976	USD	2,191	Standard Chartered Bank	10/22/15	18
EUR	5,828	USD	6,467	Standard Chartered Bank	10/22/15	48
EUR	5,838	USD	6,439	Standard Chartered Bank	10/22/15	86
EUR	13,842	USD	15,269	Standard Chartered Bank	10/22/15	204

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	37

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,945	USD	15,267	Standard Chartered Bank	10/22/15	$ 321
EUR	4,316	USD	4,914	State Street Bank and Trust Co.	10/22/15	(90)
EUR	3,319	USD	3,743	State Street Bank and Trust Co.	10/22/15	(33)
EUR	3,252	USD	3,667	State Street Bank and Trust Co.	10/22/15	(32)
EUR	6,904	USD	7,702	State Street Bank and Trust Co.	10/22/15	15
EUR	5,516	USD	6,131	State Street Bank and Trust Co.	10/22/15	35
EUR	13,068	USD	14,456	State Street Bank and Trust Co.	10/22/15	152
EUR	22,548	USD	24,743	State Street Bank and Trust Co.	10/22/15	461
GBP	417,000	USD	649,186	State Street Bank and Trust Co.	10/22/15	(18,438)
HKD	1,222,000	USD	157,647	Goldman Sachs International	10/22/15	27
JPY	32,344,000	USD	268,451	Citibank N.A.	10/22/15	1,234
NOK	50,000	USD	6,115	Goldman Sachs International	10/22/15	(244)
SEK	978,867	USD	115,147	Bank of America N.A.	10/22/15	1,861
SGD	322,000	USD	235,322	HSBC Bank PLC	10/22/15	(9,225)
USD	237,091	AUD	323,000	Goldman Sachs International	10/22/15	10,657
USD	431,516	CHF	418,468	Citibank N.A.	10/22/15	1,814
USD	117,826	CHF	113,018	Credit Suisse International	10/22/15	1,773
USD	198,079	CHF	190,708	Goldman Sachs International	10/22/15	2,251
USD	511,254	EUR	461,214	Standard Chartered Bank	10/22/15	(4,280)
USD	142,259	EUR	129,789	State Street Bank and Trust Co.	10/22/15	(2,817)
USD	58,138	EUR	52,771	State Street Bank and Trust Co.	10/22/15	(848)
USD	150,793	EUR	135,508	State Street Bank and Trust Co.	10/22/15	(674)
USD	1,815,676	GBP	1,161,667	Goldman Sachs International	10/22/15	58,556
USD	315,332	GBP	205,000	State Street Bank and Trust Co.	10/22/15	5,253
USD	157,678	HKD	1,222,000	State Street Bank and Trust Co.	10/22/15	4
USD	354,706	JPY	43,842,000	State Street Bank and Trust Co.	10/22/15	(10,850)
USD	260,740	NOK	2,131,000	HSBC Bank PLC	10/22/15	10,515
USD	159,205	NZD	243,000	HSBC Bank PLC	10/22/15	4,113
Total						$ 5,817

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

38	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$35,745	—	$35,745
Belgium	—	344,806	—	344,806
Canada	$512,581	—	—	512,581
China	553,870	657,069	—	1,210,939
France	—	1,659,160	—	1,659,160
Germany	—	850,644	—	850,644
Hong Kong	—	417,797	—	417,797
India	—	653,972	—	653,972
Indonesia	—	254,654	—	254,654
Ireland	225,958	337,103	—	563,061
Italy	—	298,736	—	298,736
Japan	—	2,104,089	—	2,104,089
Netherlands	—	307,215	—	307,215
New Zealand	—	139,927	—	139,927
Nigeria	123,087	—	—	123,087
Norway	—	283,534	—	283,534
Peru	211,125	—	—	211,125
Portugal	—	197,969	—	197,969
South Africa	—	363,825	—	363,825
Spain	—	1,028,066	—	1,028,066
Sweden	—	320,705	—	320,705
Switzerland	—	1,764,137	—	1,764,137
Taiwan	—	343,004	—	343,004
United Kingdom	1,722,614	3,025,401	$260,939	5,008,954
United States	20,398,023	235,143	189,162	20,822,328
Preferred Stocks:
India	—	—	295,331	295,331
United States	—	—	665,616	665,616
Short-Term Securities	920,083	787,654	—	1,707,737

Total	$24,667,341	$16,410,355	$1,411,048	$42,488,744

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$103,241	—	$103,241
Liabilities:
Foreign currency exchange contracts	—	(97,424)	—	(97,424)

Total	—	$5,817	—	$5,817

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 78,357	—	—	$78,357
Liabilities:
Bank overdraft		$(106,728)	—	(106,728)
Collateral on securities loaned at value	—	(787,654)	—	(787,654)

Total	$ 78,357	$(894,382)	—	$(816,025)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	39

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Ireland	—	$(505,640)	$505,640	—
Switzerland	—	(325,349)	325,349	—

Total	—	$(830,989)	$830,989	—

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total
Assets:
Opening balance, as of December 31, 2014	$457,779	$668,723	$1,126,502
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[2]	(7,678)	292,224	284,546
Purchases	—	—	—
Sales	—	—	—

Closing balance, as of September 30, 2015	$450,101	$960,947	$1,411,048

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$(7,678)	$292,224	$284,546

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$450,101	Market Comparable Companies	Tangible Book Value Multiple[3]	1.60x-2.10x
Preferred Stocks	960,947	Probability-Weighted Expected Return Model	Discount Rate[4]	25.00%
			IPO Exit Probability[3]	70.00%
			Revenue Growth Rate[3]	86.44%
			Projected Revenue Multiple[3]	1.43x-3.28x
			Years to IPO[4]	1-3
		Market Comparable Companies	Net Revenue Multiple[3]	24.75x
			Net Revenue Growth Rate[3]	372.80%
			Projected Revenue Multiple[3]	21.0x
			Compounded Annual Net Revenue Growth Rate[3]	94.00%
Total	$1,411,048

[3]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[4]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

40	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock High Yield V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (a)		5,265	$125,465
Capital Markets — 0.8%
American Capital Ltd. (a)		137,958	1,677,569
Chemicals — 0.1%
Advanced Emissions Solutions, Inc. (a)		1,644	10,850
Huntsman Corp.		25,038	242,618

			253,468
Communications Equipment — 0.1%
Nokia OYJ — ADR		34,519	234,039
Consumer Finance — 1.4%
Ally Financial, Inc. (a)		60,914	1,241,438
Ally Financial, Inc. (a)		51,770	1,055,062
Ally Financial, Inc. (a)		29,273	596,584

			2,893,084
Diversified Financial Services — 0.0%
Concrete Investment II SCA — Stapled (a)(b)		623	—
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		13,812	20,718
Hotels, Restaurants & Leisure — 0.3%
Amaya, Inc. (a)		30,619	558,232
Amaya, Inc. (a)		9,024	164,521

			722,753
Insurance — 0.5%
American International Group, Inc.		17,139	973,838
Media — 0.2%
Time Warner Cable, Inc.		2,550	457,393
Metals & Mining — 0.0%
Constellium NV, Class A (a)		5,392	32,676
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		6,800	270,708
Total Common Stocks — 3.6%			7,661,711

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.2%
Bombardier, Inc., 7.50%, 3/15/25 (c)	USD	149	111,750
Spirit Aerosystems, Inc., 5.25%, 3/15/22		315	321,300
TransDigm, Inc.:
5.50%, 10/15/20		155	147,734
6.00%, 7/15/22		1,414	1,318,555
6.50%, 7/15/24		708	665,414

			2,564,753
Air Freight & Logistics — 0.6%
CEVA Group PLC, 7.00%, 3/01/21 (c)		80	70,800
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	112,858
XPO Logistics, Inc.:
7.88%, 9/01/19 (c)	USD	602	586,950
6.50%, 6/15/22 (c)		586	495,536

			1,266,144

Corporate Bonds		Par (000)	Value
Airlines — 0.8%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (c)	USD	147	$133,403
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		651	667,640
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		365	378,687
National Air Cargo Group, Inc.:
11.88%, 5/02/18		95	95,326
11.88%, 5/08/18		97	97,465
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		311	315,705

			1,688,226
Auto Components — 1.2%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	125	178,368
Affinia Group, Inc., 7.75%, 5/01/21	USD	75	78,750
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		885	927,037
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 8/01/20		450	462,375
5.88%, 2/01/22		435	437,719
Schaeffler Finance BV, 4.75%, 5/15/23 (c)		200	193,000
ZF North America Capital, Inc.:
4.50%, 4/29/22 (c)		150	141,750
2.75%, 4/27/23	EUR	100	100,567

			2,519,566
Automobiles — 0.2%
Jaguar Land Rover Automotive PLC:
5.00%, 2/15/22	GBP	145	217,251
5.63%, 2/01/23 (c)	USD	150	147,375

			364,626
Banks — 1.0%
Bankia SA, 4.00%, 5/22/24 (d)	EUR	200	215,441
CIT Group, Inc.:
6.63%, 4/01/18 (c)	USD	155	163,913
5.00%, 8/01/23		1,151	1,143,806
Ibercaja Banco SA, 5.00%, 7/28/25 (d)	EUR	100	105,690
Novo Banco SA:
2.63%, 5/08/17		100	103,420
4.75%, 1/15/18		100	105,850
4.00%, 1/21/19		100	103,461
UniCredit SpA, 6.95%, 10/31/22		100	127,932

			2,069,513
Beverages — 0.1%
Constellation Brands, Inc.:
3.88%, 11/15/19	USD	99	100,980
4.25%, 5/01/23		43	42,839
Hydra Dutch Holdings 2 BV, 5.48%, 4/15/19 (d)	EUR	130	137,460

			281,279
Building Products — 1.4%
Builders FirstSource, Inc., 10.75%, 8/15/23 (c)	USD	130	129,837
Building Materials Corp. of America, 6.00%, 10/15/25 (c)		663	669,630
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		409	406,955
Hillman Group, Inc., 6.38%, 7/15/22 (c)		106	97,520

Portfolio Abbreviations
ADR	American Depositary Receipt	EUR	Euro	PIK	Payment-in-kind
AKA	Also Know As	FKA	Formerly Known As	USD	US Dollar
CAD	Canadian Dollar	GBP	British Pound

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	41

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Building Products (continued)
Masonite International Corp., 5.63%, 3/15/23 (c)	USD	165	$168,300
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	100	112,869
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	545	523,200
Ryland Group, Inc., 6.63%, 5/01/20		255	277,313
USG Corp.:
9.75%, 1/15/18		390	433,875
5.88%, 11/01/21 (c)		220	228,250
5.50%, 3/01/25 (c)		54	53,865

			3,101,614
Capital Markets — 0.4%
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	100	152,175
E*TRADE Financial Corp.:
0.00%, 8/31/19 (c)(e)(f)	USD	172	436,154
5.38%, 11/15/22		273	289,380
Series A, 0.00%, 8/31/19 (e)(f)		3	7,607

			885,316
Chemicals — 0.9%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.38%, 5/01/21 (c)		193	203,374
Chemours Co.:
6.63%, 5/15/23 (c)		282	189,645
7.00%, 5/15/25 (c)		162	106,515
Huntsman International LLC:
4.88%, 11/15/20		113	98,186
5.13%, 4/15/21	EUR	246	254,345
Momentive Performance Materials, Inc.:
3.88%, 10/24/21	USD	334	257,180
Escrow, 0.00%, 10/15/20 (a)(h)		334	—
Platform Specialty Products Corp., 6.50%, 2/01/22 (c)		844	725,840
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		174	171,825

			2,006,910
Commercial Services & Supplies — 1.4%
Acosta, Inc., 7.75%, 10/01/22 (c)		425	402,156
ADS Waste Holdings, Inc., 8.25%, 10/01/20		92	91,770
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/01/23		188	181,990
Bilbao Luxembourg SA, 10.69% (10.50% Cash or 11.25% PIK), 12/01/18 (g)	EUR	107	122,989
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)	USD	226	206,790
Covanta Holding Corp., 5.88%, 3/01/24		117	111,443
Hertz Corp., 7.38%, 1/15/21		210	216,825
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (c)(g)		87	87,217
Laureate Education, Inc., 9.25%, 9/01/19 (c)		206	161,710
Mobile Mini, Inc., 7.88%, 12/01/20		315	326,813
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		505	516,994
Verisure Holding AB, 8.75%, 12/01/18	EUR	100	116,769
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)	USD	537	523,575

			3,067,041
Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc.:
6.75%, 11/15/20 (c)		599	630,447
6.45%, 3/15/29		912	902,880
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (c)		293	292,267
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		308	295,489
CommScope, Inc.:
4.38%, 6/15/20 (c)		260	258,050

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
5.50%, 6/15/24 (c)	USD	48	$45,840
Nokia OYJ:
5.00%, 10/26/17 (e)	EUR	100	285,195
6.63%, 5/15/39	USD	158	165,110
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		382	347,620

			3,222,898
Computer Services — 0.1%
SunGard Data Systems, Inc., 6.63%, 11/01/19		190	196,175
Construction & Engineering — 0.9%
Abengoa Finance SAU, 7.00%, 4/15/20	EUR	100	45,814
Abengoa Greenfield SA, 6.50%, 10/01/19 (c)	USD	315	118,125
AECOM, 5.88%, 10/15/24 (c)		348	350,610
Aguila 3 SA, 7.88%, 1/31/18 (c)		400	403,000
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	96,991
Astaldi SpA, 7.13%, 12/01/20		100	115,093
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)	USD	139	124,057
Modular Space Corp., 10.25%, 1/31/19 (c)		837	581,715

			1,835,405
Construction Materials — 0.0%
Cemex SAB de CV, 4.38%, 3/05/23	EUR	100	100,567
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	358	353,525
4.63%, 3/30/25		605	571,725
8.00%, 11/01/31		1,733	2,007,577
DFC Finance Corp., 10.50%, 6/15/20 (c)		210	123,375
Navient Corp.:
5.50%, 1/25/23		20	15,862
6.13%, 3/25/24		20	16,000
5.88%, 10/25/24		35	27,475

			3,115,539
Containers & Packaging — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (c)		200	199,000
6.00%, 6/30/21 (c)		400	382,000
4.25%, 1/15/22	EUR	110	120,456
Ball Corp., 5.00%, 3/15/22	USD	215	215,537
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (c)		26	25,610
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		183	189,634
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		60	58,800
Greif, Inc., 7.75%, 8/01/19		69	75,900
Reynolds Group Issuer, Inc., 5.75%, 10/15/20		440	444,400
Sealed Air Corp.:
4.88%, 12/01/22 (c)		64	63,280
4.50%, 9/15/23	EUR	150	169,706
5.13%, 12/01/24 (c)	USD	414	405,720
6.88%, 7/15/33 (c)		63	63,157

			2,413,200
Distributors — 0.2%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		473	482,460
Diversified Consumer Services — 0.2%
Service Corp. International:
4.50%, 11/15/20		300	304,500
5.38%, 5/15/24		75	78,094

			382,594

42	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21	USD	620	$632,400
Altice Financing SA:
6.50%, 1/15/22 (c)		360	347,584
5.25%, 2/15/23	EUR	100	109,729
6.63%, 2/15/23 (c)	USD	245	235,659
Altice U.S. Finance SA, 7.75%, 7/15/25 (c)		395	348,587
MSCI, Inc., 5.75%, 8/15/25 (c)		193	194,447

			1,868,406
Diversified Telecommunication Services — 5.2%
Altice Finco SA, 8.13%, 1/15/24 (c)		300	285,750
Avaya, Inc.:
7.00%, 4/01/19 (c)		273	216,353
10.50%, 3/01/21 (c)		136	62,560
CenturyLink, Inc., 6.45%, 6/15/21		30	27,450
Columbus International, Inc., 7.38%, 3/30/21 (c)		370	382,950
Consolidated Communications, Inc., 6.50%, 10/01/22 (c)		80	71,600
Frontier Communications Corp.:
6.25%, 9/15/21		190	158,175
7.13%, 1/15/23		140	115,066
7.63%, 4/15/24		242	202,070
6.88%, 1/15/25		255	201,450
11.00%, 9/15/25 (c)		488	472,140
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		873	720,225
Level 3 Financing, Inc.:
7.00%, 6/01/20		221	228,735
6.13%, 1/15/21		45	46,260
5.38%, 8/15/22		298	289,805
5.63%, 2/01/23		662	650,415
5.13%, 5/01/23 (c)		241	230,456
5.38%, 5/01/25 (c)		763	724,369
Sable International Finance Ltd., 6.88%, 8/01/22 (c)		200	201,500
Telecom Italia Capital SA, 6.00%, 9/30/34		570	527,250
Telecom Italia SpA:
6.38%, 6/24/19	GBP	150	245,753
5.88%, 5/19/23		200	321,216
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	236,331
6.75%, 8/15/24		210	252,137
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	486	742,664
Wind Acquisition Finance SA:
6.50%, 4/30/20 (c)	USD	200	207,000
4.00%, 7/15/20	EUR	305	335,697
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20	USD	639	693,315
6.00%, 4/01/23 (c)		1,368	1,326,960
6.38%, 5/15/25 (c)		320	307,200
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	100	100,846
5.88%, 1/15/25 (c)	USD	600	549,000

			11,132,698
Electric Utilities — 0.4%
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (c)		12	11,727
Talen Energy Supply LLC, 6.50%, 6/01/25 (c)		124	106,640
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(g)(h)		5,370	671,250
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	100	108,958

			898,575

Corporate Bonds		Par (000)	Value
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20	USD	103	$72,100
Sensata Technologies BV:
5.63%, 11/01/24 (c)		72	71,820
5.00%, 10/01/25 (c)		121	113,589
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	105	120,493

			378,002
Electronic Equipment, Instruments & Components — 0.8%
Belden, Inc., 5.50%, 4/15/23		260	278,904
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	545	569,661
5.00%, 9/01/23		199	200,451
5.50%, 12/01/24		663	663,000

			1,712,016
Energy Equipment & Services — 0.3%
Pacific Drilling SA, 5.38%, 6/01/20 (c)		124	73,160
Seventy Seven Energy, Inc., 6.50%, 7/15/22		86	33,540
Transocean, Inc.:
3.00%, 10/15/17		199	180,095
6.00%, 3/15/18		266	243,390
6.50%, 11/15/20		93	71,145
4.30%, 10/15/22		32	19,760

			621,090
Food & Staples Retailing — 0.7%
Findus Bondco SA, 9.13%, 7/01/18	EUR	100	116,221
Rite Aid Corp.:
9.25%, 3/15/20	USD	90	95,625
6.75%, 6/15/21		309	316,725
6.13%, 4/01/23 (c)		837	830,723
7.70%, 2/15/27		100	114,000

			1,473,294
Food Products — 0.8%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	100	165,282
Boparan Finance PLC, 5.50%, 7/15/21		100	132,441
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (c)	USD	190	174,800
Post Holdings, Inc.:
7.75%, 3/15/24 (c)		404	414,100
8.00%, 7/15/25 (c)		211	217,330
R&R PIK PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (g)	EUR	213	239,823
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)	USD	52	53,300
6.63%, 8/15/22		120	126,450
WhiteWave Foods Co., 5.38%, 10/01/22		99	102,713

			1,626,239
Health Care Equipment & Supplies — 0.9%
Alere, Inc.:
7.25%, 7/01/18		315	327,600
8.63%, 10/01/18		146	149,148
6.50%, 6/15/20		318	322,770
6.38%, 7/01/23 (c)		176	178,640
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		636	620,100
Hologic, Inc., 5.25%, 7/15/22 (c)		249	251,490

			1,849,748
Health Care Providers & Services — 5.7%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		85	83,725
5.63%, 2/15/23		724	727,620
Amsurg Corp., 5.63%, 7/15/22		737	736,079

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	43

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (d)	GBP	100	$139,475
Centene Corp., 4.75%, 5/15/22	USD	254	252,730
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		751	766,929
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		578	567,596
5.00%, 5/01/25		504	483,840
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		170	169,575
Ephios Bondco PLC:
6.25%, 7/01/22	EUR	150	166,982
6.25%, 7/01/22		125	139,676
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	188	190,585
Fresenius Medical Care U.S. Finance II, Inc., 4.75%, 10/15/24 (c)		174	171,825
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (c)		127	126,683
HCA Holdings, Inc., 6.25%, 2/15/21		230	244,950
HCA, Inc.:
6.50%, 2/15/20		244	265,960
7.50%, 2/15/22		514	580,820
5.88%, 3/15/22		485	520,163
4.75%, 5/01/23		962	965,367
5.00%, 3/15/24		468	469,170
5.38%, 2/01/25		518	512,820
5.25%, 4/15/25		170	173,613
Series 1, 5.88%, 5/01/23		53	54,987
HealthSouth Corp.:
5.13%, 3/15/23		130	125,125
5.75%, 11/01/24		222	219,225
5.75%, 11/01/24 (c)		161	158,987
5.75%, 9/15/25 (c)		230	223,100
Kindred Healthcare, Inc., 6.38%, 4/15/22		70	69,475
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (c)		90	90,000
Omnicare, Inc.:
4.75%, 12/01/22		76	82,080
5.00%, 12/01/24		64	69,440
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (c)		89	88,110
Tenet Healthcare Corp.:
6.25%, 11/01/18		69	73,657
3.84%, 6/15/20 (c)(d)		320	317,800
6.00%, 10/01/20		422	445,210
4.50%, 4/01/21		54	53,190
4.38%, 10/01/21		492	479,700
8.13%, 4/01/22		403	428,349
6.75%, 6/15/23		406	402,955
Truven Health Analytics, Inc., 10.63%, 6/01/20		180	188,100
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	100	154,330
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	120	124,800

			12,304,803
Hotels, Restaurants & Leisure — 3.0%
ARAMARK Services, Inc., 5.75%, 3/15/20		448	465,640
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)		210	213,150
Boyd Gaming Corp., 6.88%, 5/15/23		471	478,065
Brunswick Corp., 4.63%, 5/15/21 (c)		84	83,370
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	100	98,902
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	180	284,820
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	250	258,125
International Game Technology PLC:
6.25%, 2/15/22 (c)		200	186,000
4.75%, 2/15/23	EUR	125	129,175

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	215	$247,450
MGM Resorts International:
8.63%, 2/01/19	USD	243	266,693
6.75%, 10/01/20		453	467,723
6.63%, 12/15/21		287	294,175
7.75%, 3/15/22		340	362,100
6.00%, 3/15/23		121	117,521
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		41	41,205
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		416	440,265
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	113,993
Snai SpA, 7.63%, 6/15/18		100	112,858
Station Casinos LLC, 7.50%, 3/01/21	USD	803	835,120
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19 (c)		475	475,000
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	216	331,720
Series N, 6.46%, 3/30/32		100	133,882

			6,436,952
Household Durables — 1.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	USD	109	111,725
Beazer Homes USA, Inc.:
6.63%, 4/15/18		111	111,833
5.75%, 6/15/19		263	246,563
7.50%, 9/15/21		216	206,820
D.R. Horton, Inc., 4.00%, 2/15/20		434	437,255
Jarden Corp., 7.50%, 5/01/17		75	80,063
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)		122	115,595
Lennar Corp.:
4.50%, 11/15/19		110	110,935
4.75%, 11/15/22		150	145,620
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	100	111,741
Magnolia BC SA, 9.00%, 8/01/20		200	238,007
PulteGroup, Inc., 6.38%, 5/15/33	USD	30	30,825
Shea Homes LP/Shea Homes Funding Corp., 6.13%, 4/01/25 (c)		233	238,243
Standard Pacific Corp., 8.38%, 1/15/21		585	687,375
Tempur Sealy International, Inc., 5.63%, 10/15/23 (c)		19	19,071
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		175	171,500
5.88%, 6/15/24		120	117,600
William Lyon Homes, Inc., 8.50%, 11/15/20		210	225,225
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (c)		230	211,600

			3,617,596
Household Products — 0.4%
HRG Group, Inc., 7.88%, 7/15/19 (c)		155	160,813
Spectrum Brands, Inc.:
6.38%, 11/15/20		100	105,500
6.63%, 11/15/22		225	237,937
6.13%, 12/15/24 (c)		119	122,570
5.75%, 7/15/25 (c)		289	294,780

			921,600
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
4.88%, 5/15/23		38	33,345
5.50%, 3/15/24		231	204,781
Calpine Corp.:
6.00%, 1/15/22 (c)		396	410,355

44	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
5.38%, 1/15/23	USD	125	$116,563
5.88%, 1/15/24 (c)		145	149,350
5.50%, 2/01/24		351	326,430
Dynegy, Inc.:
6.75%, 11/01/19		515	516,287
7.38%, 11/01/22		60	60,525
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		70	72,020
Series C, 10.06%, 12/30/28		395	411,359
NRG Energy, Inc., 6.25%, 5/01/24		60	52,950
NRG Yield Operating LLC, 5.38%, 8/15/24		190	166,725
TerraForm Power Operating LLC, 6.13%, 6/15/25 (c)		74	64,010

			2,584,700
Insurance — 0.5%
CNO Financial Group, Inc., 4.50%, 5/30/20		62	63,240
Genworth Holdings, Inc., 4.80%, 2/15/24		100	75,000
HUB International Ltd., 7.88%, 10/01/21 (c)		237	226,335
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	100	151,034
Radian Group, Inc.:
2.25%, 3/01/19 (e)	USD	72	108,540
5.25%, 6/15/20		381	378,379

			1,002,528
Internet & Catalog Retail — 0.1%
Netflix Inc., 5.50%, 2/15/22 (c)		219	221,190
Internet Software & Services — 0.1%
IAC/InterActiveCorp., 4.88%, 11/30/18		117	120,217
IT Services — 0.3%
Sabre GLBL, Inc., 5.38%, 4/15/23 (c)		150	147,750
WEX, Inc., 4.75%, 2/01/23 (c)		420	401,100

			548,850
Life Sciences Tools & Services — 0.5%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		481	413,660
DPx Holdings BV, 7.50%, 2/01/22 (c)		95	95,950
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		574	558,215
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		70	69,475

			1,137,300
Machinery — 1.1%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)		310	268,925
CNH Industrial Finance Europe SA, 2.75%, 3/18/19	EUR	205	220,777
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22		100	88,882
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (c)	USD	112	78,680
Manitowoc Co., Inc., 5.88%, 10/15/22		185	196,563
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (g)	EUR	160	184,724
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (c)(g)	USD	482	510,920
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (g)	EUR	100	119,048
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (c)(g)	USD	482	518,150
Terex Corp., 6.00%, 5/15/21		190	183,825

			2,370,494
Marine — 0.2%
Global Ship Lease, Inc., 10.00%, 4/01/19 (c)		495	492,525

Corporate Bonds		Par (000)	Value
Media — 7.2%
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	200	$210,631
7.75%, 5/15/22 (c)	USD	795	723,450
6.25%, 2/15/25	EUR	100	98,030
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (c)	USD	926	888,960
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (c)		389	344,265
AMC Networks, Inc., 7.75%, 7/15/21		225	237,960
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		85	85,425
5.88%, 5/01/27 (c)		733	679,857
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(f)(h)		230	—
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)		130	114,481
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		331	329,345
Series B, 6.50%, 11/15/22		1,022	1,025,833
CSC Holdings LLC, 5.25%, 6/01/24		216	170,370
DISH DBS Corp.:
5.13%, 5/01/20		446	418,125
5.00%, 3/15/23		220	184,250
5.88%, 11/15/24		523	444,223
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		24	23,280
Gray Television, Inc., 7.50%, 10/01/20		71	72,775
iHeartCommunications, Inc.:
9.00%, 12/15/19		131	112,660
9.00%, 3/01/21		392	329,378
9.00%, 9/15/22		345	282,900
Interactive Data Corp., 5.88%, 4/15/19 (c)		629	629,000
Live Nation Entertainment, Inc.:
7.00%, 9/01/20 (c)		69	72,105
5.38%, 6/15/22 (c)		47	46,060
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		125	124,375
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		173	179,055
Neptune Finco Corp.:
10.13%, 1/15/23 (c)		380	384,275
6.63%, 10/15/25 (c)		396	397,980
10.88%, 10/15/25 (c)		347	350,470
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		320	320,800
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	100	111,977
6.00%, 5/15/22 (c)	USD	985	949,294
5.63%, 5/15/24	EUR	100	110,623
6.25%, 5/15/24 (c)	USD	253	243,513
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		389	388,514
5.63%, 2/15/24 (c)		37	37,509
Radio One, Inc., 7.38%, 4/15/22 (c)		60	55,800
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		305	314,913
Regal Entertainment Group, 5.75%, 2/01/25		48	45,360
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (c)		90	87,975
4.63%, 5/15/23 (c)		65	60,775
6.00%, 7/15/24 (c)		165	165,825
5.38%, 4/15/25 (c)		615	587,325
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		48	42,720
Tribune Media Co., 5.88%, 7/15/22 (c)		519	503,430
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (c)		200	199,750

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	45

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Media (continued)
4.00%, 1/15/25	EUR	148	$156,199
5.00%, 1/15/25 (c)	USD	206	193,640
Univision Communications, Inc.:
8.50%, 5/15/21 (c)		178	185,120
5.13%, 5/15/23 (c)		695	660,250
5.13%, 2/15/25 (c)		691	647,813
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)		400	376,000

			15,404,643
Metals & Mining — 2.6%
Alcoa, Inc.:
6.15%, 8/15/20		535	551,050
5.13%, 10/01/24		589	561,023
5.90%, 2/01/27		14	13,510
5.95%, 2/01/37		18	16,200
Constellium NV:
8.00%, 1/15/23 (c)		610	539,850
5.75%, 5/15/24 (c)		505	383,800
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	130	140,193
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (c)	USD	58	37,555
7.25%, 5/15/22 (c)		187	115,940
Global Brass & Copper, Inc., 9.50%, 6/01/19		155	167,981
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		110	98,175
Novelis, Inc.:
8.38%, 12/15/17		245	237,650
8.75%, 12/15/20		703	676,778
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	100	107,233
Ovako AB, 6.50%, 6/01/19		100	98,332
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	165	156,337
5.25%, 4/15/23		146	133,590
5.50%, 10/01/24		22	20,171
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (c)		123	108,830
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		1,435	1,377,600

			5,541,798
Multiline Retail — 1.2%
Debenhams PLC, 5.25%, 7/15/21	GBP	115	170,406
Dollar Tree, Inc.:
5.25%, 3/01/20 (c)	USD	79	81,007
5.75%, 3/01/23 (c)		1,489	1,544,837
Family Dollar Stores, Inc., 5.00%, 2/01/21		176	183,657
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	66,986
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	300	431,132

			2,478,025
Oil, Gas & Consumable Fuels — 10.0%
Antero Resources Corp.:
5.38%, 11/01/21	USD	187	164,560
5.13%, 12/01/22		36	30,960
Berry Petroleum Co. LLC, 6.38%, 9/15/22		58	17,364
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		200	139,500
5.75%, 2/01/23		362	235,300
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		643	401,875
California Resources Corp.:
5.00%, 1/15/20		167	107,401
5.50%, 9/15/21		668	407,480
6.00%, 11/15/24		1,011	602,177
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		203	176,752
Chesapeake Energy Corp., 4.88%, 4/15/22		140	91,350

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.:
6.50%, 1/15/22	USD	26	$25,610
5.50%, 10/01/22		245	233,363
5.50%, 4/01/23		156	148,590
CONSOL Energy, Inc., 5.88%, 4/15/22		1,372	922,670
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		433	415,680
7.75%, 2/15/23 (c)		100	98,000
Denbury Resources, Inc.:
6.38%, 8/15/21		171	107,730
5.50%, 5/01/22		281	167,195
4.63%, 7/15/23		18	9,720
Diamondback Energy, Inc., 7.63%, 10/01/21		321	337,050
Energy Transfer Equity LP:
7.50%, 10/15/20		100	99,500
5.88%, 1/15/24		986	887,893
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		615	528,900
6.38%, 6/15/23		214	157,958
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		27	24,570
6.75%, 8/01/22		105	98,543
6.00%, 5/15/23		285	250,800
Gulfport Energy Corp., 7.75%, 11/01/20		217	213,203
Halcon Resources Corp., 8.63%, 2/01/20 (c)		144	119,700
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		215	182,750
Laredo Petroleum, Inc., 7.38%, 5/01/22		212	205,110
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21		110	74,800
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		133	33,915
8.63%, 4/15/20		6	1,620
7.75%, 2/01/21		213	48,990
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/23		643	590,081
4.88%, 6/01/25		271	249,266
Matador Resources Co., 6.88%, 4/15/23 (c)		74	71,040
MEG Energy Corp.:
6.50%, 3/15/21 (c)		501	410,820
6.38%, 1/30/23 (c)		227	177,627
7.00%, 3/31/24 (c)		1,185	942,075
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		79	53,325
6.88%, 8/01/22		163	99,430
Memorial Resource Development Corp., 5.88%, 7/01/22		624	567,840
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		37	35,150
9.63%, 6/01/19 (c)		92	87,400
7.77%, 12/15/37 (c)		225	189,000
Noble Energy, Inc., 5.88%, 6/01/22		6	5,989
Oasis Petroleum, Inc.:
7.25%, 2/01/19		120	105,900
6.50%, 11/01/21		158	124,820
6.88%, 3/15/22		70	55,461
6.88%, 1/15/23		85	65,875
ONEOK, Inc., 7.50%, 9/01/23		110	105,943
Paramount Resources Ltd., 6.88%, 6/30/23 (c)		179	153,940
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (c)		378	366,660
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 5/15/23 (c)		44	38,170

46	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.:
6.00%, 11/15/18	USD	250	$65,000
7.88%, 11/01/26		225	46,125
Precision Drilling Corp., 5.25%, 11/15/24		173	137,535
QEP Resources, Inc.:
5.38%, 10/01/22		65	55,250
5.25%, 5/01/23		191	159,676
Range Resources Corp.:
5.00%, 8/15/22		37	32,745
5.00%, 3/15/23		88	77,825
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22		91	88,848
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (c)		355	344,350
6.88%, 4/15/40 (c)		346	321,780
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.63%, 7/15/22		52	45,760
5.63%, 11/15/23 (c)		297	258,390
RSP Permian, Inc.:
6.63%, 10/01/22		147	141,120
6.63%, 10/01/22 (c)		80	76,800
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	227,237
5.63%, 4/15/23		420	372,750
5.75%, 5/15/24		1,358	1,208,620
5.63%, 3/01/25 (c)		246	216,787
Sabine Pass LNG LP:
7.50%, 11/30/16		625	639,063
6.50%, 11/01/20		313	302,827
Sanchez Energy Corp.:
7.75%, 6/15/21		84	62,160
6.13%, 1/15/23		746	499,820
SandRidge Energy, Inc.:
7.50%, 3/15/21		25	5,500
8.13%, 10/16/22 (e)		138	29,929
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (c)		1,010	949,400
6.75%, 5/01/23 (c)		110	94,600
SM Energy Co.:
6.50%, 11/15/21		137	130,150
6.13%, 11/15/22		870	805,620
6.50%, 1/01/23		28	26,040
5.00%, 1/15/24		120	101,550
5.63%, 6/01/25		32	27,520
Southern Star Central Corp., 5.13%, 7/15/22 (c)		162	155,520
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		137	131,520
Sunoco LP/Sunoco Finance Corp., 6.38%, 4/01/23 (c)		98	95,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		355	339,469
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (c)		272	265,200
Whiting Petroleum Corp.:
5.75%, 3/15/21		250	216,375
6.25%, 4/01/23		457	395,305
WPX Energy, Inc., 5.25%, 9/15/24		203	163,415

			21,577,522
Paper & Forest Products — 0.2%
Clearwater Paper Corp., 4.50%, 2/01/23		36	33,300
Louisiana-Pacific Corp., 7.50%, 6/01/20		100	103,750
Norbord, Inc., 6.25%, 4/15/23 (c)		145	141,828
PH Glatfelter Co., 5.38%, 10/15/20		34	34,425

Corporate Bonds		Par (000)	Value
Paper & Forest Products (continued)
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)	USD	213	$208,740

			522,043
Pharmaceuticals — 3.8%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (c)(g)		75	75,000
Concordia Healthcare Corp., 7.00%, 4/15/23 (c)		205	179,375
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (c)		51	53,805
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (c)		826	815,675
6.00%, 2/01/25 (c)		767	744,949
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (c)		135	128,925
5.75%, 8/01/22 (c)		80	77,200
5.63%, 10/15/23 (c)		189	171,990
PRA Holdings, Inc., 9.50%, 10/01/23 (c)		40	44,100
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)		40	40,700
5.38%, 3/15/20 (c)		1,352	1,313,975
6.38%, 10/15/20 (c)		705	701,034
7.50%, 7/15/21 (c)		540	556,200
7.25%, 7/15/22 (c)		55	56,004
5.50%, 3/01/23 (c)		729	692,550
4.50%, 5/15/23	EUR	125	124,631
5.88%, 5/15/23 (c)	USD	1,564	1,494,597
6.13%, 4/15/25 (c)		1,016	967,740

			8,238,450
Real Estate Investment Trusts (REITs) — 1.3%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)		66	58,740
8.25%, 10/15/23		354	302,670
Crown Castle International Corp.:
4.88%, 4/15/22		39	40,541
5.25%, 1/15/23		366	387,118
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		98	96,285
FelCor Lodging LP, 5.63%, 3/01/23		68	69,360
FelCor Lodging LP, 6.00%, 6/01/25		316	316,000
GEO Group, Inc.:
5.88%, 1/15/22		272	280,160
5.88%, 10/15/24		220	222,200
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		180	181,350
iStar, Inc.:
3.00%, 11/15/16 (e)		336	383,670
4.00%, 11/01/17		135	129,937
5.00%, 7/01/19		95	90,250
RHP Hotel Properties LP/RHP Finance Corp.:
5.00%, 4/15/21		167	167,000
5.00%, 4/15/23 (c)		167	166,165

			2,891,446
Real Estate Management & Development — 1.5%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	100	103,773
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)	USD	122	112,240
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		570	541,500
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		82	83,845
Realogy Group LLC: 7.63%, 1/15/20 (c)		1,268	1,321,890

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	47

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
9.00%, 1/15/20 (c)	USD	117	$123,435
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		387	387,000
5.25%, 12/01/21 (c)		437	440,277
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		69	68,655
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(h)		95	—

			3,182,615
Road & Rail — 0.4%
EC Finance PLC, 5.13%, 7/15/21	EUR	100	112,596
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)	USD	305	298,900
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (c)(g)		439	307,385
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		99	98,010

			816,891
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		65	41,600
Micron Technology, Inc., 5.25%, 1/15/24 (c)		436	400,030
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (c)		245	245,613
5.75%, 2/15/21 (c)		420	436,800
4.63%, 6/15/22 (c)		200	198,500

			1,322,543
Software — 2.4%
Audatex North America, Inc.:
6.00%, 6/15/21 (c)		245	245,488
6.13%, 11/01/23 (c)		350	351,750
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (c)		110	106,425
First Data Corp.:
6.75%, 11/01/20 (c)		365	381,425
8.25%, 1/15/21 (c)		750	778,125
11.25%, 1/15/21		4	4,370
12.63%, 1/15/21		14	15,907
11.75%, 8/15/21		316	350,760
8.75%, 1/15/22 (c)		437	456,665
5.38%, 8/15/23 (c)		522	516,780
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(g)		339	298,320
Infor U.S., Inc.:
5.75%, 8/15/20 (c)		144	143,280
6.50%, 5/15/22 (c)		543	498,203
Italics Merger Sub, Inc., 7.13%, 7/15/23 (c)		220	210,100
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		215	214,463
Open Text Corp., 5.63%, 1/15/23 (c)		61	60,504
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (c)		386	414,757
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (c)		173	176,027

			5,223,349
Specialty Retail — 1.0%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	100	104,757
Asbury Automotive Group, Inc., 6.00%, 12/15/24	USD	142	146,970
CST Brands, Inc., 5.00%, 5/01/23		59	58,557
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		538	554,140
Party City Holdings, Inc., 6.13%, 8/15/23 (c)		93	93,697

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Penske Automotive Group, Inc.:
5.75%, 10/01/22	USD	541	$542,353
5.38%, 12/01/24		166	162,680
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		315	322,875
THOM Europe SAS, 7.38%, 7/15/19	EUR	120	140,425

			2,126,454
Technology Hardware, Storage & Peripherals — 0.0%
NCR Corp., 6.38%, 12/15/23	USD	96	94,080
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co.:
6.88%, 5/01/22		160	171,600
5.00%, 5/01/25		159	155,820
Springs Industries, Inc., 6.25%, 6/01/21		133	131,670
Twin Set-Simona Barbieri SpA, 5.86%, 7/15/19 (d)	EUR	100	101,796

			560,886
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (c)	USD	200	192,760
6.88%, 4/15/22 (c)		401	364,910
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		110	111,650

			669,320
Trading Companies & Distributors — 3.3%
Aircastle Ltd.:
7.63%, 4/15/20		12	13,470
5.13%, 3/15/21		137	137,343
5.50%, 2/15/22		85	85,850
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (c)		66	66,165
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		244	234,240
HD Supply, Inc.:
11.00%, 4/15/20		906	1,003,395
7.50%, 7/15/20		2,267	2,357,680
5.25%, 12/15/21 (c)		1,443	1,450,215
International Lease Finance Corp.:
8.25%, 12/15/20		150	175,500
4.63%, 4/15/21		71	71,355
5.88%, 8/15/22		480	511,200
Travis Perkins PLC, 4.38%, 9/15/21	GBP	100	152,967
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	64	67,200
8.25%, 2/01/21		102	107,355
7.63%, 4/15/22		65	68,900
5.75%, 11/15/24		541	518,007
5.50%, 7/15/25		136	127,160

			7,148,002
Transportation Infrastructure — 0.1%
gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	151	175,255
Silk Bidco AS, 7.50%, 2/01/22		100	114,813

			290,068
Wireless Telecommunication Services — 3.4%
Digicel Ltd., 6.00%, 4/15/21 (c)	USD	815	743,687
DigitalGlobe, Inc., 5.25%, 2/01/21 (c)		59	55,903
Inmarsat Finance PLC, 4.88%, 5/15/22 (c)		136	132,260
Intelsat Luxembourg SA, 8.13%, 6/01/23		310	201,500
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	99,170
Play Finance 2 SA, 5.25%, 2/01/19		110	124,758

48	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
SBA Communications Corp.:
5.63%, 10/01/19	USD	60	$61,950
4.88%, 7/15/22		732	718,275
Sprint Capital Corp.:
6.88%, 11/15/28		180	129,150
8.75%, 3/15/32		165	128,287
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		315	330,529
7.00%, 3/01/20 (c)		1,117	1,117,000
Sprint Corp.:
7.25%, 9/15/21		400	327,500
7.88%, 9/15/23		689	557,659
7.13%, 6/15/24		598	460,221
7.63%, 2/15/25		530	410,419
T-Mobile USA, Inc.:
6.63%, 4/28/21		548	549,370
6.13%, 1/15/22		38	36,670
6.73%, 4/28/22		75	74,813
6.50%, 1/15/24		572	554,483
6.38%, 3/01/25		567	544,320

			7,357,924
Total Corporate Bonds — 79.3%			170,328,708

Floating Rate Loan Interests (d)		Par (000)	Value
Aerospace & Defense — 0.0%
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		79	65,476
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		115	102,424
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		119	106,391
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		21	18,343
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		164	146,746

			373,904
Airlines — 0.1%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.50%, 4/28/22		170	167,191
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.19%, 2/27/21		176	176,125
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		545	492,066
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		150	141,000

			633,066
Commercial Services & Supplies — 0.0%
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		28	27,334
Communications Equipment — 0.1%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		63	62,449
CommScope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22		109	109,242

Floating Rate Loan Interests (d)		Par (000)	Value
Communications Equipment (continued)
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22	USD	144	$144,275

			315,966
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		94	84,874
Construction Materials — 0.1%
Stardust Finance Holdings, Inc., Senior Lien Term Loan, 6.50%, 3/14/22		137	135,450
Containers & Packaging — 0.1%
Berry Plastics Corp., Term Loan F, 4.00%, 9/16/22		237	236,370
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		364	359,536
Diversified Financial Services — 0.1%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		93	92,622
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		33	33,295

			125,917
Diversified Telecommunication Services — 0.6%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		581	454,047
LightSquared LP, Term Loan, 8.75%, 6/15/20		900	875,250

			1,329,297
Electric Utilities — 0.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		489	487,184
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16 (a)(h)		423	422,844

			910,028
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., 2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		110	108,671
Health Care Equipment & Supplies — 0.1%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		87	86,701
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		205	204,499

			291,200
Health Care Providers & Services — 0.0%
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		75	74,473
Hotels, Restaurants & Leisure — 0.8%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		278	273,568
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		205	204,931
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,073	997,733
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		56	55,964
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 5.75%, 9/02/21		223	221,839

			1,754,035

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	49

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Floating Rate Loan Interests (d)		Par (000)	Value
Life Sciences Tools & Services — 0.2%
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22	USD	307	$302,858
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		71	69,990

			372,848
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		331	300,730
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		439	415,503

			716,233
Media — 0.8%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		129	126,166
Term Loan (Second Lien), 7.50%, 7/25/22		195	186,225
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 0.00%, 6/30/15		49	—
Term Loan, 7.00%, 3/31/20		579	573,909
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.94%, 1/30/19		737	610,015
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		110	109,115
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		124	122,804

			1,728,234
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		130	127,575
Oil, Gas & Consumable Fuels — 0.2%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		404	396,929
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		22	21,676

			418,605
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		198	196,040
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.04% - 4.40%, 10/10/16		12	12,294
Road & Rail — 0.2%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		360	353,608
Software — 1.0%
Epicor Software Corp. (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		308	305,839
First Data Corp.:
2018 New Dollar Term Loan, 3.70%, 3/23/18		1,002	992,555
2018B Second New Term Loan, 3.70%, 9/24/18		50	49,475
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		335	332,908
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		174	177,428
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		210	210,469

Floating Rate Loan Interests (d)		Par (000)		Value
Software (continued)
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20	USD	95		$93,580

				2,162,254
Specialty Retail — 0.0%
Party City Holdings, Inc. (Party City Corp.), Term Loan,, 4.25%, 8/19/22		85		84,766
Total Floating Rate Loan Interests — 6.2%				13,341,370

Foreign Agency Obligations
Brazil — 0.0%
Petrobras Global Finance BV, 4.75%, 1/14/25	EUR	100		77,058
Canada — 0.1%
NOVA Chemicals Corp., 5.00%, 5/01/25 (c)	USD	143		134,420
Germany — 0.0%
HSH Nordbank AG, 0.78%, 2/14/17 (d)	EUR	50		44,976
Total Foreign Agency Obligations — 0.1%				256,454

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (c)(d)	USD	442		446,282

Other Interests (i)		Beneficial Interest (000)
Household Durables — 0.1%
Stanley-Martin, Class B Membership Units (a)		—	(j)	311,625

Preferred Securities
Capital Trusts		Par (000)		Value
Banks — 2.7%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (d)(k)	EUR	200		217,335
Bank of America Corp.:
Series V, 5.13% (d)(k)	USD	335		327,044
Series AA, 6.10% (d)(k)		88		85,800
Series X, 6.25% (d)(k)		1,407		1,375,343
Series Z, 6.50% (d)(k)		355		362,100
Bank of Ireland, 7.38% (d)(k)	EUR	200		224,599
Citigroup, Inc.:
Series O, 5.88% (d)(k)	USD	315		309,487
Series P, 5.95% (d)(k)		690		650,325
5.95% (d)(k)		150		145,594
JPMorgan Chase & Co.:
Series V, 5.00% (d)(k)		330		320,925
Series Z, 5.30% (d)(k)		709		696,593
Series 1, 7.90% (d)(k)		325		337,594
Santander UK Group Holdings PLC, 7.38% (d)(k)	GBP	200		301,263
Wells Fargo & Co.:
Series U, 5.88% (d)(k)	USD	515		527,231
Series S, 5.90% (d)(k)		15		15,000

				5,896,233

50	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

Capital Trusts		Par (000)	Value
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series L, 5.70% (d)(k)	USD	553	$550,926
Morgan Stanley:
Series H, 5.45% (d)(k)		325	319,966
Series J, 5.55% (d)(k)		165	162,525
State Street Corp., Series F, 5.25% (d)(k)		19	19,000
UBS Group AG:
5.75% (d)(k)	EUR	200	223,571
7.00% (d)(k)	USD	200	203,750

			1,479,738
Consumer Finance — 0.2%
American Express Co., 4.90% (d)(k)		420	403,494
Diversified Telecommunication Services — 0.1%
Orange SA, 4.00% (d)(k)	EUR	125	136,708
Electric Utilities — 0.1%
Gas Natural Fenosa Finance BV, 3.38% (d)(k)		200	187,764
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV, 4.20% (d)(k)		100	109,226
Total Capital Trusts — 3.8%			8,213,163

Preferred Stocks		Shares	Value
Consumer Finance — 0.1%
Ally Financial, Inc., 8.50%		1,670	43,303
Diversified Financial Services — 0.1%
Concrete Investment II SCA (a)		623	75,184
RBS Capital Funding Trust VI, 6.25%		6,875	170,913

			246,097

Preferred Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.6%
Amaya, Inc. (a)	1,516	$1,324,015
Total Preferred Stocks — 0.8%		1,613,415

Trust Preferreds	Shares	Value
Consumer Finance — 0.4%
GMAC Capital Trust I, 8.13%, 2/15/40 (d)	32,966	841,622
Diversified Financial Services — 0.1%
RBS Capital Funding Trust VII, Series G, 6.08% (k)	9,177	224,378
Total Trust Preferreds — 0.5%		1,066,000
Total Preferred Securities — 5.1%		10,892,578

Total Long-Term Investments (Cost — $217,756,595) — 94.6%		203,238,728

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (l)(m)	10,331,848	10,331,848
Total Short-Term Securities (Cost — $10,331,848) — 4.8%		10,331,848
Total Investments — 99.4% (Cost — $228,088,443*)		213,570,576
Other Assets Less Liabilities — 0.6%		1,232,667

Net Assets — 100.0%		$214,803,243

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,779,812

Gross unrealized appreciation	$1,586,484
Gross unrealized depreciation	(16,795,720)

Net unrealized depreciation	$(15,209,236)

(a)	Non-income producing security.

(b)	Security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Convertible security.

(f)	Zero-coupon bond.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,095,612	1,236,236	10,331,848	$4,116

(m)	Represents the current yield as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	51

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(91)	E-Mini S&P 500 Futures	December 2015	USD	8,684,585	$186,765
(5)	Euro-Bobl	December 2015	USD	720,839	(3,804)
(2)	Euro-Bund	December 2015	USD	349,055	(5,835)
(4)	Long Gilt British	December 2015	USD	720,430	(8,960)
(19)	Russell 2000 Mini Index Futures	December 2015	USD	2,082,210	121,385
Total					$289,551

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	145,000	USD	108,144	Royal Bank of Scotland PLC	10/20/15	$ 499
EUR	431,000	USD	482,499	Barclays Bank PLC	10/20/15	(751)
EUR	164,000	USD	186,261	Goldman Sachs International	10/20/15	(2,951)
EUR	209,000	USD	235,206	Goldman Sachs International	10/20/15	(1,598)
EUR	218,000	USD	247,241	Morgan Stanley & Co. International PLC	10/20/15	(3,573)
GBP	100,000	USD	156,383	Citibank N.A.	10/20/15	(5,123)
USD	2,667,191	CAD	3,444,000	Westpac Banking Corp.	10/20/15	86,720
USD	75,339	EUR	69,000	Citibank N.A.	10/20/15	(1,785)
USD	110,103	EUR	100,000	Goldman Sachs International	10/20/15	(1,671)
USD	110,626	EUR	100,000	Standard Chartered Bank	10/20/15	(1,149)
USD	11,184,693	EUR	10,134,000	UBS AG	10/20/15	(142,515)
USD	4,284,742	GBP	2,754,000	HSBC Bank PLC	10/20/15	119,043
USD	147,852	GBP	95,000	HSBC Bank USA N.A.	10/20/15	4,155
Total						$ 49,301

Centrally Cleared Credit Default Swaps - Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	8,420	$28,296

[1]	Using Standard & Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

52	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	4	$3,082	$ 2,353	$ 729
Abengoa SA	5.00%	Citibank N.A.	9/20/20	EUR	2	1,541	1,176	365
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	7	5,394	4,192	1,202
Abengoa SA	5.00%	Goldman Sachs International	9/20/20	EUR	4	3,082	2,310	772
Total						$13,099	$10,031	$3,068

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Depreciation
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	20	$(5,977)	$(1,926)	$(4,051)
Glencore International AG	1.00%	Citibank N.A.	9/20/20	BBB	EUR	10	(2,985)	(963)	(2,022)
Glencore International AG	1.00%	Credit Suisse International	9/20/20	BBB	EUR	10	(2,989)	(1,007)	(1,982)
Total							$(11,951)	$(3,896)	$(8,055)

[1]	Using Standard & Poor’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	53

Schedule of Investments (continued)	BlackRock High Yield V.I. Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$5,075,225	$2,586,486	—	$7,661,711
Corporate Bonds	—	169,660,917	$667,791	170,328,708
Floating Rate Loan Interests	—	12,806,864	534,506	13,341,370
Foreign Agency Obligations	—	256,454	—	256,454
Non-Agency Mortgage-Backed Securities	—	446,282	—	446,282
Other Interests	—	—	311,625	311,625
Preferred Securities	1,280,216	8,213,163	1,399,199	10,892,578
Short-Term Securities	10,331,848	—	—	10,331,848

Total	$16,687,289	$193,970,166	$2,913,121	$213,570,576

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$31,364	—	$31,364
Equity contracts	$308,150	—	—	308,150
Foreign currency exchange contracts	—	210,417	—	210,417
Liabilities:
Credit contracts	—	(8,055)	—	(8,055)
Foreign currency exchange contracts	—	(161,116)	—	(161,116)
Interest rate contracts	(18,599)	—	—	(18,599)

Total	$289,551	$72,610	—	$362,161

[1]     Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$228,963	—	—	$228,963
Foreign currency at value	60,057	—	—	60,057
Cash pledged for financial futures contracts	559,570	—	—	559,570
Cash pledged for centrally cleared swaps	472,680	—	—	472,680

Total	$1,321,270	—	—	$1,321,270

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

54	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock High Yield V.I. Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Total
Assets:
Opening Balance, as of December 31, 2014	—	$742,307	$1,329,102	$316,575	$1,814,169	$4,202,153
Transfers into Level 3	—	—	141,750	—	—	141,750
Transfers out of Level 3	—	—	(571,678)	—	—	(571,678)
Accrued discounts/premiums	—	—	1,039	—	—	1,039
Net realized gain (loss)	$(744,580)	(150,119)	(7,315)	—	—	(902,014)
Net change in unrealized appreciation (depreciation)[1]	744,580	162,526	66,370	(4,950)	(414,970)	553,556
Purchases	—	199,174	369,142	—	—	568,316
Sales	—	(286,097)	(793,904)	—	—	(1,080,001)

Closing Balance, as of September 30, 2015	—	$667,791	$534,506	$311,625	$1,399,199	$2,913,121

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[1]	—	$(9,500)	$(2,119)	$(4,950)	$(414,970)	$(431,539)

[1]     Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	55

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock International V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.3%
KBC Groep NV	55,380	$3,502,360
Canada — 4.5%
Finning International, Inc. (a)	184,481	2,706,735
Magna International, Inc.	43,195	2,071,871

		4,778,606
China — 2.3%
Bank of China Ltd., H Shares	5,634,000	2,429,566
France — 2.3%
Cie de Saint-Gobain	56,465	2,450,614
Germany — 3.7%
Deutsche Post AG, Registered Shares	140,983	3,905,674
Indonesia — 2.2%
Bank Mandiri Perseo Tbk PT	4,312,700	2,339,421
Ireland — 3.0%
Shire PLC	46,549	3,182,171
Israel — 2.3%
Teva Pharmaceutical Industries Ltd. — ADR	42,641	2,407,511
Japan — 22.1%
Kyowa Hakko Kirin Co. Ltd.	175,000	2,608,838
Mazda Motor Corp.	298,400	4,715,108
Recruit Holdings Co. Ltd.	179,400	5,379,184
SoftBank Group Corp.	67,100	3,102,691
Sumco Corp.	193,500	1,735,487
THK Co. Ltd.	131,600	2,096,194
Trend Micro, Inc.	112,600	3,977,507

		23,615,009
Netherlands — 5.3%
Akzo Nobel NV	35,066	2,280,679
ASML Holding NV	38,197	3,357,646

		5,638,325
South Korea — 3.1%
SK Telecom Co. Ltd	14,993	3,325,984
Sweden — 2.1%
SKF AB, B Shares	123,478	2,269,337
Switzerland — 1.3%
Syngenta AG, Registered Shares	4,506	1,443,771
Taiwan — 1.7%
Hermes Microvision, Inc.	49,000	1,867,831
United Kingdom — 28.8%
AstraZeneca PLC	120,057	7,613,821
Imperial Tobacco Group PLC	44,536	2,302,451
Kingfisher PLC	998,618	5,424,715
Liberty Global PLC LiLAC, Class A (b)	5,735	193,212
Liberty Global PLC, Class A (b)	90,995	3,907,325

Common Stocks	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	1,937,834	$2,206,141
Royal Mail PLC (a)	417,953	2,904,070
Vodafone Group PLC	1,968,907	6,210,080

		30,761,815
United States — 9.7%
Alexion Pharmaceuticals, Inc. (b)	17,773	2,779,519
Estee Lauder Cos., Inc., Class A	32,839	2,649,450
Mattel, Inc. (a)	153,266	3,227,782
TripAdvisor, Inc. (b)	26,137	1,647,154

		10,303,905
Total Long-Term Investments (Cost — $110,157,430) — 97.7%		104,221,900

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	616,314	616,314

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$ 3,535	3,535,137

Time Deposits		Par (000)
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.06%, 10/01/15	GBP	12	17,702
Total Short-Term Securities (Cost — $4,169,153) — 3.9%			4,169,153
Total Investments (Cost — $114,326,583*) — 101.6%			108,391,053
Liabilities in Excess of Other Assets — (1.6)%			(1,706,298)

Net Assets — 100.0%			$106,684,755

Portfolio Abbreviations

ADR	American Depositary Receipts	GBP	British Pound
AUD	Australian Dollar	USD	U.S. Dollar
CAD	Canadian Dollar

56	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock International V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$114,626,940

Gross unrealized appreciation	$3,893,266
Gross unrealized depreciation	(10,129,153)

Net unrealized depreciation	$(6,235,887)

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,241,248	(4,624,934)	616,314	$2,082
BlackRock Liquidity Series, LLC, Money Market Series	$4,207,750	$ (672,613)	$3,535,137	$4,359	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	4,469,000	USD	3,307,918	Bank of America N.A.	10/15/15	$(173,759)
CAD	5,801,000	USD	4,531,199	Bank of America N.A.	10/15/15	(184,595)
Total						$(358,354)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	57

Schedule of Investments (concluded)	BlackRock International V.I. Fund

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$3,502,360	—	$3,502,360
Canada	$4,778,606	—	—	4,778,606
China	—	2,429,566	—	2,429,566
France	—	2,450,614	—	2,450,614
Germany	—	3,905,674	—	3,905,674
Indonesia	—	2,339,421	—	2,339,421
Ireland	—	3,182,171	—	3,182,171
Israel	2,407,511	—	—	2,407,511
Japan	—	23,615,009	—	23,615,009
Netherlands	—	5,638,325	—	5,638,325
South Korea	—	3,325,984	—	3,325,984
Sweden	—	2,269,337	—	2,269,337
Switzerland	—	1,443,771	—	1,443,771
Taiwan	—	1,867,831	—	1,867,831
United Kingdom	4,100,537	26,661,278	—	30,761,815
United States	10,303,905	—	—	10,303,905
Short-Term Securities:
Money Market Funds	616,314	3,535,137	—	4,151,451
Time Deposits	17,702	—	—	17,702

Total	$22,224,575	$86,166,478	—	$108,391,053

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(358,354)	—	$(358,354)
[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$20,256	—	—	$20,256
Liabilities:
Collateral on securities loaned at value	—	$(3,535,137)	—	(3,535,137)

Total	$20,256	$(3,535,137)	—	$(3,514,881)

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[2]	Transfers into Level 2[2]	Transfers out of Level 2
Assets:
Long-Term Investments:
Japan	—	$(1,168,876)	$1,168,876	—
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

58	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments	BlackRock iShares® Alternative Strategies V.I. Fund
September 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 12.4%
iShares Commodities Select Strategy ETF	17,891	$576,090
iShares Gold Trust (b)(c)	45,306	488,398
iShares Silver Trust (b)(c)	14,386	199,534

		1,264,022

Equity Funds — 39.2%
iShares International Developed Real Estate ETF	37,768	1,057,881
iShares MSCI All Country World Minimum Volatility ETF (d)	40,855	2,735,651
iShares U.S. Real Estate ETF (d)	2,905	206,110

		3,999,642

Fixed Income Funds — 48.4%
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	27,630	2,939,832

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares U.S. Preferred Stock ETF	51,693	$1,995,350

		4,935,182

Short-Term Securities — 32.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)	68,510	68,510
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)	$3,198,482	3,198,482

		3,266,992

Total Affiliated Investment Companies (Cost — $13,938,864*) — 132.0%		13,465,838
Liabilities in Excess of Other Assets — (32.0)%		(3,262,726)

Net Assets — 100.0%		$10,203,112

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$13,955,441

Gross unrealized appreciation	$378
Gross unrealized depreciation	(489,981)

Net unrealized depreciation	$(489,603)

(a)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares Sold		Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	343,660	—		275,150	[1]	68,510	$68,510	$78		—
BlackRock Liquidity Series, LLC, Money Market Series	$1,119,378	$2,079,104	[2]	—		$3,198,482	$3,198,482	$32,656	[3]	—
iShares Commodities Select Strategy ETF	—	24,727		6,836		17,891	$576,090	$6,334		$(41,934)
iShares Gold Trust	23,404	30,581		8,679		45,306	$488,398	—		$(8,705)
iShares International Developed Real Estate ETF	18,045	27,100		7,377		37,768	$1,057,881	$29,287		$(25,856)
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,284	20,531		7,185		27,630	$2,939,832	$76,581		$(41,069)
iShares MSCI All Country World Minimum Volatility ETF	20,308	29,733		9,186		40,855	$2,735,651	$29,251		$(44,627)
iShares Silver Trust	7,002	14,135		6,751		14,386	$199,534	—		$(9,965)
iShares U.S. Preferred Stock ETF	27,982	36,940		13,229		51,693	$1,995,350	$64,213		$(13,121)
iShares U.S. Real Estate ETF	5,517	3,770		6,382		2,905	$206,110	$8,814		$9,058

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

Portfolio Abbreviation

ETF	Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	59

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Alternative Strategies V.I. Fund

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,267,356	$3,198,482	—	$13,465,838

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$13,993	—	—	$13,993
Liabilities:
Collateral on securities loaned at value	—	$(3,198,482)	—	(3,198,482)

Total	$13,993	$(3,198,482)	—	$(3,184,489)

During the period ended September 30, 2015, there were no transfers between levels.

60	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments September 30, 2015 (Unaudited)	BlackRock iShares® Dynamic Allocation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Commodity Funds — 1.3%
iShares Commodities Select Strategy ETF	2,481	$79,888
iShares Gold Trust (b)(c)	6,240	67,267
iShares Silver Trust (b)(c)	1,947	27,005

		174,160

Equity Funds — 53.7%
iShares Core MSCI Emerging Markets ETF	25,489	1,016,756
iShares International Developed Real Estate ETF	4,944	138,481
iShares International Select Dividend ETF	23,900	672,307
iShares Micro-Cap ETF (d)	5,832	406,782
iShares MSCI All Country World Minimum Volatility ETF (d)	5,605	375,311
iShares MSCI Canada ETF	19,697	453,031
iShares MSCI EAFE ETF	21,349	1,223,725
iShares MSCI EAFE Small-Cap ETF	5,418	258,818
iShares MSCI Frontier 100 ETF (d)	5,269	132,463
iShares Russell 1000 ETF	14,471	1,549,121
iShares Russell 2000 ETF (d)	9,420	1,028,664
iShares S&P 100 ETF	1,604	135,987
iShares U.S. Real Estate ETF (d)	370	26,252

		7,417,698

Fixed Income Funds — 44.9%
iShares Agency Bond ETF	7,326	835,457

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (continued)
iShares CMBS ETF	1,115	$ 57,612
iShares Core U.S. Credit Bond ETF	10,432	1,131,455
iShares Core U.S. Treasury Bond ETF	34,626	879,500
iShares iBoxx $ High Yield Corporate Bond ETF (d)	13,045	1,086,518
iShares J.P. Morgan USD Emerging Markets Bond ETF (d)	3,603	383,359
iShares MBS ETF (d)	12,744	1,396,997
iShares TIPS Bond ETF	1,494	165,371
iShares U.S. Preferred Stock ETF (d)	6,778	261,631

		6,197,900

Short-Term Securities — 25.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)	93,792	93,792
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (e)(f)	$3,370,824	3,370,824

		3,464,616

Total Affiliated Investment Companies (Cost — $18,219,562*) — 125.0%		17,254,374
Liabilities in Excess of Other Assets — (25.0)%		(3,450,646)

Net Assets — 100.0%		$13,803,728

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,231,004

Gross unrealized appreciation	$34,255
Gross unrealized depreciation	(1,010,885)

Net unrealized depreciation	$(976,630)

Portfolio Abbreviation
ETF	Exchange Traded Fund

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	61

Consolidated Schedule of Investments (continued)	BlackRock iShares® Dynamic Allocation V.I. Fund

(a)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	43,537	50,255	[1]	—	93,792	93,792	$105		—
BlackRock Liquidity Series, LLC, Money Market Series	$123,622	$3,247,202	[2]	—	$3,370,824	$3,370,824	$17,361	[3]	—
iShares Agency Bond ETF	3,180	4,897		751	7,326	$ 835,457	$5,269		$(768)
iShares CMBS ETF	—	1,115		—	1,115	$ 57,612	$498		—
iShares Commodities Select Strategy ETF	—	2,596		115	2,481	$ 79,888	$806		$(874)
iShares Core MSCI Emerging Markets ETF	9,379	20,081		3,971	25,489	$1,016,756	$9,630		$(50,073)
iShares Core U.S. Credit Bond ETF	3,263	7,975		806	10,432	$1,131,455	$15,383		$(3,944)
iShares Core U.S. Treasury Bond ETF	19,529	28,802		13,705	34,626	$ 879,500	$5,929		$(4,269)
iShares Floating Rate Bond ETF	2,706	437		3,143	—	—	$109		$(170)
iShares Gold Trust	5,216	4,926		3,902	6,240	$ 67,267	—		$(1,564)
iShares iBoxx $ High Yield Corporate Bond ETF	5,422	8,896		1,273	13,045	$1,086,518	$27,003		$(9,668)
iShares International Developed Real Estate ETF	—	5,304		360	4,944	$ 138,481	$3,227		$(1,597)
iShares International Select Dividend ETF	8,895	16,890		1,885	23,900	$ 672,307	$19,748		$(20,866)
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,514	2,505		416	3,603	$ 383,359	$8,990		$(2,871)
iShares MBS ETF	4,873	9,573		1,702	12,744	$1,396,997	$13,102		$(2,449)
iShares Micro-Cap ETF	768	5,449		385	5,832	$ 406,782	$2,670		$(4,133)
iShares MSCI All Country World Minimum Volatility ETF	2,417	3,945		757	5,605	$ 375,311	$3,768		$(2,346)
iShares MSCI Canada ETF	4,739	16,843		1,885	19,697	$ 453,031	$2,706		$(13,251)
iShares MSCI EAFE ETF	7,211	15,676		1,538	21,349	$1,223,725	$19,527		$(15,720)
iShares MSCI EAFE Small-Cap ETF	3,893	5,432		3,907	5,418	$ 258,818	$5,130		$(7,941)
iShares MSCI Frontier 100 ETF	2,046	3,323		100	5,269	$ 132,463	—		$3,719
iShares Russell 1000 ETF	7,498	10,707		3,734	14,471	$1,549,121	$18,704		$(18,865)
iShares Russell 2000 ETF	3,919	6,506		1,005	9,420	$1,028,664	$9,264		$(11,259)
iShares S&P 100 ETF	1,322	998		716	1,604	$ 135,987	$2,297		$(611)
iShares Silver Trust	—	2,193		246	1,947	$ 27,005	—		$(475)
iShares TIPS Bond ETF	544	1,020		70	1,494	$ 165,371	$481		$(280)
iShares U.S. Preferred Stock ETF	3,051	4,568		841	6,778	$ 261,631	$7,297		$(829)
iShares U.S. Real Estate ETF	619	459		708	370	$ 26,252	$1,128		$1,825

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	All or a portion of security is held by a wholly owned subsidiary.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

62	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock iShares® Dynamic Allocation V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,883,550	$3,370,824	—	$17,254,374

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,600	—	—	$6,600
Liabilities:
Collateral on securities loaned at value	—	$(3,370,824)	—	(3,370,824)

Total	$6,600	$(3,370,824)	—	$(3,364,224)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	63

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock iShares® Dynamic Fixed Income V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 100.2%
iShares Agency Bond ETF (b)	11,350	$1,294,354
iShares CMBS ETF	1,647	85,101
iShares Core U.S. Credit Bond ETF	15,868	1,721,043
iShares Core U.S. Treasury Bond ETF	53,280	1,353,312
iShares iBoxx $ High Yield Corporate Bond ETF (b)	20,443	1,702,698
iShares MBS ETF	19,536	2,141,536
iShares TIPS Bond ETF	2,316	256,358

		8,554,402

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 7.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	33,542	$ 33,542
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)	$588,530	588,530

		622,072

Total Affiliated Investment Companies (Cost — $9,303,334*) — 107.5%		9,176,474
Liabilities in Excess of Other Assets — (7.5)%		(638,781)

Net Assets — 100.0%		$8,537,693

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,311,558

Gross unrealized appreciation	$40,979
Gross unrealized depreciation	(176,063)

Net unrealized depreciation	$(135,084)

(a)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	—	33,542	[1]	—	33,542	$ 33,542	$57		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$588,530	[2]	—	$588,530	$ 588,530	$10,648	[3]	—
iShares Agency Bond ETF	4,901	7,609		1,160	11,350	$1,294,354	$8,191		$(1,378)
iShares CMBS ETF	730	989		72	1,647	$ 85,101	$951		$(100)
iShares Core U.S. Credit Bond ETF	4,715	12,729		1,576	15,868	$1,721,043	$22,798		$(6,064)
iShares Core U.S. Treasury Bond ETF	29,399	44,313		20,432	53,280	$1,353,312	$9,179		$(9,567)
iShares Floating Rate Bond ETF	3,844	1,542		5,386	—	—	$169		$(262)
iShares iBoxx $ High Yield Corporate Bond ETF	8,246	14,316		2,119	20,443	$1,702,698	$45,753		$(10,349)
iShares MBS ETF	7,365	14,599		2,428	19,536	$2,141,536	$20,014		$(3,390)
iShares TIPS Bond ETF	910	1,547		141	2,316	$ 256,358	$671		$(408)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation
ETF	Exchanged Traded Fund

64	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock iShares® Dynamic Fixed Income V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,587,944	$588,530	—	$9,176,474

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,957	—	—	$5,957
Liabilities:
Collateral on securities loaned at value	—	$(588,530)	—	(588,530)

Total	$5,957	(588,530)	—	$(582,573)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	65

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock iShares® Equity Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 100.2%
iShares Core MSCI Emerging Markets ETF	22,669	$904,266
iShares International Select Dividend ETF	22,389	629,803
iShares Micro-Cap ETF (b)	5,644	393,669
iShares MSCI Canada ETF	17,893	411,539
iShares MSCI EAFE ETF	19,920	1,141,814
iShares MSCI EAFE Small-Cap ETF (b)	4,957	236,796
iShares MSCI Frontier 100 ETF (b)	4,839	121,652
iShares Russell 1000 ETF	13,293	1,423,016
iShares Russell 2000 ETF (b)	8,707	950,804
iShares S&P 100 ETF	1,537	130,307

		6,343,666

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 20.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	47,120	$ 47,120
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)	$1,221,531	1,221,531

		1,268,651

Total Affiliated Investment Companies (Cost — $8,309,399*) — 120.2%		7,612,317
Liabilities in Excess of Other Assets — (20.2)%		(1,276,816)

Net Assets — 100.0%		$6,335,501

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$8,324,886

Gross unrealized appreciation	$239
Gross unrealized depreciation	(712,808)

Net unrealized depreciation	$(712,569)

(a)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	74,281	—		27,161	[1]	47,120	$ 47,120	$52		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,221,531	[2]	—		$1,221,531	$1,221,531	$6,198	[3]	—
iShares Core MSCI Emerging Markets ETF	12,062	19,859		9,252		22,669	$ 904,266	$10,939		$(90,897)
iShares International Select Dividend ETF	11,016	17,370		5,997		22,389	$ 629,803	$18,423		$(49,865)
iShares Micro-Cap ETF	960	6,139		1,455		5,644	$ 393,669	$2,811		$(9,104)
iShares MSCI Canada ETF	6,415	15,970		4,492		17,893	$ 411,539	$3,084		$(28,554)
iShares MSCI EAFE ETF	9,279	16,138		5,497		19,920	$1,141,814	$21,780		$(37,222)
iShares MSCI EAFE Small-Cap ETF	4,824	5,887		5,754		4,957	$ 236,796	$5,812		$(5,751)
iShares MSCI Frontier 100 ETF	2,476	3,996		1,633		4,839	$ 121,652	—		$(10,696)
iShares Russell 1000 ETF	9,221	11,133		7,061		13,293	$1,423,016	$19,891		$(30,929)
iShares Russell 2000 ETF	4,684	6,490		2,467		8,707	$ 950,804	$9,699		$(21,832)
iShares S&P 100 ETF	856	1,036		355		1,537	$ 130,307	$2,056		$(2,193)

[1]	Represents net shares sold.
[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation
ETF	Exchange Traded Fund

66	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock iShares® Equity Appreciation V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,390,786	$1,221,531	—	$7,612,317

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$44,865	—	—	$44,865
Liabilities:
Collateral on securities loaned at value	—	$(1,221,531)	—	(1,221,531)

Total	$44,865	$(1,221,531)	—	$(1,176,666)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	67

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Raytheon Co.	50,700	$5,539,482
Air Freight & Logistics — 1.3%
FedEx Corp.	42,310	6,091,794
Airlines — 2.2%
Southwest Airlines Co.	199,900	7,604,196
United Continental Holdings, Inc. (a)	55,200	2,928,360

		10,532,556
Auto Components — 2.0%
Goodyear Tire & Rubber Co.	75,500	2,214,415
Lear Corp.	67,300	7,320,894

		9,535,309
Banks — 11.9%
Bank of America Corp.	700,783	10,918,199
Citigroup, Inc.	234,899	11,653,339
JPMorgan Chase & Co.	258,383	15,753,612
SunTrust Banks, Inc.	171,830	6,570,779
U.S. Bancorp	288,535	11,832,820

		56,728,749
Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	77,500	6,126,375
Molson Coors Brewing Co., Class B	46,700	3,877,034

		10,003,409
Biotechnology — 2.4%
Amgen, Inc.	60,000	8,299,200
Gilead Sciences, Inc.	30,400	2,984,976

		11,284,176
Building Products — 0.5%
Owens Corning	56,900	2,384,679
Capital Markets — 1.8%
Goldman Sachs Group, Inc.	48,620	8,448,211
Chemicals — 0.7%
Dow Chemical Co.	82,500	3,498,000
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.	367,590	3,815,584
Cisco Systems, Inc.	387,030	10,159,538

		13,975,122
Construction & Engineering — 1.0%
AECOM (a)	173,000	4,759,230
Consumer Finance — 0.9%
Discover Financial Services	19,260	1,001,327
SLM Corp. (a)	472,940	3,499,756

		4,501,083
Containers & Packaging — 0.5%
Packaging Corp. of America (b)	40,377	2,429,080
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	29,600	1,209,456
Zebra Technologies Corp., Class A (a)	11,311	865,857

		2,075,313

Common Stocks	Shares	Value
Energy Equipment & Services — 2.3%
Atwood Oceanics, Inc. (b)	128,100	$1,897,161
Schlumberger Ltd.	118,300	8,159,151
Weatherford International PLC (a)	133,270	1,130,130

		11,186,442
Food & Staples Retailing — 3.3%
CVS Health Corp.	156,250	15,075,000
Kroger Co.	15,520	559,806

		15,634,806
Food Products — 0.7%
Pilgrim’s Pride Corp. (b)	41,400	860,292
Tyson Foods, Inc., Class A	58,100	2,504,110

		3,364,402
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	7,220	483,307
Health Care Providers & Services — 12.4%
Aetna, Inc.	107,800	11,794,398
Centene Corp. (a)	83,700	4,539,051
Cigna Corp.	77,100	10,410,042
Express Scripts Holding Co. (a)	18,200	1,473,472
Humana, Inc.	28,200	5,047,800
Laboratory Corp. of America Holdings (a)	47,150	5,114,361
McKesson Corp.	26,960	4,988,409
UnitedHealth Group, Inc.	76,400	8,863,164
Universal Health Services, Inc., Class B	56,065	6,997,473

		59,228,170
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	204,717	10,174,435
Las Vegas Sands Corp.	35,800	1,359,326

		11,533,761
Household Durables — 1.1%
DR Horton, Inc.	55,149	1,619,175
Lennar Corp., Class A	35,080	1,688,400
NVR, Inc. (a)	670	1,021,897
Toll Brothers, Inc. (a)	29,170	998,781

		5,328,253
Industrial Conglomerates — 0.6%
3M Co.	18,925	2,682,997
Insurance — 3.7%
American International Group, Inc.	220,000	12,500,400
Travelers Cos., Inc.	51,395	5,115,344

		17,615,744
Internet & Catalog Retail — 1.0%
Priceline Group, Inc. (a)	3,990	4,935,071
Internet Software & Services — 4.5%
Facebook, Inc., Class A (a)	70,950	6,378,405
Google, Inc., Class A (a)	11,960	7,634,905
Google, Inc., Class C (a)	12,464	7,583,347

		21,596,657
IT Services — 6.0%
Amdocs Ltd.	76,624	4,358,373

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

68	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund

Common Stocks	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A (a)	131,800	$8,251,998
DST Systems, Inc.	24,770	2,604,318
MasterCard, Inc., Class A	108,280	9,758,194
Total System Services, Inc.	78,387	3,561,121

		28,534,004
Machinery — 0.3%
WABCO Holdings, Inc. (a)	16,200	1,698,246
Media — 3.8%
Comcast Corp., Class A	238,900	13,588,632
Omnicom Group, Inc.	28,700	1,891,330
Viacom, Inc., Class B	62,000	2,675,300

		18,155,262
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	76,400	3,221,024
Oil, Gas & Consumable Fuels — 3.3%
BP PLC — ADR	152,250	4,652,760
Exxon Mobil Corp.	20,375	1,514,881
Hess Corp.	14,875	744,643
PBF Energy, Inc., Class A	39,560	1,116,779
Suncor Energy, Inc.	189,240	5,056,493
Tesoro Corp.	16,140	1,569,454
Valero Energy Corp.	16,800	1,009,680

		15,664,690
Paper & Forest Products — 0.5%
Domtar Corp. (b)	74,100	2,649,075
Pharmaceuticals — 2.9%
AstraZeneca PLC — ADR (b)	61,700	1,963,294
Johnson & Johnson	17,985	1,678,900
Merck & Co., Inc.	23,227	1,147,182
Pfizer, Inc.	16,310	512,297
Teva Pharmaceutical Industries Ltd. — ADR	152,222	8,594,454

		13,896,127
Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	94,330	2,843,106
Micron Technology, Inc. (a)	227,240	3,404,055
NVIDIA Corp.	126,600	3,120,690

		9,367,851
Software — 3.1%
Activision Blizzard, Inc.	146,300	4,519,207
Microsoft Corp.	146,500	6,484,090
Oracle Corp.	102,000	3,684,240

		14,687,537

Common Stocks	Shares	Value
Specialty Retail — 5.7%
Home Depot, Inc.	87,600	$10,116,924
Lowe’s Cos., Inc.	190,000	13,094,800
Ross Stores, Inc.	81,450	3,947,882

		27,159,606
Technology Hardware, Storage & Peripherals — 4.5%
Apple Inc.	117,850	12,998,855
EMC Corp.	70,400	1,700,864
Western Digital Corp.	87,860	6,979,598

		21,679,317
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (a)	23,300	1,302,004
Tobacco — 2.0%
Altria Group, Inc.	172,645	9,391,888
Total Common Stocks — 98.8%		472,782,434

Investment Companies — 0.4%
Utilities Select Sector SPDR Fund	42,600	1,844,154
Total Long-Term Investments (Cost — $406,352,181) — 99.2%		474,626,588

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	2,990,731	2,990,731
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$ 7,301	7,300,541
Total Short-Term Securities (Cost — $10,291,272) — 2.2%		10,291,272
Total Investments (Cost — $416,643,453*) — 101.4%		484,917,860
Liabilities in Excess of Other Assets — (1.4)%		(6,563,001)

Net Assets — 100.0%		$478,354,859

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$418,294,342

Gross unrealized appreciation	$91,014,862
Gross unrealized depreciation	(24,391,344)

Net unrealized appreciation	$66,623,518

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	69

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,463,699	(7,472,968)	2,990,731	$6,570
BlackRock Liquidity Series, LLC, Money Market Series	—	$7,300,541	$7,300,541	$23,775	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$472,782,434	—	—	$472,782,434
Investment Companies	1,844,154	—	—	1,844,154
Short-Term Securities	2,990,731	$7,300,541	—	10,291,272

Total	$477,617,319	$7,300,541	—	$484,917,860

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(100,535)	—	$(100,535)
Collateral on securities loaned at value	—	(7,300,541)	—	(7,300,541)
Total	—	$(7,401,076)	—	$(7,401,076)

During the period ended September 30, 2015, there were no transfers between levels.

70	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,070	$429,132
Rockwell Collins, Inc.	8,600	703,824

		1,132,956
Air Freight & Logistics — 1.3%
FedEx Corp.	11,230	1,616,895
Airlines — 4.0%
Delta Air Lines, Inc.	22,860	1,025,728
JetBlue Airways Corp. (a)	12,800	329,856
Southwest Airlines Co.	74,530	2,835,121
United Continental Holdings, Inc. (a)	16,810	891,771

		5,082,476
Auto Components — 1.7%
Lear Corp.	19,900	2,164,722
Banks — 2.4%
U.S. Bancorp	61,050	2,503,661
Wells Fargo & Co.	11,620	596,687

		3,100,348
Beverages — 1.9%
Dr. Pepper Snapple Group, Inc.	30,350	2,399,168
Biotechnology — 3.9%
Amgen, Inc. (b)	26,160	3,618,451
Gilead Sciences, Inc.	14,160	1,390,370

		5,008,821
Capital Markets — 0.8%
Goldman Sachs Group, Inc.	5,660	983,482
Chemicals — 0.8%
Dow Chemical Co.	23,150	981,560
Construction & Engineering — 0.6%
AECOM (a)	29,330	806,868
Consumer Finance — 1.9%
Discover Financial Services	25,300	1,315,347
SLM Corp. (a)	145,902	1,079,675

		2,395,022
Containers & Packaging — 1.0%
Packaging Corp. of America	20,897	1,257,164
Electrical Equipment — 0.5%
SolarCity Corp. (a)(b)	15,320	654,317
Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	21,200	866,232
Zebra Technologies Corp., Class A (a)	4,979	381,142

		1,247,374
Energy Equipment & Services — 1.5%
Atwood Oceanics, Inc. (b)	18,815	278,650
Schlumberger Ltd.	24,450	1,686,317

		1,964,967
Food & Staples Retailing — 2.2%
CVS Health Corp.	27,500	2,653,200
Kroger Co.	4,080	147,166

		2,800,366

Common Stocks	Shares	Value
Food Products — 0.8%
Pilgrim’s Pride Corp.	16,330	$339,337
Tyson Foods, Inc., Class A	14,640	630,984

		970,321
Health Care Providers & Services — 12.6%
Aetna, Inc.	25,400	2,779,014
Centene Corp. (a)	26,630	1,444,145
Cigna Corp.	19,810	2,674,746
Laboratory Corp. of America Holdings (a)	11,520	1,249,574
McKesson Corp.	10,500	1,942,815
UnitedHealth Group, Inc.	29,110	3,377,051
Universal Health Services, Inc., Class B	20,357	2,540,757

		16,008,102
Hotels, Restaurants & Leisure — 0.4%
Las Vegas Sands Corp.	12,840	487,535
Household Durables — 1.3%
DR Horton, Inc.	19,510	572,814
Lennar Corp., Class A	10,310	496,220
NVR, Inc. (a)	160	244,035
Toll Brothers, Inc. (a)	8,900	304,736

		1,617,805
Industrial Conglomerates — 0.5%
3M Co.	4,710	667,737
Insurance — 1.2%
Travelers Cos., Inc.	15,910	1,583,522
Internet & Catalog Retail — 2.1%
Priceline Group, Inc. (a)	2,150	2,659,249
Internet Software & Services — 8.4%
Facebook, Inc., Class A (a)	40,640	3,653,536
Google, Inc., Class A (a)	5,485	3,501,459
Google, Inc., Class C (a)	5,770	3,510,583

		10,665,578
IT Services — 9.1%
Alliance Data Systems Corp. (a)	8,020	2,077,020
Amdocs Ltd. (b)	14,030	798,026
Cognizant Technology Solutions Corp., Class A (a)	43,260	2,708,509
DST Systems, Inc.	16,270	1,710,628
MasterCard, Inc., Class A	32,620	2,939,714
Total System Services, Inc.	30,530	1,386,978

		11,620,875
Machinery — 1.0%
Parker-Hannifin Corp.	5,990	582,827
WABCO Holdings, Inc. (a)	6,990	732,762

		1,315,589
Media — 5.8%
Comcast Corp., Class A	72,300	4,112,424
Omnicom Group, Inc.	27,340	1,801,706
Viacom, Inc., Class B	21,470	926,431
Walt Disney Co.	5,990	612,178

		7,452,739

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	71

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund

Common Stocks	Shares	Value
Multiline Retail — 0.4%
Macy’s, Inc.	10,020	$514,226
Oil, Gas & Consumable Fuels — 0.8%
Marathon Petroleum Corp.	6,656	308,372
PBF Energy, Inc., Class A	11,896	335,824
Suncor Energy, Inc.	12,140	324,381

		968,577
Pharmaceuticals — 1.2%
Teva Pharmaceutical Industries Ltd. — ADR	26,668	1,505,675
Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	17,600	530,464
Micron Technology, Inc. (a)	45,400	680,092
NVIDIA Corp.	37,800	931,770

		2,142,326
Software — 6.0%
Microsoft Corp.	118,690	5,253,219
Oracle Corp.	65,740	2,374,529

		7,627,748
Specialty Retail — 8.7%
Home Depot, Inc.	35,330	4,080,262
Lowe’s Cos., Inc.	50,800	3,501,136
Ross Stores, Inc.	26,072	1,263,710
TJX Cos., Inc.	32,200	2,299,724

		11,144,832
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	63,670	7,022,801

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	34,210	$826,514
Western Digital Corp.	9,600	762,624

		8,611,939
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (a)	7,800	435,864
Tobacco — 2.7%
Altria Group, Inc.	63,842	3,473,005
Total Long-Term Investments (Cost — $105,466,415) — 98.2%		125,069,750

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	2,336,225	2,336,225

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$ 1,888	1,887,953
Total Short-Term Securities (Cost — $4,224,178) — 3.3%		4,224,178
Total Investments (Cost — $109,690,593*) — 101.5%		129,293,928
Liabilities in Excess of Other Assets — (1.5)%		(1,885,700)

Net Assets — 100.0%		$127,408,228

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$109,718,383

Gross unrealized appreciation	$24,292,088
Gross unrealized depreciation	(4,716,543)

Net unrealized appreciation	$19,575,545

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,115,934	(4,779,709)	2,336,225	$ 1,795
BlackRock Liquidity Series, LLC, Money Market Series	$ 418,385	$ 1,469,568	$1,887,953	$17,626	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

72	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$125,069,750	—	—	$125,069,750
Short-Term Securities	2,336,225	$1,887,953	—	4,224,178

Total	$127,405,975	$1,887,953	—	$129,293,928

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of September 30, 2015, collateral on securities loaned at value of $(1,887,953) is categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	73

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.1%
Raytheon Co.	14,995	$1,638,354
Rockwell Collins, Inc.	5,500	450,120

		2,088,474
Air Freight & Logistics — 1.3%
FedEx Corp.	9,010	1,297,260
Airlines — 1.6%
JetBlue Airways Corp. (a)	12,800	329,856
Southwest Airlines Co.	18,140	690,046
United Continental Holdings, Inc. (a)	11,400	604,770

		1,624,672
Auto Components — 2.6%
Goodyear Tire & Rubber Co.	33,140	971,996
Lear Corp.	14,780	1,607,768

		2,579,764
Banks — 18.7%
Bank of America Corp.	241,613	3,764,331
Citigroup, Inc.	70,068	3,476,074
JPMorgan Chase & Co.	76,396	4,657,864
SunTrust Banks, Inc.	47,820	1,828,637
U.S. Bancorp	77,435	3,175,609
Wells Fargo & Co.	32,020	1,644,227

		18,546,742
Beverages — 1.3%
Molson Coors Brewing Co., Class B	15,670	1,300,923
Biotechnology — 0.7%
Amgen, Inc.	5,160	713,731
Building Products — 0.5%
Owens Corning	12,400	519,684
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	12,478	2,168,177
Chemicals — 0.9%
Dow Chemical Co.	20,850	884,040
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.	79,174	821,826
Cisco Systems, Inc.	113,200	2,971,500

		3,793,326
Construction & Engineering — 0.9%
AECOM (a)	34,300	943,593
Consumer Finance — 1.8%
Discover Financial Services	19,165	996,388
SLM Corp. (a)	106,358	787,049

		1,783,437
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B (a)	5,265	686,556

Common Stocks	Shares	Value
Diversified Telecommunication Services — 0.2%
AT&T Inc.	7,700	$250,866
Energy Equipment & Services — 2.6%
Atwood Oceanics, Inc. (b)	35,730	529,161
Schlumberger Ltd.	25,100	1,731,147
Weatherford International PLC (a)	32,790	278,059

		2,538,367
Food & Staples Retailing — 2.1%
CVS Health Corp.	22,035	2,125,937
Food Products — 1.1%
Pilgrim’s Pride Corp. (b)	11,080	230,242
Tyson Foods, Inc., Class A (b)	19,900	857,690

		1,087,932
Health Care Providers & Services — 10.9%
Aetna, Inc.	21,700	2,374,197
Cigna Corp.	13,510	1,824,120
Humana, Inc.	8,860	1,585,940
Laboratory Corp. of America Holdings (a)	11,090	1,202,932
UnitedHealth Group, Inc.	18,790	2,179,828
Universal Health Services, Inc., Class B	13,311	1,661,346

		10,828,363
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	45,265	2,249,672
Household Durables — 0.9%
DR Horton, Inc.	10,140	297,710
Lennar Corp., Class A	7,970	383,596
Toll Brothers, Inc. (a)	5,740	196,538

		877,844
Industrial Conglomerates — 2.1%
3M Co.	10,075	1,428,333
General Electric Co.	26,555	669,717

		2,098,050
Insurance — 5.5%
American International Group, Inc.	60,980	3,464,884
Chubb Corp.	4,165	510,837
Travelers Cos., Inc.	15,210	1,513,851

		5,489,572
IT Services — 2.7%
Amdocs Ltd.	15,951	907,293
DST Systems, Inc.	9,040	950,466
Total System Services, Inc.	18,551	842,772

		2,700,531
Machinery — 0.6%
Parker-Hannifin Corp.	6,000	583,800

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

74	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund

Common Stocks	Shares	Value
Media — 2.3%
Comcast Corp., Class A	39,630	$2,254,154
Multiline Retail — 0.3%
Macy’s, Inc.	5,510	282,773
Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.	28,890	1,218,002
Oil, Gas & Consumable Fuels — 6.3%
BP PLC — ADR	54,400	1,662,464
Exxon Mobil Corp.	29,040	2,159,124
PBF Energy, Inc., Class A	8,810	248,706
Suncor Energy, Inc.	63,565	1,698,457
Tesoro Corp.	4,749	461,793

		6,230,544
Paper & Forest Products — 0.8%
Domtar Corp. (b)	23,650	845,488
Pharmaceuticals — 5.0%
Johnson & Johnson	7,995	746,333
Merck & Co., Inc.	23,075	1,139,674
Pfizer, Inc.	40,790	1,281,214
Teva Pharmaceutical Industries Ltd. — ADR	31,573	1,782,612

		4,949,833
Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.	43,080	1,298,431
Micron Technology, Inc. (a)	45,240	677,695
NVIDIA Corp.	14,370	354,222

		2,330,348
Software — 2.6%
Activision Blizzard, Inc.	31,500	973,035
Microsoft Corp.	16,910	748,437
Oracle Corp.	22,990	830,399

		2,551,871
Specialty Retail — 2.1%
Lowe’s Cos., Inc.	29,700	2,046,924

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 2.5%
EMC Corp.	28,890	$697,982
Western Digital Corp.	22,780	1,809,643

		2,507,625
Tobacco — 1.2%
Altria Group, Inc.	21,083	1,146,915
Total Common Stocks — 96.7%		96,125,790

Investment Companies — 0.6%
Utilities Select Sector SPDR Fund	12,600	545,454
Total Long-Term Investments (Cost — $79,924,276) — 97.3%		96,671,244

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	2,353,149	2,353,149

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$ 1,876	1,876,371
Total Short-Term Securities (Cost — $4,229,520) — 4.3%		4,229,520
Total Investments (Cost — $84,153,796*) — 101.6%		100,900,764
Liabilities in Excess of Other Assets — (1.6)%		(1,544,561)

Net Assets — 100.0%		$99,356,203

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,543,966

Gross unrealized appreciation	$19,658,134
Gross unrealized depreciation	(4,301,336)

Net unrealized appreciation	$15,356,798

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	626,837	1,726,312	2,353,149	$ 1,306
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,876,371	$1,876,371	$5,118[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	75

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$96,125,790	—	—	$96,125,790
Investment Companies	545,454	—	—	545,454
Short-Term Securities	2,353,149	$1,876,371	—	4,229,520

Total	$99,024,393	$1,876,371	—	$100,900,764

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$148,403	—	—	$148,403
Liabilities:
Collateral on securities loaned at value	—	$(1,876,371)	—	(1,876,371)

Total	$148,403	$(1,876,371)	—	$(1,727,968)

During the period ended September 30, 2015, there were no transfers between levels.

76	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Managed Volatility V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class A, 1.09%, 10/25/34	$7	$ 6,927
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34	8	7,333
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35	1	920
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.69%, 9/25/34	12	10,363
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35	12	11,073
Total Asset-Backed Securities — 0.2%		36,616

Investment Companies	Shares	Value
iShares 1-3 Year Credit Bond ETF (b)	15,923	1,673,985
iShares 3-7 Year Treasury Bond ETF (b)	6,491	809,103
iShares Core U.S. Aggregate Bond ETF (b)	17,278	1,893,323
iShares MSCI EAFE ETF (b)	27,461	1,574,064
SPDR Barclays International Treasury Bond ETF (c)	80,574	4,195,488
Total Investment Companies — 53.8%		10,145,963

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 9/25/37	$29	$23,078
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.69%, 7/27/36 (a)(d)	22	21,959
Series 2011-5R, Class 2A1, 2.78%, 8/27/46 (a)(d)	22	21,486
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (a)	5	4,960
Total Non-Agency Mortgage-Backed Securities — 0.4%		71,483
Total Long-Term Investments (Cost — $11,094,104) — 54.4%		10,254,062

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(e)	7,704,551	7,704,551

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (b)(e)(f)	$ 1,201	1,201,200
Total Short-Term Securities (Cost — $8,905,751) — 47.3%		8,905,751
Total Investments (Cost — $19,999,855*) — 101.7%		19,159,813
Liabilities in Excess of Other Assets — (1.7)%		(311,575)

Net Assets — 100.0%		$18,848,238

Portfolio Abbreviations
AUD	Australian Dollar	EUR	Euro	MSCI	Morgan Stanley Capital International
CAD	Canadian Dollar	FTSE	Financial Times Stock Exchange	SPDR	Standard & Poor’s Depositary Receipts
CHF	Swiss Franc	GBP	British Pound
ETF	Exchange Traded Fund	JPY	Japanese Yen

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	77

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Notes to Schedule of Investments

*	As of September 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,999,799

Gross unrealized appreciation	$12,427
Gross unrealized depreciation	(852,413)

Net unrealized depreciation	$(839,986)

(a)	Variable rate security. Rate shown is as of report date.

(b)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	$8,221,571	—	517,020[1]	$7,704,551	$7,704,551	$ 5,618		—
BlackRock Liquidity Series, LLC, Money Market Series	—	1,201[1]	—	1,201	$1,201,200	$ 3,392	[2]	—
iShares 1-3 Year Credit Bond ETF	10,156	5,767	—	15,923	$1,673,985	$ 9,121		—
iShares 3-7 Year Credit Bond ETF	—	6,491	—	6,491	$ 809,103	$ 1,878		—
iShares Core U.S. Aggregate Bond ETF	24,611	—	7,333	17,278	$1,893,323	$37,089		$(13,363)
iShares MSCI EAFE ETF	27,461	—	—	27,461	$1,574,064	$30,517		—

[1]	Represents net shares/beneficial interest purchased/sold.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(c)	Non-income producing security.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Report Date

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
19	CAC 40 10 Euro Future Index	October 2015	USD	945,085	$(14,371)
5	IBEX 35 Index	October 2015	USD	533,019	(11,709)
(3)	AUD Currency Futures	December 2015	USD	209,640	(2,960)
13	Australian Government Bonds (3 Year)	December 2015	USD	1,024,477	1,120
10	Australian Government Bonds (10 Year)	December 2015	USD	908,350	6,185
(1)	CAD Currency Futures	December 2015	USD	74,880	543
(1)	CHF Currency Futures	December 2015	USD	128,525	381
4	DAX Index Futures	December 2015	USD	1,079,358	(51,409)
8	E-Mini S&P 500 Futures	December 2015	USD	763,480	(12,440)
(20)	Euro Currency Futures	December 2015	USD	2,794,750	(3,034)
(54)	Euro STOXX 50 Index	December 2015	USD	1,865,107	56,015
4	FTSE/MIB Index Futures	December 2015	USD	474,652	(4,612)
(9)	GBP Currency Futures	December 2015	USD	850,106	3,527
(24)	JPY Currency Futures	December 2015	USD	2,502,900	23,056
3	Long Gilt British	December 2015	USD	540,322	2,130
13	Nikkei 225 Index	December 2015	USD	1,884,466	(78,074)
(45)	U.S. Treasury Notes (2 Year)	December 2015	USD	9,856,406	(6,382)

78	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Managed Volatility V.I. Fund

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(35)	U.S. Treasury Notes (5 Year)	December 2015	USD	4,218,047	$ (21,642)
9	U.S. Treasury Notes (10 Year)	December 2015	USD	1,158,609	12,924
Total					$(100,752)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$36,616	—	$36,616
Investment Companies	$10,145,963	—	—	10,145,963
Non-Agency Mortgage-Backed Securities	—	71,483	—	71,483
Short-Term Securities	7,704,551	1,201,200	—	8,905,751

Total	$17,850,514	$1,309,299	—	$19,159,813

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$56,015	—	—	$56,015
Foreign currency exchange contracts	27,507	—	—	27,507
Interest rate contracts	22,359	—	—	22,359
Liabilities:
Equity contracts	(172,615)	—	—	(172,615)
Foreign currency exchange contracts	(5,994)	—	—	(5,994)
Interest rate contracts	(28,024)	—	—	(28,024)

Total	$(100,752)	—	—	$(100,752)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	79

Schedule of Investments (concluded)	BlackRock Managed Volatility V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$97,114	—	—	$97,114
Foreign currency at value	41,372	—	—	41,372
Cash pledged for financial futures contracts	716,750	—	—	716,750

Total	$855,236	—	—	$855,236

During the period ended September 30, 2015, there were no transfers between levels.

80	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Government Money Market V.I. Fund (formerly BlackRock Money Market V.I. Fund)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.04%, 10/07/15	$2,000	$1,999,987
0.17%, 11/12/15	5,000	4,999,037
0.18%, 12/14/15	6,000	5,997,657
0.19%, 12/14/15	6,000	5,997,780
0.13%, 12/23/15	5,000	4,998,501
0.10%, 1/14/16	3,840	3,838,880
0.13%, 1/14/16	2,600	2,599,014
Fannie Mae Variable Rate Notes, 0.22%, 08/16/17 (b)	2,000	1,999,621
Federal Farm Credit Bank Variable Rate Notes: (b)
0.21%, 9/22/17	2,000	1,999,800
0.21%, 1/23/18	575	575,013
Federal Home Loan Bank Discount Notes: (a)
0.13%, 10/02/15	2,000	1,999,993
0.07%, 10/05/15	6,000	5,999,953
0.11%, 10/07/15	4,000	3,999,927
0.09%, 10/14/15	8,000	7,999,754
0.02%, 10/16/15	10,000	9,999,917
0.10%, 10/16/15	5,000	4,999,791
0.15%, 11/04/15	3,900	3,899,448
0.11%, 12/04/15	5,000	4,999,022
0.14%, 12/21/15	4,000	3,998,785
0.12%, 1/04/16	4,000	3,998,733
0.14%, 1/20/16	6,000	5,997,503
Federal Home Loan Bank Variable Rate Notes: (b)
0.24%, 08/25/17	1,260	1,260,000
0.18%, 02/07/17	1,500	1,499,678
Freddie Mac Discount Notes: (a)
0.02%, 10/29/15	4,000	3,999,938
0.15%, 11/03/15	5,000	4,999,313
0.16%, 12/02/15	5,000	4,998,622
0.18%, 12/02/15	6,000	5,998,140
0.22%, 1/05/16	4,000	3,997,653
0.16%, 1/15/16	2,000	1,999,058
Freddie Mac Variable Rate Notes, 0.18%, 11/25/15 (b)	4,000	4,000,000
Total U.S. Government Sponsored Agency Obligations — 59.1%		125,650,518

U.S. Treasury Obligations
U.S. Treasury Bills, 0.21%, 2/04/16 (a)	1,750	1,748,741
U.S. Treasury Notes:
4.50%, 2/15/16	3,000	3,047,973
0.08%, 4/30/16 (b)	4,200	4,200,005
0.09%, 4/30/17 (b)	2,000	1,999,936
Total U.S. Treasury Obligations — 5.2%		10,996,655

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $12,000,033, collateralized by various U.S. government sponsored agency obligations, 2.33% to 5.00% due from 2/01/18 to 9/01/45, aggregate original par and fair value of $17,854,385 and $12,295,464, respectively)	$12,000	$12,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $12,295,464)		12,000,000
Goldman Sachs & Co., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $7,000,218, collateralized by various U.S. government sponsored agency obligations, 3.00% to 4.00% due from 8/01/28 to 2/20/44, aggregate original par and fair value of $19,248,136 and $7,325,689, respectively)	7,000	7,000,000
Total Value of Goldman Sachs & Co. (collateral value of $7,325,689)		7,000,000
JPMorgan Securities LLC, 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $10,000,033, collateralized by U.S. Treasury Note 0.50% due at 3/31/17, aggregate original par and fair value of $10,205,000 and $10,202,959, respectively)	10,000	10,000,000
Total Value of JPMorgan Securities LLC (collateral value of $10,202,959)		10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $12,000,047, collateralized by Ginnie Mae Bond, 3.50% due at 9/20/45, aggregate original par and fair value of $11,644,662 and $12,240,001, respectively)	12,000	12,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $12,240,001)		12,000,000
Mizuho Securities USA, Inc., 0.18%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $6,032,030, collateralized by U.S. government sponsored agency obligation, 5.39% due at 1/15/45, aggregate original par and fair value of $39,879,700 and $6,454,240, respectively)	6,032	6,032,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $6,454,240)		6,032,000

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	81

Schedule of Investments (concluded)	BlackRock Government Money Market V.I. Fund
(formerly BlackRock Money Market V.I. Fund)

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.09%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $17,000,043, collateralized by various U.S. government sponsored agency obligations, 3.00% to 8.50% due from 12/20/17 to 10/15/50, aggregate original par and fair value of $26,993,060 and $17,340,000, respectively)	$17,000	$17,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $17,340,000)		17,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets, LLC, 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $12,000,033, collateralized by various U.S. government sponsored agency obligations, 1.63% to 13.37% due from 5/25/26 to 5/25/45, aggregate original par and fair value of $186,723,468 and $12,904,658, respectively)	$12,000	$12,000,000
Total Value of RBC Capital Markets, LLC (collateral value of $12,904,658)		12,000,000
Total Repurchase Agreements — 35.8%		76,032,000
Total Investments (Cost — $212,679,173*) — 100.1%		212,679,173
Liabilities in Excess of Other Assets — (0.1)%		(124,630)

Net Assets — 100.0%		$212,554,543

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$212,679,173	—	$212,679,173
[1] See above Schedule of Investments for values in each security type. During the period ended September 30, 2015, there were no transfers between levels.

82	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock S&P 500 Index V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	6,773	$886,924
General Dynamics Corp.	3,209	442,682
Honeywell International, Inc.	8,271	783,181
L-3 Communications Holdings, Inc.	869	90,828
Lockheed Martin Corp.	2,831	586,895
Northrop Grumman Corp.	1,986	329,577
Precision Castparts Corp.	1,463	336,066
Raytheon Co.	3,229	352,801
Rockwell Collins, Inc.	1,400	114,576
Textron, Inc.	2,938	110,586
United Technologies Corp.	8,782	781,510

		4,815,626
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	1,500	101,670
Expeditors International of Washington, Inc.	2,024	95,229
FedEx Corp.	2,790	401,704
United Parcel Service, Inc., Class B	7,399	730,207

		1,328,810
Airlines — 0.6%
American Airlines Group, Inc.	7,105	275,887
Delta Air Lines, Inc.	8,419	377,761
Southwest Airlines Co.	6,974	265,291
United Continental Holdings, Inc. (a)	4,003	212,359

		1,131,298
Auto Components — 0.4%
BorgWarner, Inc.	2,394	99,566
Delphi Automotive PLC	3,016	229,337
Goodyear Tire & Rubber Co.	2,854	83,708
Johnson Controls, Inc.	6,929	286,583

		699,194
Automobiles — 0.6%
Ford Motor Co.	41,236	559,573
General Motors Co.	15,254	457,925
Harley-Davidson, Inc.	2,212	121,439

		1,138,937
Banks — 5.8%
Bank of America Corp.	111,112	1,731,125
BB&T Corp.	8,222	292,703
Citigroup, Inc.	31,828	1,578,987
Comerica, Inc.	1,881	77,309
Fifth Third Bancorp	8,570	162,059
Huntington Bancshares, Inc.	8,555	90,683
JPMorgan Chase & Co.	39,184	2,389,048
KeyCorp	8,975	116,765
M&T Bank Corp. (b)	1,407	171,584
People’s United Financial, Inc.	3,233	50,855
PNC Financial Services Group, Inc. (c)	5,446	485,783
Regions Financial Corp.	14,181	127,771
SunTrust Banks, Inc.	5,462	208,867
U.S. Bancorp	17,552	719,808
Wells Fargo & Co.	49,533	2,543,520
Zions Bancorporation	2,162	59,541

		10,806,408
Beverages — 2.2%
Brown-Forman Corp., Class B	1,125	109,013
Coca-Cola Co.	41,431	1,662,212
Coca-Cola Enterprises, Inc.	2,230	107,821
Constellation Brands, Inc., Class A	1,824	228,383
Dr. Pepper Snapple Group, Inc.	2,029	160,392
Molson Coors Brewing Co., Class B	1,690	140,304
Monster Beverage Corp. (a)	1,612	217,846

Common Stocks	Shares	Value
Beverages (continued)
PepsiCo, Inc.	15,573	$1,468,534

		4,094,505
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	2,394	374,398
Amgen, Inc.	8,045	1,112,784
Baxalta, Inc.	5,759	181,466
Biogen, Inc. (a)	2,489	726,315
Celgene Corp. (a)	8,361	904,409
Gilead Sciences, Inc.	15,532	1,525,087
Regeneron Pharmaceuticals, Inc. (a)	819	380,950
Vertex Pharmaceuticals, Inc. (a)	2,579	268,577

		5,473,986
Building Products — 0.1%
Allegion PLC	1,027	59,217
Masco Corp.	3,678	92,612

		151,829
Capital Markets — 2.1%
Affiliated Managers Group, Inc. (a)	579	99,003
Ameriprise Financial, Inc.	1,885	205,710
Bank of New York Mellon Corp.	11,733	459,347
BlackRock, Inc. (c)	1,344	399,800
Charles Schwab Corp.	12,694	362,541
E*TRADE Financial Corp. (a)	3,067	80,754
Franklin Resources, Inc.	4,127	153,772
Goldman Sachs Group, Inc.	4,262	740,565
Invesco Ltd.	4,557	142,315
Legg Mason, Inc.	1,163	48,392
Morgan Stanley	16,128	508,032
Northern Trust Corp.	2,321	158,199
State Street Corp.	4,316	290,078
T. Rowe Price Group, Inc.	2,711	188,415

		3,836,923
Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,045	260,901
Airgas, Inc.	725	64,764
CF Industries Holdings, Inc.	2,490	111,801
Dow Chemical Co.	12,275	520,460
Eastman Chemical Co.	1,577	102,063
Ecolab, Inc.	2,816	308,972
EI du Pont de Nemours & Co.	9,578	461,660
FMC Corp.	1,435	48,661
International Flavors & Fragrances, Inc.	856	88,391
LyondellBasell Industries NV, Class A	3,945	328,855
Monsanto Co.	4,962	423,457
Mosaic Co.	3,568	111,000
PPG Industries, Inc.	2,877	252,284
Praxair, Inc.	3,031	308,738
Sherwin-Williams Co.	839	186,912
Sigma-Aldrich Corp.	1,264	175,595

		3,754,514
Commercial Services & Supplies — 0.4%
ADT Corp.	1,790	53,521
Cintas Corp.	945	81,034
Pitney Bowes, Inc.	2,142	42,519
Republic Services, Inc.	2,547	104,936
Stericycle, Inc. (a)	900	125,379
Tyco International PLC	4,455	149,064
Waste Management, Inc.	4,454	221,854

		778,307
Communications Equipment — 1.5%
Cisco Systems, Inc.	53,888	1,414,560

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	83

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Communications Equipment (continued)
F5 Networks, Inc. (a)	762	$88,240
Harris Corp.	1,304	95,388
Juniper Networks, Inc.	3,718	95,590
Motorola Solutions, Inc. (b)	1,684	115,152
QUALCOMM, Inc.	16,659	895,088

		2,704,018
Construction & Engineering — 0.1%
Fluor Corp.	1,550	65,643
Jacobs Engineering Group, Inc. (a)	1,321	49,445
Quanta Services, Inc. (a)	2,209	53,480

		168,568
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	709	107,733
Vulcan Materials Co.	1,404	125,237

		232,970
Consumer Finance — 0.7%
American Express Co.	9,021	668,727
Capital One Financial Corp.	5,752	417,135
Discover Financial Services	4,608	239,570
Navient Corp.	4,086	45,927

		1,371,359
Containers & Packaging — 0.2%
Avery Dennison Corp.	968	54,760
Ball Corp.	1,451	90,252
Owens-Illinois, Inc. (a)	1,677	34,747
Sealed Air Corp.	2,181	102,245
WestRock Co.	2,759	141,923

		423,927
Distributors — 0.1%
Genuine Parts Co.	1,611	133,536
Diversified Consumer Services — 0.1%
H&R Block, Inc.	2,892	104,690
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B (a)	19,860	2,589,744
CME Group, Inc.	3,575	331,546
Intercontinental Exchange, Inc.	1,170	274,938
Leucadia National Corp.	3,569	72,308
McGraw Hill Financial, Inc.	2,896	250,504
Moody’s Corp.	1,845	181,179
Nasdaq, Inc.	1,253	66,822

		3,767,041
Diversified Telecommunication Services — 2.3%
AT&T Inc.	65,171	2,123,271
CenturyLink, Inc.	5,965	149,841
Frontier Communications Corp. (b)	12,108	57,513
Level 3 Communications, Inc. (a)	3,057	133,560
Verizon Communications, Inc.	43,068	1,873,889

		4,338,074
Electric Utilities — 1.7%
American Electric Power Co., Inc.	5,184	294,762
Duke Energy Corp.	7,317	526,385
Edison International	3,448	217,465
Entergy Corp.	1,900	123,690
Eversource Energy	3,361	170,134
Exelon Corp.	9,112	270,626
FirstEnergy Corp.	4,465	139,799
NextEra Energy, Inc.	4,880	476,044
Pepco Holdings, Inc.	2,650	64,183
Pinnacle West Capital Corp.	1,161	74,467

Common Stocks	Shares	Value
Electric Utilities (continued)
PPL Corp.	7,069	$232,499
Southern Co.	9,610	429,567
Xcel Energy, Inc.	5,364	189,939

		3,209,560
Electrical Equipment — 0.5%
AMETEK, Inc.	2,556	133,730
Eaton Corp. PLC	4,942	253,525
Emerson Electric Co.	6,953	307,114
Rockwell Automation, Inc.	1,425	144,595

		838,964
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,269	166,588
Corning, Inc.	13,000	222,560
FLIR Systems, Inc.	1,491	41,733
TE Connectivity Ltd.	4,260	255,131

		686,012
Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	4,599	239,332
Cameron International Corp. (a)	2,026	124,234
Diamond Offshore Drilling, Inc.	761	13,165
Ensco PLC, Class A	2,527	35,580
FMC Technologies, Inc. (a)	2,426	75,206
Halliburton Co.	9,003	318,256
Helmerich & Payne, Inc.	1,130	53,404
National Oilwell Varco, Inc.	4,104	154,516
Schlumberger Ltd.	13,434	926,543
Transocean Ltd. (b)	3,625	46,835

		1,987,071
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	4,650	672,252
CVS Health Corp.	11,809	1,139,332
Kroger Co.	10,303	371,629
Sysco Corp.	5,856	228,208
Walgreens Boots Alliance, Inc.	9,267	770,088
Wal-Mart Stores, Inc.	16,696	1,082,569
Whole Foods Market, Inc.	3,791	119,985

		4,384,063
Food Products — 1.6%
Archer-Daniels-Midland Co.	6,455	267,560
Campbell Soup Co.	1,907	96,647
ConAgra Foods, Inc.	4,575	185,333
General Mills, Inc.	6,346	356,201
Hershey Co.	1,553	142,690
Hormel Foods Corp.	1,426	90,280
JM Smucker Co.	1,091	124,472
Kellogg Co.	2,699	179,618
Keurig Green Mountain, Inc.	1,271	66,270
Kraft Heinz Co.	6,300	444,654
McCormick & Co, Inc., Non-Voting Shares	1,228	100,917
Mead Johnson Nutrition Co.	2,143	150,867
Mondelez International, Inc., Class A	17,057	714,177
Tyson Foods, Inc., Class A (b)	3,227	139,084

		3,058,770
Gas Utilities — 0.0%
AGL Resources, Inc.	1,254	76,544
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	15,797	635,355
Baxter International, Inc.	5,759	189,183
Becton Dickinson & Co.	2,216	293,975
Boston Scientific Corp. (a)	14,185	232,776

84	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
CR Bard, Inc.	786	$146,440
DENTSPLY International, Inc.	1,468	74,237
Edwards Lifesciences Corp. (a)	1,138	161,789
Intuitive Surgical, Inc. (a)	390	179,236
Medtronic PLC	14,970	1,002,092
St. Jude Medical, Inc.	2,964	186,999
Stryker Corp.	3,354	315,611
Varian Medical Systems, Inc. (a)	1,056	77,912
Zimmer Biomet Holdings, Inc.	1,806	169,638

		3,665,243
Health Care Providers & Services — 2.7%
Aetna, Inc.	3,695	404,270
AmerisourceBergen Corp.	2,178	206,888
Anthem, Inc.	2,772	388,080
Cardinal Health, Inc.	3,464	266,104
Cigna Corp.	2,723	367,659
DaVita HealthCare Partners, Inc. (a)	1,820	131,641
Express Scripts Holding Co. (a)	7,150	578,864
HCA Holdings, Inc. (a)	3,381	261,554
Henry Schein, Inc. (a)	885	117,457
Humana, Inc.	1,567	280,493
Laboratory Corp. of America Holdings (a)	1,063	115,304
McKesson Corp.	2,464	455,914
Patterson Cos., Inc.	927	40,093
Quest Diagnostics, Inc.	1,520	93,434
Tenet Healthcare Corp. (a)	1,062	39,209
UnitedHealth Group, Inc.	10,108	1,172,629
Universal Health Services, Inc., Class B	965	120,442

		5,040,035
Health Care Technology — 0.1%
Cerner Corp. (a)	3,240	194,270
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	4,900	243,530
Chipotle Mexican Grill, Inc. (a)	329	236,962
Darden Restaurants, Inc.	1,208	82,796
Marriott International, Inc., Class A	2,113	144,106
McDonald’s Corp.	9,980	983,329
Royal Caribbean Cruises Ltd.	1,816	161,787
Starbucks Corp.	15,740	894,662
Starwood Hotels & Resorts Worldwide, Inc.	1,808	120,196
Wyndham Worldwide Corp.	1,271	91,385
Wynn Resorts Ltd.	860	45,683
Yum! Brands, Inc.	4,575	365,771

		3,370,207
Household Durables — 0.4%
DR Horton, Inc.	3,454	101,409
Garmin Ltd.	1,295	46,465
Harman International Industries, Inc.	753	72,280
Leggett & Platt, Inc.	1,450	59,813
Lennar Corp., Class A	1,841	88,607
Mohawk Industries, Inc. (a)	674	122,526
Newell Rubbermaid, Inc.	2,843	112,896
PulteGroup, Inc.	3,447	65,045
Whirlpool Corp.	833	122,668

		791,709
Household Products — 1.7%
Clorox Co.	1,363	157,467
Colgate-Palmolive Co.	9,539	605,345
Kimberly-Clark Corp.	3,853	420,131
Procter & Gamble Co.	28,704	2,064,966

		3,247,909

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	7,221	$70,694
NRG Energy, Inc.	3,514	52,183

		122,877
Industrial Conglomerates — 2.3%
3M Co.	6,610	937,100
Danaher Corp.	6,306	537,334
General Electric Co.	106,811	2,693,773
Roper Technologies, Inc.	1,064	166,729

		4,334,936
Insurance — 2.7%
ACE Ltd.	3,432	354,869
Aflac, Inc.	4,591	266,875
Allstate Corp.	4,238	246,821
American International Group, Inc.	13,689	777,809
Aon PLC	2,981	264,146
Assurant, Inc.	719	56,808
Chubb Corp.	2,407	295,219
Cincinnati Financial Corp.	1,566	84,251
Genworth Financial, Inc., Class A (a)	5,425	25,064
Hartford Financial Services Group, Inc.	4,393	201,112
Lincoln National Corp.	2,677	127,050
Loews Corp.	3,041	109,902
Marsh & McLennan Cos., Inc.	5,610	292,954
MetLife, Inc.	11,806	556,653
Principal Financial Group, Inc.	2,900	137,286
Progressive Corp.	6,213	190,366
Prudential Financial, Inc.	4,793	365,275
Torchmark Corp.	1,234	69,598
Travelers Cos., Inc.	3,298	328,250
Unum Group	2,640	84,691
XL Group PLC	3,245	117,858

		4,952,857
Internet & Catalog Retail — 1.8%
Amazon.com, Inc. (a)	4,063	2,079,809
Expedia, Inc.	1,054	124,035
Netflix Inc. (a)	4,510	465,703
Priceline Group, Inc. (a)	538	665,431
TripAdvisor, Inc. (a)	1,178	74,238

		3,409,216
Internet Software & Services — 3.6%
Akamai Technologies, Inc. (a)	1,890	130,523
eBay, Inc. (a)	11,872	290,152
Facebook, Inc., Class A (a)	23,916	2,150,048
Google, Inc.:
Class A (a)	3,071	1,960,434
Class C (a)	3,134	1,906,788
VeriSign, Inc. (a)(b)	1,059	74,723
Yahoo!, Inc. (a)	9,168	265,047

		6,777,715
IT Services — 3.6%
Accenture PLC, Class A	6,626	651,071
Alliance Data Systems Corp. (a)	657	170,150
Automatic Data Processing, Inc.	4,940	396,978
Cognizant Technology Solutions Corp., Class A (a)	6,460	404,461
Computer Sciences Corp.	1,457	89,431
Fidelity National Information Services, Inc.	3,000	201,240
Fiserv, Inc. (a)	2,483	215,053
International Business Machines Corp.	9,557	1,385,478
MasterCard, Inc., Class A	10,580	953,470
Paychex, Inc.	3,410	162,418

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	85

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
IT Services (continued)
PayPal Holdings, Inc. (a)	11,696	$363,044
Teradata Corp. (a)	1,497	43,353
Total System Services, Inc.	1,793	81,456
Visa, Inc., Class A	20,683	1,440,778
Western Union Co.	5,463	100,301
Xerox Corp.	10,653	103,654

		6,762,336
Leisure Products — 0.1%
Hasbro, Inc.	1,177	84,909
Mattel, Inc.	3,568	75,142

		160,051
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	3,526	121,048
PerkinElmer, Inc.	1,218	55,979
Thermo Fisher Scientific, Inc.	4,212	515,043
Waters Corp. (a)	875	103,434

		795,504
Machinery — 1.2%
Caterpillar, Inc.	6,387	417,454
Cummins, Inc.	1,759	190,992
Deere & Co.	3,304	244,496
Dover Corp.	1,656	94,690
Flowserve Corp.	1,424	58,583
Illinois Tool Works, Inc.	3,490	287,262
Ingersoll-Rand PLC	2,801	142,207
Joy Global, Inc.	1,049	15,662
PACCAR, Inc.	3,754	195,846
Parker-Hannifin Corp.	1,468	142,836
Pentair PLC	1,901	97,027
Snap-on, Inc.	618	93,281
Stanley Black & Decker, Inc.	1,627	157,786
Xylem, Inc.	1,919	63,039

		2,201,161
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	2,369	76,921
CBS Corp., Class B, Non-Voting Shares	4,706	187,769
Comcast Corp.:
Class A	22,414	1,274,908
Special Class A	3,894	222,893
Discovery Communications, Inc.:
Class A (a)	1,587	41,310
Class C (a)	2,759	67,016
Interpublic Group of Cos., Inc.	4,336	82,948
News Corp.:
Class A	4,037	50,947
Class B	1,142	14,640
Omnicom Group, Inc.	2,585	170,352
Scripps Networks Interactive, Inc., Class A (b)	1,006	49,485
TEGNA, Inc.	2,440	54,632
Time Warner Cable, Inc.	3,001	538,289
Time Warner, Inc.	8,646	594,414
Twenty-First Century Fox, Inc.:
Class A	12,933	348,932
Class B	4,566	123,602
Viacom, Inc., Class B	3,678	158,706
Walt Disney Co.	16,423	1,678,431

		5,736,195
Metals & Mining — 0.3%
Alcoa, Inc.	13,882	134,100
Freeport-McMoRan, Inc.	11,004	106,629

Common Stocks	Shares	Value
Metals & Mining (continued)
Newmont Mining Corp.	5,596	$89,928
Nucor Corp.	3,377	126,806

		457,463
Multiline Retail — 0.7%
Dollar General Corp.	3,144	227,751
Dollar Tree, Inc. (a)	2,487	165,783
Kohl’s Corp.	2,094	96,973
Macy’s, Inc.	3,500	179,620
Nordstrom, Inc.	1,492	106,991
Target Corp.	6,651	523,168

		1,300,286
Multi-Utilities — 1.2%
Ameren Corp.	2,568	108,549
CenterPoint Energy, Inc.	4,552	82,118
CMS Energy Corp.	2,897	102,322
Consolidated Edison, Inc.	3,099	207,168
Dominion Resources, Inc.	6,279	441,916
DTE Energy Co.	1,898	152,542
NiSource, Inc.	3,421	63,460
PG&E Corp.	5,178	273,398
Public Service Enterprise Group, Inc.	5,352	225,640
SCANA Corp.	1,532	86,190
Sempra Energy	2,495	241,316
TECO Energy, Inc.	2,511	65,939
WEC Energy Group, Inc.	3,335	174,154

		2,224,712
Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	5,374	324,536
Apache Corp.	3,990	156,248
Cabot Oil & Gas Corp.	4,376	95,659
Chesapeake Energy Corp. (b)	5,610	41,121
Chevron Corp.	19,946	1,573,340
Cimarex Energy Co.	992	101,660
Columbia Pipeline Group, Inc.	3,349	61,253
ConocoPhillips	13,045	625,638
CONSOL Energy, Inc.	2,482	24,324
Devon Energy Corp.	4,089	151,661
EOG Resources, Inc.	5,808	422,822
EQT Corp.	1,612	104,409
Exxon Mobil Corp.	44,209	3,286,939
Hess Corp.	2,585	129,405
Kinder Morgan, Inc.	19,059	527,553
Marathon Oil Corp.	7,141	109,971
Marathon Petroleum Corp.	5,687	263,479
Murphy Oil Corp.	1,751	42,374
Newfield Exploration Co. (a)	1,711	56,292
Noble Energy, Inc.	4,501	135,840
Occidental Petroleum Corp.	8,096	535,550
ONEOK, Inc.	2,195	70,679
Phillips 66	5,074	389,886
Pioneer Natural Resources Co.	1,580	192,191
Range Resources Corp.	1,784	57,302
Southwestern Energy Co. (a)	4,162	52,816
Spectra Energy Corp.	7,103	186,596
Tesoro Corp.	1,303	126,704
Valero Energy Corp.	5,262	316,246
Williams Cos., Inc.	7,215	265,873

		10,428,367
Paper & Forest Products — 0.1%
International Paper Co.	4,418	166,956

86	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	2,394	$193,148
Pharmaceuticals — 6.0%
AbbVie, Inc.	17,551	954,950
Allergan PLC (a)	4,175	1,134,807
Bristol-Myers Squibb Co.	17,684	1,046,893
Eli Lilly & Co.	10,333	864,769
Endo International PLC (a)	2,204	152,693
Johnson & Johnson	29,308	2,735,902
Mallinckrodt PLC (a)	1,238	79,158
Merck & Co., Inc.	29,891	1,476,316
Mylan NV (a)	4,355	175,332
Perrigo Co. PLC	1,548	243,454
Pfizer, Inc.	65,269	2,050,099
Zoetis, Inc.	4,859	200,094

		11,114,467
Professional Services — 0.2%
Dun & Bradstreet Corp.	377	39,585
Equifax, Inc.	1,260	122,447
Nielsen Holdings NV	3,906	173,700
Robert Half International, Inc.	1,446	73,977

		409,709
Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	4,477	393,886
Apartment Investment & Management Co., Class A	1,662	61,527
AvalonBay Communities, Inc.	1,399	244,573
Boston Properties, Inc.	1,624	192,282
Crown Castle International Corp.	3,531	278,490
Equinix, Inc.	603	164,860
Equity Residential	3,851	289,287
Essex Property Trust, Inc.	690	154,160
General Growth Properties, Inc.	6,196	160,910
HCP, Inc.	4,885	181,966
Host Hotels & Resorts, Inc.	8,017	126,749
Iron Mountain, Inc.	2,001	62,071
Kimco Realty Corp.	4,367	106,686
Macerich Co.	1,427	109,622
Plum Creek Timber Co., Inc.	1,852	73,173
Prologis, Inc.	5,545	215,702
Public Storage	1,558	329,720
Realty Income Corp.	2,461	116,627
Simon Property Group, Inc.	3,279	602,416
SL Green Realty Corp.	1,054	114,001
Ventas, Inc. (b)	3,501	196,266
Vornado Realty Trust	1,878	169,806
Welltower, Inc.	3,714	251,512
Weyerhaeuser Co.	5,478	149,769

		4,746,061
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A (a)	3,071	98,272
Road & Rail — 0.8%
CSX Corp.	10,453	281,186
JB Hunt Transport Services, Inc.	972	69,401
Kansas City Southern	1,170	106,330
Norfolk Southern Corp.	3,196	244,174
Ryder System, Inc.	568	42,055
Union Pacific Corp.	9,194	812,842

		1,555,988
Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	3,186	159,555
Analog Devices, Inc.	3,318	187,168
Applied Materials, Inc.	12,710	186,710

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies Ltd.	2,749	$343,652
Broadcom Corp., Class A	5,925	304,723
First Solar, Inc. (a)	809	34,585
Intel Corp.	50,277	1,515,349
KLA-Tencor Corp.	1,692	84,600
Lam Research Corp.	1,676	109,493
Linear Technology Corp.	2,534	102,247
Microchip Technology, Inc. (b)	2,239	96,479
Micron Technology, Inc. (a)	11,398	170,742
NVIDIA Corp.	5,408	133,307
Qorvo, Inc. (a)	1,566	70,548
Skyworks Solutions, Inc.	2,022	170,273
Texas Instruments, Inc.	10,880	538,778
Xilinx, Inc.	2,736	116,006

		4,324,215
Software — 3.8%
Activision Blizzard, Inc.	5,301	163,748
Adobe Systems, Inc. (a)	5,273	433,546
Autodesk, Inc. (a)	2,409	106,333
CA, Inc.	3,350	91,455
Citrix Systems, Inc. (a)	1,696	117,499
Electronic Arts, Inc. (a)	3,290	222,898
Intuit, Inc.	2,939	260,836
Microsoft Corp.	84,816	3,753,956
Oracle Corp.	34,462	1,244,767
Red Hat, Inc. (a)	1,940	139,447
Salesforce.com, Inc. (a)	6,561	455,530
Symantec Corp.	7,203	140,242

		7,130,257
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	775	146,886
AutoNation, Inc. (a)	830	48,289
AutoZone, Inc. (a)	328	237,416
Bed Bath & Beyond, Inc. (a)	1,813	103,377
Best Buy Co., Inc.	3,253	120,751
CarMax, Inc. (a)	2,214	131,334
GameStop Corp., Class A	1,115	45,949
Gap, Inc.	2,518	71,763
Home Depot, Inc.	13,584	1,568,816
L Brands, Inc.	2,722	245,334
Lowe’s Cos., Inc.	9,801	675,485
O’Reilly Automotive, Inc. (a)	1,054	263,500
Ross Stores, Inc.	4,378	212,202
Signet Jewelers Ltd.	848	115,438
Staples, Inc.	6,773	79,447
Tiffany & Co.	1,189	91,815
TJX Cos., Inc.	7,138	509,796
Tractor Supply Co.	1,444	121,758
Urban Outfitters, Inc. (a)	1,061	31,172

		4,820,528
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	60,437	6,666,201
EMC Corp.	20,368	492,091
Hewlett-Packard Co.	19,112	489,458
NetApp, Inc.	3,174	93,950
SanDisk Corp.	2,163	117,516
Seagate Technology PLC	3,201	143,405
Western Digital Corp.	2,443	194,072

		8,196,693
Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	2,924	84,591
Fossil Group, Inc. (a)	455	25,425

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	87

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc.	4,250	$122,995
Michael Kors Holdings Ltd. (a)	2,051	86,634
NIKE, Inc., Class B	7,185	883,539
PVH Corp.	870	88,688
Ralph Lauren Corp.	639	75,504
Under Armour, Inc., Class A (a)	1,907	184,559
VF Corp.	3,597	245,351

		1,797,286
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	5,099	51,857
Tobacco — 1.5%
Altria Group, Inc.	20,806	1,131,846
Philip Morris International, Inc.	16,390	1,300,219
Reynolds American, Inc.	8,796	389,399

		2,821,464
Trading Companies & Distributors — 0.2%
Fastenal Co. (b)	3,069	112,356
United Rentals, Inc. (a)	1,012	60,771
W.W. Grainger, Inc. (b)	642	138,036

		311,163
Total Long-Term Investments (Cost — $71,640,720) — 96.3%		179,206,617

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	7,088,398	$ 7,088,398

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$ 1,146	1,146,359
Total Short-Term Securities (Cost — $8,234,757) — 4.4%		8,234,757
Total Investments (Cost — $79,875,477*) — 100.7%		187,441,374
Liabilities in Excess of Other Assets — (0.7)%		(1,217,279)

Net Assets — 100.0%		$186,224,095

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$85,664,142

Gross unrealized appreciation	$104,440,034
Gross unrealized depreciation	(2,662,802)

Net unrealized appreciation	$101,777,232

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at September 30, 2015	Value at September 30, 2015	Income	Realized Gain
BlackRock, Inc.	1,430	—		(86)	1,344	$ 399,800	$9,006	$ 8,781
BlackRock Liquidity Funds, TempFund, Institutional Class	1,091,358	5,997,040[1]		—	7,088,398	$7,088,398	$2,528	—
BlackRock Liquidity Series, LLC, Money Market Series	$ 304,913	$841,446	[2]	—	$1,146,359	$1,146,359	$8,827[3]	—
PNC Financial Services Group, Inc.	5,904	—		(458)	5,446	$ 485,783	$8,654	$23,406

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

88	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value		Unrealized Depreciation
73	E-Mini S&P 500 Futures	December 2015	USD	6,966,755	$(90,132)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$179,206,617	—	—	$179,206,617
Short-Term Securities	7,088,398	$1,146,359	—	8,234,757

Total	$186,295,015	$1,146,359	—	$187,441,374

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(90,132)	—	—	$(90,132)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(307,295)	—	$(307,295)
Collateral on securities loaned at value	—	(1,146,359)	—	(1,146,359)

Total	—	$(1,453,654)	—	$(1,453,654)

During the period ended September 30, 2015, there were no transfers between levels.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	89

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Total Return V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.60%, 9/20/23 (a)(b)	USD	250	$249,553
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class A2, 0.91%, 12/25/33 (b)		122	110,562
ALM XIV Ltd., Series 2014-14A, Class A1, 1.72%, 7/28/26 (a)(b)		1,000	992,129
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class B, 2.33%, 4/15/27 (a)(b)		250	243,325
AUTO ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	7	7,477
AVANT Loans Funding Trust, Series 2015-A, Class A, 4.00%, 8/16/21 (a)	USD	236	235,574
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		99	98,657
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.70%, 10/22/25 (a)(b)		250	247,424
Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, 1.19%, 5/28/39 (a)(b)		177	139,518
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		70	70,082
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		40	21,379
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		37	20,502
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		64	37,234
Bear Stearns Asset Backed Securities I Trust, Series 2007-FS1, Class 1A3, 0.36%, 5/25/35 (b)		88	71,568
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.34%, 12/25/36 (b)		90	69,876
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.68%, 1/20/25 (a)(b)		300	298,680
Carrington Mortgage Loan Trust Series, Series 2006-NC2, Class A3, 0.34%, 6/25/36-6/25/37 (b)		1,288	1,131,360
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		108	107,600
Chrysler Capital Auto Receivables Trust:
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		60	60,128
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		75	75,461
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		128	128,161
Series 2014-2A, Class A1L, 1.81%, 5/24/26 (a)(b)		250	247,794
Colony American Homes, Series 2015-1A, Class A, 1.41%, 7/17/32 (a)(b)		100	98,715

Asset-Backed Securities		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 0.81%, 9/25/33 (b)	USD	127	$117,214
Series 2004-5, Class A, 1.09%, 10/25/34 (b)		143	140,272
Series 2006-S10, Class A3, 0.51%, 10/25/36 (b)		85	68,976
Series 2006-SPS1, Class A, 0.41%, 12/25/25 (b)		5	14,130
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.53%, 10/20/43 (a)(b)		70	70,297
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		21	20,560
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,017
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.51%, 12/15/33 (a)(b)		44	35,939
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		225	229,034
Flatiron CLO Ltd., Series 2011-1A, Class A, 1.84%, 1/15/23 (a)(b)		330	330,313
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 9/25/18 (a)(c)		250	250,000
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.56%, 10/28/24 (a)(b)		250	247,570
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.53%, 9/20/22 (a)(b)		250	249,986
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.57%, 4/15/36 (b)		44	39,033
ING Investment Management CLO Ltd., Series 2013-2A, Class A1, 1.45%, 4/25/25 (a)(b)		250	246,125
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.21%, 6/17/31 (a)(b)		100	98,197
Series 2015-SFR3, Class A, 1.51%, 8/17/32 (a)(b)		99	97,964
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 3.50%, 10/01/27 (a)		138	137,655
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, 0.36%, 11/25/36 (b)		109	52,190
Series 2006-10, Class 2A4, 0.42%, 11/25/36 (b)		23	11,292
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 0.79%, 12/25/34 (b)		155	147,876

Portfolio Abbreviations
AGM	Assurance Guaranty Municipal Corp.	EUR	Euro	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
AMBAC	AMBAC Assurance Corp.	GO	General Obligation	OTC	Over-the-counter
BRL	Brazilian Real	IDR	Indonesian Rupiah	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP Interbank Rate	JIBAR	Johannesburg Interbank Agreed Rate	RUB	Russian Ruble
CDO	Collateralized Debt Obligation	KRW	South Korean Won	TBA	To-be-announced
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	USD	U.S. Dollar
CNY	Chinese Yuan	MXN	Mexican Peso	ZAR	South African Rand

90	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Asset-Backed Securities		Par (000)	Value
Navient Private Education Loan Trust:
Series 2014-AA, Class A2A, 2.74%, 2/15/29 (a)	USD	100	$100,903
Series 2014-CTA, Class B, 1.96%, 10/17/44 (a)(b)		200	191,155
Series 2015-AA, Class A2B, 1.41%, 12/15/28 (a)(b)		100	100,601
Series 2015-AA, Class A3, 1.91%, 11/15/30 (a)(b)		103	102,127
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 1.95%, 7/15/19 (a)(b)		100	100,040
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 1.71%, 1/18/24 (a)(b)		260	257,375
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.41%, 7/17/25 (a)(b)		260	256,022
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.60%, 8/23/24 (a)(b)		225	223,653
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		300	299,999
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		180	179,986
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		550	551,958
Series 2014-2A, Class C, 4.33%, 9/18/24 (a)		100	98,820
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		160	159,637
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		200	199,666
Option One Mortgage Acceptance Corp. Asset Back Certificates, Series 2003-4, Class A2, 0.83%, 7/25/33 (b)		233	217,319
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.45%, 7/22/25 (a)(b)		390	384,189
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.78%, 10/30/23 (a)(b)		360	359,144
PFS Financing Corp., Series 2014-BA, Class A, 0.81%, 10/15/19 (a)(b)		295	293,666
RASC Trust, Series 2003-KS5, Class AIIB, 0.77%, 7/25/33 (b)		94	83,095
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		97	97,134
Santander Drive Auto Receivables Trust:
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		10	9,577
Series 2014-S2, Class R, 1.43%, 11/16/18-12/17/19 (a)		90	90,081
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		23	22,614
SASCO Mortgage Loan Trust, Series 2005-GEL2, Class A, 0.47%, 4/25/35 (b)		19	18,863
Scholar Funding Trust, Series 2011-A, Class A, 1.19%, 10/28/43 (a)(b)		144	142,792
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.46%, 7/15/36 (b)		245	243,144
Series 2010-B, Class A2, 3.71%, 7/15/42 (a)(b)		84	87,010
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.89%, 12/16/30 (b)		141	136,847
Series 2004-B, Class A2, 0.54%, 6/15/21 (b)		143	141,760
Series 2004-B, Class A3, 0.67%, 3/15/24 (b)		50	45,989

Asset-Backed Securities		Par (000)	Value
Series 2005-B, Class A2, 0.52%, 3/15/23 (b)	USD	43	$42,874
Series 2006-A, Class A4, 0.53%, 12/15/23 (b)		344	339,757
Series 2006-C, Class A4, 0.51%, 3/15/23 (b)		63	62,730
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.71%, 1/15/43 (a)(b)		200	211,418
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		100	104,974
Series 2011-B, Class A3, 2.46%, 6/16/42 (a)(b)		100	105,291
Series 2011-C, Class A2A, 3.46%, 10/17/44 (a)(b)		120	127,304
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		260	278,625
Series 2012-A, Class A1, 1.61%, 8/15/25 (a)(b)		334	335,393
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		385	406,012
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		500	513,847
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		538	536,922
SMB Private Education Loan Trust:
Series 2014-A, Class A1, 0.71%, 9/15/21 (a)(b)		140	139,233
Series 2015-B, Class A3, 1.96%, 5/17/32 (a)(b)		560	557,850
Series 2015-B, Class B, 3.50%, 12/17/40 (a)		100	94,002
SoFi Professional Loan Program LLC:
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)		84	83,828
Series 2015-B, Class A1, 1.24%, 4/25/35 (a)(b)		95	93,272
Series 2015-B, Class A2, 2.51%, 9/27/32 (a)		95	94,735
SpringCastle America Funding LLC:
Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		311	311,503
Series 2014-AA, Class B, 4.61%, 10/25/27 (a)		255	260,182
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.49%, 1/25/35 (b)		234	215,924
Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, 3.72%, 11/16/44 (a)(c)		63	63,082
SWAY Residential Trust, Series 2014-1, Class A, 1.51%, 1/17/20 (a)(b)		193	191,068
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.59%, 10/15/25 (a)(b)		255	252,753
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.49%, 10/17/26 (a)(b)		250	249,995
Synchrony Credit Card Master Note Trust, Series 2015-4, Class A, 2.38%, 9/15/23		380	382,075
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		100	98,540
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		182	182,107
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.89%, 1/15/26 (a)(b)		250	249,081
Total Asset-Backed Securities — 10.0%			19,162,942

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	91

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.1%
Lockheed Martin Corp.:
3.60%, 3/01/35	USD	43	$39,460
4.07%, 12/15/42		44	41,640
Northrop Grumman Corp., 3.85%, 4/15/45		103	92,697
Raytheon Co., 3.15%, 12/15/24		21	21,226
United Technologies Corp., 4.15%, 5/15/45		58	56,277

			251,300
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		123	128,100
3.90%, 2/01/35		7	6,435
4.10%, 2/01/45		58	52,537

			187,072
Airlines — 0.2%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		69	67,275
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		203	199,041
Southwest Airlines Co., 2.75%, 11/06/19		33	33,627
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		42	40,968
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		19	19,000

			359,911
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		67	65,604
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		37	37,115
4.88%, 3/15/19		50	50,075
6.00%, 8/01/20		60	61,650

			214,444
Automobiles — 0.2%
Daimler Finance North America LLC:
2.25%, 3/02/20 (a)		266	258,112
2.45%, 5/18/20 (a)		150	146,632

			404,744
Banks — 4.6%
Abbey National Treasury Services PLC, 2.38%, 3/16/20		262	263,154
Bank of America Corp.:
2.25%, 4/21/20		521	513,305
3.30%, 1/11/23		202	200,456
4.00%, 1/22/25		175	171,511
3.95%, 4/21/25		252	245,154
3.88%, 8/01/25		379	384,265
4.88%, 4/01/44		22	22,837
Bank of Nova Scotia:
1.30%, 7/21/17		507	507,561
2.80%, 7/21/21		489	493,873
Barclays PLC:
2.75%, 11/08/19		200	201,299
2.88%, 6/08/20		200	199,979
BB&T Corp., 2.45%, 1/15/20		96	96,910
Citigroup, Inc.:
1.80%, 2/05/18		142	141,862
2.50%, 9/26/18		191	193,536
2.50%, 7/29/19		273	274,726
2.40%, 2/18/20		377	375,172
3.50%, 5/15/23		114	110,978
3.88%, 3/26/25		135	131,194
Danske Bank A/S, 2.75%, 9/17/20 (a)		200	201,562

Corporate Bonds		Par (000)	Value
Banks (continued)
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)	USD	700	$689,500
HSBC USA, Inc.:
2.35%, 3/05/20		447	440,858
2.75%, 8/07/20		150	150,544
JPMorgan Chase & Co.:
1.35%, 2/15/17		225	225,293
2.20%, 10/22/19		71	70,648
2.75%, 6/23/20		352	355,012
3.88%, 9/10/24		261	258,506
3.90%, 7/15/25		546	556,113
4.25%, 10/01/27		95	94,611
KeyCorp., 2.90%, 9/15/20		75	75,561
Nordea Bank AB, 2.50%, 9/17/20 (a)		200	201,427
Royal Bank of Canada, 2.15%, 3/06/20		252	252,617
Swedbank AB, 2.20%, 3/04/20 (a)		240	239,421
U.S. Bancorp, 2.95%, 7/15/22		190	189,023
Wells Fargo & Co.:
2.60%, 7/22/20		152	153,533
3.55%, 9/29/25		105	105,039
3.90%, 5/01/45		105	96,493

			8,883,533
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		35	30,048
Molson Coors Brewing Co., 5.00%, 5/01/42		25	22,044

			52,092
Biotechnology — 0.5%
Amgen, Inc.:
2.13%, 5/01/20		107	105,604
3.13%, 5/01/25		110	105,325
5.65%, 6/15/42		101	113,069
4.40%, 5/01/45		58	53,253
Baxalta, Inc., 4.00%, 6/23/25 (a)		47	47,073
Biogen, Inc.:
2.90%, 9/15/20		44	44,445
3.63%, 9/15/22		76	76,599
4.05%, 9/15/25		63	63,642
5.20%, 9/15/45		50	50,452
Celgene Corp.:
2.25%, 5/15/19		81	81,871
3.25%, 8/15/22		82	82,129
Gilead Sciences, Inc.:
2.35%, 2/01/20		20	20,144
3.65%, 3/01/26		24	24,112
4.60%, 9/01/35		27	27,023
4.50%, 2/01/45		55	52,857
4.75%, 3/01/46		21	21,097

			968,695
Building Products — 0.1%
Building Materials Corp. of America, 6.00%, 10/15/25 (a)		224	226,240
Capital Markets — 1.3%
Bank of New York Mellon Corp.:
2.10%, 1/15/19		176	177,574
3.00%, 2/24/25		162	159,243
Deutsche Bank AG, 1.88%, 2/13/18		126	125,652
Goldman Sachs Group, Inc.:
3.63%, 2/07/16		98	98,938
2.63%, 1/31/19		263	266,256
2.60%, 4/23/20		138	138,376
2.75%, 9/15/20		65	65,331
3.50%, 1/23/25		73	71,844

92	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.75%, 5/22/25	USD	508	$509,054
4.80%, 7/08/44		45	45,617
Jefferies Group LLC, 6.50%, 1/20/43		30	28,481
Morgan Stanley:
2.80%, 6/16/20		239	240,353
3.75%, 2/25/23		105	107,545
3.70%, 10/23/24		126	126,601
4.00%, 7/23/25		238	243,234
4.30%, 1/27/45		112	106,442

			2,510,541
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		46	40,618
Dow Chemical Co.:
4.38%, 11/15/42		23	20,069
4.63%, 10/01/44		39	35,278
Eastman Chemical Co., 4.80%, 9/01/42		59	56,990
Ecolab, Inc., 2.25%, 1/12/20		64	64,103
Huntsman International LLC, 5.13%, 11/15/22 (a)		70	60,025
Monsanto Co., 3.60%, 7/15/42		56	44,894
Sherwin-Williams Co., 4.00%, 12/15/42		20	19,067

			341,044
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		160	159,854
Republic Services, Inc., 3.20%, 3/15/25		121	117,699
Waste Management, Inc.:
3.13%, 3/01/25		47	46,011
3.90%, 3/01/35		56	52,764

			376,328
Communications Equipment — 0.1%
Cisco Systems, Inc., 2.13%, 3/01/19		35	35,439
Harris Corp., 2.70%, 4/27/20		28	27,705
Juniper Networks, Inc., 3.30%, 6/15/20		63	63,951

			127,095
Consumer Finance — 2.0%
Ally Financial, Inc.:
4.13%, 2/13/22		130	125,288
5.13%, 9/30/24		135	133,313
American Express Credit Corp.:
1.13%, 6/05/17		334	332,307
2.25%, 8/15/19		177	177,619
2.38%, 5/26/20		275	274,859
Capital One N.A., 2.95%, 7/23/21		263	260,322
Discover Bank, 3.10%, 6/04/20		250	252,420
Discover Financial Services, 3.75%, 3/04/25		64	61,981
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		690	685,379
2.15%, 1/09/18		200	199,319
General Motors Financial Co., Inc.:
2.75%, 5/15/16		139	139,852
2.63%, 7/10/17		400	400,927
4.75%, 8/15/17		230	238,739
3.45%, 4/10/22		88	84,646
4.00%, 1/15/25		151	142,997
Synchrony Financial:
2.70%, 2/03/20		48	47,457
4.50%, 7/23/25		105	105,822
Toyota Motor Credit Corp., 2.75%, 5/17/21		159	161,902

			3,825,149
Containers & Packaging — 0.1%
Reynolds Group Issuer, Inc., 6.88%, 2/15/21		260	269,126

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.6%
BP Capital Markets PLC, 2.24%, 5/10/19	USD	184	$185,360
General Electric Capital Corp.:
3.15%, 9/07/22		153	157,640
3.10%, 1/09/23		201	205,516
Moody’s Corp., 4.50%, 9/01/22		54	56,905
Shell International Finance BV:
2.13%, 5/11/20		225	225,233
4.13%, 5/11/35		200	194,559
3.63%, 8/21/42		44	38,831
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		31	28,041

			1,092,085
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
2.38%, 11/27/18		69	69,733
2.30%, 3/11/19		91	91,323
2.45%, 6/30/20		184	181,164
3.88%, 8/15/21		123	127,745
3.00%, 6/30/22		343	334,632
3.40%, 5/15/25		217	207,126
4.30%, 12/15/42		104	89,373
4.75%, 5/15/46		45	41,233
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		70	57,750
Level 3 Financing, Inc., 5.38%, 8/15/22		210	204,225
Orange SA, 5.50%, 2/06/44		55	59,912
Verizon Communications, Inc.:
2.63%, 2/21/20		231	231,685
3.45%, 3/15/21		212	217,084
5.05%, 3/15/34		55	54,873
4.40%, 11/01/34		224	208,423
3.85%, 11/01/42		200	165,833
4.86%, 8/21/46		128	120,027

			2,462,141
Electric Utilities — 0.9%
Alabama Power Co., 2.80%, 4/01/25		21	20,212
Commonwealth Edison Co., 4.70%, 1/15/44		61	64,597
Duke Energy Carolinas LLC:
4.25%, 12/15/41		140	142,642
3.75%, 6/01/45		53	50,159
Duke Energy Corp.:
3.05%, 8/15/22		6	5,968
3.75%, 4/15/24		25	25,738
Duke Energy Florida LLC, 3.85%, 11/15/42		53	50,573
Entergy Arkansas, Inc., 3.70%, 6/01/24		172	176,780
Exelon Corp., 2.85%, 6/15/20		76	76,666
Florida Power & Light Co., 3.80%, 12/15/42		44	41,976
Georgia Power Co., 3.00%, 4/15/16		153	154,808
PacifiCorp.:
3.60%, 4/01/24		244	252,118
3.35%, 7/01/25		211	214,273
Progress Energy, Inc., 4.88%, 12/01/19		16	17,533
Public Service Co. of Colorado, 2.50%, 3/15/23		103	100,215
Puget Sound Energy, Inc., 4.30%, 5/20/45		79	80,784
Southern California Edison Co., 1.25%, 11/01/17		47	46,762
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		161	161,730

			1,683,534
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		78	77,465
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23		70	70,510

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	93

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.0%
Ensco PLC, 5.75%, 10/01/44	USD	17	$11,760
Transocean, Inc., 6.80%, 3/15/38		16	9,920

			21,680
Food & Staples Retailing — 0.2%
CVS Health Corp.:
4.00%, 12/05/23		76	80,519
4.88%, 7/20/35		180	188,869
5.30%, 12/05/43		27	29,790
Sysco Corp., 2.60%, 10/01/20		56	56,048
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		58	57,298
4.00%, 4/11/43		35	34,017

			446,541
Food Products — 0.0%
Kraft Foods Group, Inc., 6.88%, 1/26/39		28	34,807
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 2.55%, 3/15/22		130	128,422
Becton Dickinson and Co.:
1.45%, 5/15/17		96	95,824
1.80%, 12/15/17		34	34,149
2.68%, 12/15/19		130	131,454
3.13%, 11/08/21		59	59,405
Boston Scientific Corp.:
2.65%, 10/01/18		82	83,001
2.85%, 5/15/20		100	99,978
3.85%, 5/15/25		109	107,212
Medtronic, Inc.:
2.50%, 3/15/20		67	67,902
3.13%, 3/15/22		63	64,127
3.63%, 3/15/24		345	354,226
4.63%, 3/15/44		120	123,881
4.63%, 3/15/45		63	64,959
St. Jude Medical, Inc.:
2.80%, 9/15/20		75	75,435
3.88%, 9/15/25		25	25,357
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		41	40,148
4.25%, 8/15/35		89	83,308

			1,638,788
Health Care Providers & Services — 1.2%
Aetna, Inc.:
4.50%, 5/15/42		63	61,597
4.13%, 11/07/42		32	29,508
AmerisourceBergen Corp.:
1.15%, 5/15/17		109	108,573
3.25%, 3/01/25		21	20,425
4.25%, 3/01/45		21	19,616
Anthem, Inc.:
1.88%, 1/15/18		276	276,107
2.30%, 7/15/18		367	368,555
Series A, 3.70%, 8/15/21		161	165,960
3.30%, 1/15/23		172	170,209
4.65%, 8/15/44		50	48,329
Cigna Corp., 3.25%, 4/15/25		181	175,250
Express Scripts Holding Co.:
1.25%, 6/02/17		79	78,756
3.90%, 2/15/22		63	64,929
HCA, Inc.:
5.38%, 2/01/25		130	128,700
5.25%, 4/15/25		135	137,869
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		63	63,194

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	46	$47,069
2.88%, 12/15/21		85	86,285
3.35%, 7/15/22		45	46,444
4.63%, 7/15/35		16	16,882
3.95%, 10/15/42		108	101,754

			2,216,011
Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc., 2.88%, 3/01/21		123	123,526
McDonald’s Corp., 4.60%, 5/26/45		25	24,914

			148,440
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		164	165,444
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		185	185,868
2.65%, 3/01/25		35	34,074

			219,942
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		137	133,332
General Electric Co., 4.50%, 3/11/44		180	186,533

			319,865
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23		53	54,385
Allstate Corp., 3.15%, 6/15/23		43	43,445
American International Group, Inc.:
3.38%, 8/15/20		87	90,791
3.75%, 7/10/25		72	73,118
3.88%, 1/15/35		59	54,273
4.50%, 7/16/44		62	60,878
4.38%, 1/15/55		47	42,779
Aon PLC, 4.75%, 5/15/45		20	19,586
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		45	43,349
Lincoln National Corp., 3.35%, 3/09/25		31	30,468
Loews Corp., 2.63%, 5/15/23		53	50,943
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		18	18,099
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		200	203,709
MetLife, Inc., 4.05%, 3/01/45		143	133,666
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		920	922,149
2.30%, 4/10/19 (a)		210	212,341
Prudential Financial, Inc.:
4.50%, 11/15/20		392	429,770
4.60%, 5/15/44		153	154,303
Travelers Cos., Inc., 4.60%, 8/01/43		95	99,124
XLIT Ltd., 2.30%, 12/15/18		85	85,786

			2,822,962
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		129	132,191
IT Services — 0.2%
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		190	189,757
3.60%, 10/15/20		168	167,953
MasterCard, Inc., 3.38%, 4/01/24		120	122,670

			480,380
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		76	76,213

94	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Machinery — 0.2%
Caterpillar, Inc., 4.75%, 5/15/64	USD	119	$119,624
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		52	51,996
John Deere Capital Corp., 3.35%, 6/12/24		142	143,488

			315,108
Media — 1.4%
21st Century Fox America, Inc.:
3.70%, 9/15/24		48	48,027
4.75%, 9/15/44		37	36,422
CBS Corp., 2.30%, 8/15/19		96	95,222
CCO Safari II LLC:
3.58%, 7/23/20 (a)		48	47,646
4.46%, 7/23/22 (a)		236	236,125
6.38%, 10/23/35 (a)		99	100,163
Comcast Corp.:
3.38%, 8/15/25		249	250,915
4.40%, 8/15/35		139	139,887
4.60%, 8/15/45		45	45,999
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		371	396,770
6.38%, 3/01/41		43	46,071
Discovery Communications LLC, 3.45%, 3/15/25		59	54,661
DISH DBS Corp., 5.00%, 3/15/23		70	58,625
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		62	62,522
3.75%, 2/15/23		55	53,937
NBCUniversal Media LLC:
4.38%, 4/01/21		67	73,403
4.45%, 1/15/43		76	75,685
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		65	65,059
Time Warner Cable, Inc.:
5.00%, 2/01/20		58	62,231
4.13%, 2/15/21		160	164,451
4.00%, 9/01/21		22	22,440
5.50%, 9/01/41		63	56,424
Time Warner, Inc.:
2.10%, 6/01/19		185	185,156
3.60%, 7/15/25		105	102,816
4.65%, 6/01/44		121	115,450
Viacom, Inc.:
2.75%, 12/15/19		19	19,072
4.50%, 3/01/21		69	71,593

			2,686,772
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		128	99,840
5.40%, 11/14/34		62	43,381
Newmont Mining Corp., 3.50%, 3/15/22		84	75,394
Novelis, Inc., 8.75%, 12/15/20		310	298,437
Nucor Corp., 5.20%, 8/01/43		40	40,988

			558,040
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		59	54,040
Target Corp.:
3.50%, 7/01/24		28	29,231
4.00%, 7/01/42		46	45,247

			128,518
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		50	50,179

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
3.50%, 2/01/25	USD	50	$50,280
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		44	46,617
CMS Energy Corp., 3.88%, 3/01/24		158	161,821
Consumers Energy Co., 3.95%, 5/15/43		44	43,215
Dominion Resources, Inc.:
1.95%, 8/15/16		161	162,091
2.50%, 12/01/19		131	131,808
DTE Electric Co., 3.95%, 6/15/42		53	51,725
DTE Energy Co.:
2.40%, 12/01/19		40	40,248
3.50%, 6/01/24		104	105,574
NiSource Finance Corp., 3.85%, 2/15/23		86	89,220
Pacific Gas & Electric Co.:
4.75%, 2/15/44		51	53,693
4.30%, 3/15/45		44	43,635
PG&E Corp., 2.40%, 3/01/19		71	71,483
Sempra Energy, 2.88%, 10/01/22		44	43,149
Virginia Electric & Power Co.:
3.45%, 2/15/24		50	51,060
4.45%, 2/15/44		44	46,078
4.20%, 5/15/45		88	88,348

			1,330,224
Oil, Gas & Consumable Fuels — 2.0%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		40	50,993
4.50%, 7/15/44		55	48,922
California Resources Corp., 6.00%, 11/15/24		70	41,694
Chevron Corp.:
2.19%, 11/15/19		35	35,378
1.96%, 3/03/20		213	212,110
CONSOL Energy, Inc., 5.88%, 4/15/22		70	47,075
Continental Resources, Inc.:
3.80%, 6/01/24		55	44,610
4.90%, 6/01/44		63	45,040
Devon Energy Corp., 5.60%, 7/15/41		57	55,071
Energy Transfer Partners LP:
4.15%, 10/01/20		75	75,864
4.65%, 6/01/21		93	92,866
4.90%, 3/15/35		60	48,466
6.63%, 10/15/36		31	29,494
5.15%, 2/01/43		54	42,523
Enterprise Products Operating LLC:
3.90%, 2/15/24		57	55,963
3.70%, 2/15/26		150	141,742
4.45%, 2/15/43		150	127,804
EOG Resources, Inc., 2.45%, 4/01/20		343	346,230
Exxon Mobil Corp., 1.82%, 3/15/19		224	225,868
Halcon Resources Corp., 8.63%, 2/01/20 (a)		70	58,188
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		554	529,763
5.63%, 9/01/41		15	12,339
4.70%, 11/01/42		89	67,047
Kinder Morgan, Inc., 3.05%, 12/01/19		33	32,400
Laredo Petroleum, Inc., 7.38%, 5/01/22		15	14,513
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		183	46,665
Marathon Petroleum Corp., 4.75%, 9/15/44		40	35,553
MEG Energy Corp.:
6.50%, 3/15/21 (a)		16	13,120
7.00%, 3/31/24 (a)		140	111,300
Peabody Energy Corp., 6.00%, 11/15/18		25	6,500
Phillips 66, 4.88%, 11/15/44		43	41,148

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	95

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/23	USD	147	$134,855
5.15%, 6/01/42		41	37,974
4.90%, 2/15/45		48	42,868
Spectra Energy Partners LP, 3.50%, 3/15/25		83	77,493
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		103	89,542
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		48	48,217
2.50%, 8/01/22		44	41,351
4.63%, 3/01/34		119	113,913
Valero Energy Corp., 3.65%, 3/15/25		181	173,836
Western Gas Partners LP, 4.00%, 7/01/22		59	57,100
Williams Partners LP:
4.00%, 11/15/21		138	132,561
4.50%, 11/15/23		19	17,808
4.90%, 1/15/45		122	90,845

			3,794,612
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		59	58,309
4.80%, 6/15/44		66	61,119

			119,428
Pharmaceuticals — 1.4%
AbbVie, Inc.:
2.50%, 5/14/20		359	357,017
2.90%, 11/06/22		106	103,277
4.50%, 5/14/35		71	68,537
4.40%, 11/06/42		102	93,204
Actavis Funding SCS:
2.35%, 3/12/18		354	355,409
3.00%, 3/12/20		988	988,865
Bristol-Myers Squibb Co., 4.50%, 3/01/44		62	65,619
Eli Lilly & Co.:
2.75%, 6/01/25		18	17,723
3.70%, 3/01/45		42	39,545
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		70	67,288
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		69	68,881
Mylan, Inc., 3.13%, 1/15/23 (a)		60	57,659
Novartis Capital Corp., 4.40%, 4/24/20		125	138,386
Pfizer, Inc.:
4.30%, 6/15/43		58	57,443
4.40%, 5/15/44		43	43,199
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		47	47,571
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (a)		112	106,680
Zoetis, Inc., 3.25%, 2/01/23		42	40,337

			2,716,640
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 3.45%, 9/15/21		77	77,348
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		70	59,850
ERP Operating LP, 3.38%, 6/01/25		53	52,270
HCP, Inc., 4.00%, 6/01/25		116	113,650
Omega Healthcare Investors, Inc., 4.50%, 4/01/27 (a)		38	36,165
Simon Property Group LP:
3.38%, 10/01/24		87	87,540
4.25%, 10/01/44		53	51,468
Ventas Realty LP:
3.75%, 5/01/24		111	110,374

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
4.13%, 1/15/26	USD	72	$72,576

			661,241
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		61	60,072
4.15%, 4/01/45		28	26,087
Canadian Pacific Railway Co.:
4.80%, 9/15/35		13	13,242
6.13%, 9/15/15		30	31,510
CSX Corp., 4.10%, 3/15/44		42	38,456
Norfolk Southern Corp., 4.45%, 6/15/45		55	53,144
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		69	67,437
Ryder System, Inc., 2.45%, 9/03/19		75	75,229
Union Pacific Corp.:
3.38%, 2/01/35		27	24,568
3.88%, 2/01/55		144	129,419
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		110	109,406

			628,570
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.:
2.63%, 10/01/20		62	62,188
3.90%, 10/01/25		51	50,828

			113,016
Software — 0.6%
Adobe Systems, Inc., 3.25%, 2/01/25		48	47,091
Audatex North America, Inc., 6.13%, 11/01/23 (a)		70	70,350
First Data Corp., 8.75%, 1/15/22 (a)		120	125,400
Microsoft Corp., 3.50%, 2/12/35		142	132,038
Oracle Corp.:
2.80%, 7/08/21		494	500,874
3.25%, 5/15/30		151	141,999
4.38%, 5/15/55		60	55,864

			1,073,616
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		21	21,386
5.40%, 9/15/40		28	32,579
Lowe’s Cos., Inc.:
3.38%, 9/15/25		22	22,228
4.25%, 9/15/44		38	37,659
4.38%, 9/15/45		17	17,196
QVC, Inc.:
3.13%, 4/01/19		42	41,906
5.13%, 7/02/22		80	82,241

			255,195
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19		401	407,206
2.00%, 5/06/20		702	704,933
3.45%, 2/09/45		39	33,017
Hewlett-Packard Co., 3.75%, 12/01/20		94	97,187

			1,242,343
Tobacco — 0.3%
Altria Group, Inc.:
2.63%, 1/14/20		64	64,680
2.85%, 8/09/22		46	44,943
4.25%, 8/09/42		34	31,430

96	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc.:
1.13%, 8/21/17	USD	164	$163,948
4.13%, 3/04/43		48	45,425
4.88%, 11/15/43		65	68,837
Reynolds American, Inc.:
2.30%, 6/12/18		60	60,645
3.25%, 6/12/20		46	47,313
3.25%, 11/01/22		79	78,597
3.75%, 5/20/23 (a)		21	21,095
4.75%, 11/01/42		48	46,058

			672,971
Trading Companies & Distributors — 0.1%
GATX Corp., 2.60%, 3/30/20		59	58,198
HD Supply, Inc., 5.25%, 12/15/21 (a)		70	70,350
United Rentals North America, Inc.:
7.63%, 4/15/22		35	37,100
5.75%, 11/15/24		70	67,025

			232,673
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 2.38%, 9/08/16		385	388,819
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		460	482,678
Sprint Corp., 7.88%, 9/15/23		135	109,266
T-Mobile USA, Inc.:
6.63%, 4/28/21		55	55,138
6.73%, 4/28/22		50	49,875
6.84%, 4/28/23		15	14,850
Vodafone Group PLC, 2.50%, 9/26/22		61	56,567

			1,157,193
Total Corporate Bonds — 26.4%			50,792,473

Foreign Agency Obligations
Norway — 0.1%
Statoil ASA, 2.90%, 11/08/20		280	288,725
Total Foreign Agency Obligations — 0.1%			288,725

Foreign Government Obligations		Par (000)	Value
Brazil — 0.1%
Federative Republic of Brazil, 4.25%, 1/07/25		270	236,250
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		205	198,645
Germany — 0.4%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	674	793,120
Indonesia — 0.1%
Republic of Indonesia:
8.38%, 3/15/34	IDR	307,000	18,171
6.63%, 2/17/37 (a)	USD	100	105,161

			123,332
Mexico — 0.7%
United Mexican States:
4.75%, 6/14/18	MXN	5,040	299,239
5.00%, 12/11/19		1,500	88,164
4.00%, 10/02/23	USD	750	763,875
8.00%, 12/07/23	MXN	4,000	266,643
6.05%, 1/11/40	USD	26	28,470

			1,446,391

Foreign Government Obligations		Par (000)	Value
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25	USD	100	$124,750
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19 (a)		200	211,000
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24		530	549,345
Total Foreign Government Obligations — 1.9%			3,682,833

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.07%, 3/25/36 (b)	60	44,379
Bear Stearns Mortgage Funding Trust, Series 2007-AR3, Class 1A1, 0.34%, 3/25/37 (b)	27	21,363
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.50%, 1/25/36 (b)	33	27,288
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36	56	47,617
Series 2006-OA10, Class 4A1, 0.39%, 8/25/46 (b)	61	46,917
Series 2006-OA14, Class 1A1, 1.91%, 11/25/46 (b)	161	135,657
Series 2006-OA6, Class 1A2, 0.41%, 7/25/46 (b)	80	69,371
Series 2007-22, Class 2A16, 6.50%, 9/25/37	890	698,940
Series 2007-OA3, Class 1A1, 0.34%, 4/25/47 (b)	40	33,646
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.14%, 4/25/46 (b)	226	121,405
Series 2006-OA5, Class 2A1, 0.40%, 4/25/46 (b)	234	189,494
Credit Suisse Mortgage Capital Certificates:
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)	99	95,169
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)	40	38,729
Series 2015-6R, Class 5A1, 0.37%, 1/27/37 (a)(b)	39	35,398
Series 2015-6R, Class 5A2, 0.37%, 10/27/36 (a)(b)	58	30,143
Series 2015-8R, Class 5A1, 4.75%, 8/27/37 (a)(b)	40	39,270
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.35%, 12/25/36 (b)	194	162,075
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.00%, 11/25/34 (b)	124	123,005
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.30%, 9/01/21 (a)(b)	290	288,570
Series 2015-3, Class A, 2.20%, 3/01/20 (a)(b)	95	93,949
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.63%, 8/25/37 (a)(b)	62	44,363
Morgan Stanley Resecuritization Trust, Series 2014-R5, Class B1, 0.37%, 11/26/33 (a)(b)	199	178,358

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	97

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.41%, 2/25/46 (b)	USD	297	$134,350

			2,699,456
Commercial Mortgage-Backed Securities — 4.5%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		25	25,912
Series 2007-3, Class A1A, 5.73%, 6/10/49 (b)		258	271,883
Series 2007-3, Class A4, 5.73%, 6/10/49 (b)		588	614,481
Series 2007-3, Class AJ, 5.73%, 6/10/49 (b)		40	41,207
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		85	89,857
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		171	178,283
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		41	43,475
Series 2007-PW17, Class A3, 5.74%, 6/11/50		14	13,858
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		100	99,821
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL, 3.78%, 5/15/29 (a)(b)		100	93,785
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.61%, 12/15/27 (a)(b)		460	457,021
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.96%, 6/15/33 (a)(b)		184	182,643
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.33%, 11/15/44 (b)		25	26,909
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.96%, 5/15/46 (b)		158	167,831
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 0.89%, 12/10/49 (a)(b)		90	87,125
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		110	114,384
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		180	182,319
Series 2013-CR8, Class D, 4.10%, 10/10/23 (a)(b)		450	400,243
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		130	132,656
Series 2014-FL5, Class D, 4.21%, 10/15/31 (a)(b)		100	91,946
Series 2014-KYO, Class F, 3.70%, 6/11/27 (a)(b)		130	128,858
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		130	137,302
Core Industrial Trust, Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		100	101,529
Credit Suisse Mortgage Capital Certificates:
Series 2010-RR2, Class 2A, 6.15%, 9/15/39 (a)(b)		297	311,668
Series 2015-DEAL, Class D, 3.31%, 4/15/29 (a)(b)		100	98,689
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.20%, 3/15/18 (a)(b)		180	179,100
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		165	171,608

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)	USD	97	$97,195
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		100	102,730
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		180	181,270
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)		100	99,881
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.55%, 12/10/27 (a)(b)		360	347,530
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (a)(b)		290	292,810
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		10	10,212
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		225	231,280
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		80	83,000
Series 2014-FL6, Class A, 1.61%, 11/15/31 (a)(b)		105	104,546
Series 2015-CSMO, Class D, 3.51%, 1/15/32 (a)(b)		100	99,136
Series 2015-SGP, Class A, 1.90%, 7/15/19 (a)(b)		100	99,750
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.60%, 11/12/37 (b)		107	106,836
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		109	113,126
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.38%, 2/12/44 (b)		25	24,510
Series 2007-HQ12, Class AM, 5.90%, 4/12/49 (b)		95	99,563
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		120	124,593
Series 2007-IQ15, Class AM, 6.11%, 6/11/49 (b)		405	429,609
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(d)		58	56,265
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		47	46,788
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		101	100,444
RBSCF Trust, Series 2010-RR3, Class WBTA, 6.15%, 2/16/51 (a)(b)		716	733,266
SCG Trust, Series 2013-SRP1, Class AJ, 2.14%, 11/15/26 (a)(b)		120	119,021
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		111	109,588
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		100	90,082
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		12	12,177
Series 2006-C29, Class AM, 5.34%, 11/15/48		30	31,095
Series 2006-WL7A, Class H, 0.61%, 9/15/21 (a)(b)		61	59,563
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		43	44,252
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class C, 3.89%, 2/15/48		30	27,940

98	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	USD	48	$47,836

			8,570,287
Interest Only Commercial Mortgage-Backed Securities — 0.4%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		3,475	176,405
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.89%, 1/10/46 (b)		1,957	142,649
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		1,916	15,826
Series 2015-CR23, Class XA, 1.16%, 5/10/48 (b)		619	39,951
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.78%, 2/10/46 (b)		2,516	222,497
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.10%, 11/05/30 (a)(b)		2,340	372
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.35%, 10/15/48 (b)		998	72,446
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		405	27,724
WF-RBS Commercial Mortgage Trust:
Series 2014-C24, Class XA, 1.13%, 11/15/47 (b)		822	52,912
Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		983	74,233

			825,015
Total Non-Agency Mortgage-Backed Securities — 6.3%			12,094,758

Other Interests (e)	Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (f)(g)	185	—
Lehman Brothers Holdings, Inc. (f)(g)	1,025	—
Total Other Interests — 0.0%		—

Preferred Securities

Capital Trusts	Par (000)	Value
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (c)	209	208,597
Banks — 0.2%
Bank of America Corp., Series AA, 6.10% (b)(h)	60	58,500
Citigroup, Inc.:
5.90% (b)(h)	45	43,875
Series P, 5.95% (b)(h)	65	61,263
Series Q, 5.95% (b)(h)	155	152,869
JPMorgan Chase & Co., Series Z, 5.30% (b)(h)	105	103,163

		419,670
Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series M, 5.38% (b)(h)	117	114,294
State Street Capital Trust IV, 1.34%, 6/01/77 (b)	40	32,200

		146,494

Capital Trusts		Par (000)	Value
Consumer Finance — 0.1%
Capital One Financial Corp., Series E, 5.55% (b)(h)	USD	84	$82,950
Insurance — 0.0%
MetLife, Inc., Series C, 5.25% (b)(h)		43	42,570
Total Capital Trusts — 0.5%			900,281

Preferred Stocks	Shares	Value
Media — 0.1%
NBCUniversal Enterprise, Inc. 5.25% (a)	200,000	211,250
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series S, 8.25%	10,000	48,500
Freddie Mac, Series Z, 8.38%	10,000	49,000

		97,500
Total Preferred Stocks — 0.2%		308,750

Trust Preferreds
Banks — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)	13,971	358,915
Consumer Finance — 0.1%
GMAC Capital Trust I, 8.13%, 2/15/40 (b)	13,000	331,890
Total Trust Preferreds — 0.3%		690,805
Total Preferred Securities — 1.0%		1,899,836

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, Series A, 5.00%, 1/01/44	USD	20	21,998
Bay Area Toll Authority RB:
7.04%, 4/01/50		45	61,697
5.00%, 10/01/54		85	92,755
Central Texas Turnpike System RB, 5.00%, 8/15/37		15	16,499
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/43		15	16,975
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		30	34,501
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		30	31,229
City of Tulare, CA Sewer Revenue RB, AGM, 5.00%, 11/15/45		15	16,768
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		45	56,464
Colorado Health Facilities Authority RB, 5.25%, 1/01/45		15	16,327
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		60	65,579
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		25	26,973
Fremont Union High School District GO, 5.00%, 8/01/40		25	28,563
Hillsborough County Aviation Authority RB, 5.00%, 10/01/44		30	33,254
Los Angeles Community College District GO, 6.60%, 8/01/42		40	53,844
Los Angeles Unified School District GO, 6.76%, 7/01/34		60	78,894
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 7/01/39		25	27,234
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		95	101,811

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	99

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Taxable Municipal Bonds		Par (000)	Value
Metropolitan Transportation Authority RB, 6.67%, 11/15/39	USD	55	$71,033
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		40	46,882
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		60	82,967
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		25	28,666
New York City Water & Sewer System RB:
5.38%, 6/15/43		200	232,346
5.50%, 6/15/43		240	280,934
5.88%, 6/15/44		40	51,076
New York State Dormitory Authority RB, 5.39%, 3/15/40		30	36,031
New York State Thruway Authority RB, 5.00%, 1/01/31		25	28,816
North Dakota Public Finance Authority RB, 5.00%, 6/01/45		30	33,403
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		35	37,275
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		80	86,849
South Carolina State Public Service Authority RB, 5.00%, 12/01/46		30	32,680
State of California GO, 7.55%, 4/01/39		235	339,634
State of Illinois GO, 5.10%, 6/01/33		220	206,186
State of Minnesota GO:
5.00%, 8/01/32		30	35,896
5.00%, 8/01/35		15	17,721
University of California RB, 4.86%, 5/15/12		20	19,321
Total Taxable Municipal Bonds — 1.3%			2,449,081

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2013-C01, Class M2, 5.45%, 10/25/23 (b)	220	232,212
Series 2014-C01, Class M2, 4.60%, 1/25/24 (b)	90	90,849

		323,061
Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2014-M13, Class A2, 3.02%, 8/25/24 (b)	30	31,017
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.45%, 1/25/22 (b)	553	55,787
Series 2014-M13, Class X2, 0.24%, 2/25/24 (b)	3,758	44,126
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)	1,024	67,710

		167,623
Mortgage-Backed Securities — 56.4%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)	143	150,158
2.50%, 4/01/30-10/01/30 (i)	1,736	1,770,556
3.00%, 4/01/29-10/01/45 (b)(i)	12,063	12,335,805
3.14%, 3/01/41 (b)	82	87,258
3.16%, 12/01/40 (b)	120	126,699
3.35%, 6/01/41 (b)	91	96,155
3.50%, 7/01/26-10/01/45 (i)	33,064	34,594,467
3.52%, 9/01/41 (b)	106	112,330
4.00%, 2/01/25-10/01/45 (i)	8,049	8,600,651

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 2/01/25-10/01/45 (i)	USD	6,868	$7,435,787
5.00%, 7/01/33-10/01/45 (i)		2,268	2,505,319
5.50%, 2/01/35-10/01/45 (i)		1,375	1,543,164
6.00%, 2/01/17-10/01/45 (i)		887	1,005,543
6.50%, 5/01/40-10/01/45 (i)		455	520,285
Freddie Mac Mortgage-Backed Securities:
2.38%, 4/01/38 (b)		220	233,201
2.50%, 3/01/30-10/01/30 (i)		1,097	1,119,330
3.00%, 1/01/30-8/01/43		3,048	3,112,460
3.02%, 2/01/41 (b)		101	108,102
3.50%, 4/01/42-10/01/45 (i)		6,839	7,135,461
4.00%, 8/01/44-10/01/45 (i)		5,380	5,728,600
4.50%, 2/01/39-10/01/45 (i)		2,017	2,187,409
5.00%, 8/01/40-10/01/45 (i)		1,115	1,224,245
5.50%, 6/01/41-10/01/45 (i)		408	452,348
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-10/15/45 (i)		2,475	2,528,993
3.50%, 12/15/42-10/15/45 (i)		3,929	4,122,663
4.00%, 9/20/40-10/15/45 (i)		4,426	4,722,405
4.50%, 12/20/39-10/15/45 (i)		2,612	2,833,610
5.00%, 12/15/38-10/15/45 (i)		1,337	1,471,734
5.50%, 10/15/45 (i)		500	559,111

			108,423,849
Total U.S. Government Sponsored Agency Securities — 56.7%			108,945,550

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45 (j)		5,941	5,938,059
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		5,569	5,337,280
U.S. Treasury Notes:
0.63%, 9/30/17		1,630	1,629,236
1.00%, 9/15/18		6,085	6,098,947
1.50%, 10/31/19		710	717,831
1.38%, 8/31/20-9/30/20 (j)		4,393	4,394,959
1.88%, 8/31/22		4,225	4,260,760
2.13%, 5/15/25		6,622	6,661,838
Total U.S. Treasury Obligations — 18.2%			35,038,910
Total Long-Term Investments (Cost — $234,473,935) — 121.9%			234,355,108

100	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 4.9%
BNP Paribas Securities Corp., 0.10%, 10/1/15 (Purchased on 9/30/15 to be repurchased at $349,126, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 350,000 and $349,919, respectively)	USD	349	$349,125
BNP Paribas Securities Corp., 0.26%, Open (Purchased on 7/09/15 to be repurchased at $6,576,322, collateralized by U.S. Treasury Notes, 2.13% due at 5/15/25, par and fair value of USD 6,622,000 and $6,661,838, respectively)		6,572	6,572,335
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $2,572,824, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 2,589,000 and $2,575,315, respectively)		2,573	2,572,819
Total Short-Term Securities (Cost — $9,494,279) — 4.9%			9,494,279

Options Purchased			Value
(Cost — $20,426) — 0.0%			5,260
Total Investments Before Borrowed Bonds, Investments Sold Short, TBA Sale Commitments and Options Written (Cost — $243,988,640*) — 126.8%			243,854,647

Borrowed Bonds	Par (000)	Value
U.S. Treasury Obligations — (5.0)%
U.S. Treasury Notes,
1.38%, 9/30/20	349	(348,919)
2.13%, 5/15/25	6,622	(6,661,838)
2.00%, 8/15/25	2,589	(2,575,315)
Total Borrowed Bonds (Proceeds — $9,567,167) — (5.0)%		(9,586,072)

Investments Sold Short
U.S. Treasury Obligations — (0.0)%
U.S. Treasury Bonds, 3.00%, 5/15/45	50	(51,168)
Total Investments Sold Short (Proceeds — $51,063) — (0.0)%		(51,168)

TBA Sale Commitments (i)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30	200	$(203,894)
3.00%, 10/01/30-10/01/45	5,821	(5,945,462)
3.50%, 10/01/30-10/01/45	26,117	(27,257,139)
4.00%, 10/01/30-10/01/45	3,535	(3,758,644)
4.50%, 10/01/45	3,960	(4,292,327)
5.00%, 10/01/45	2,100	(2,313,189)
5.50%, 10/01/45	600	(669,954)
6.00%, 10/01/45	200	(225,606)
6.50%, 10/01/45	200	(228,864)
Freddie Mac Mortgage-Backed Securities:
3.00%, 10/01/30-10/01/45	515	(528,999)
3.50%, 10/01/45	3,910	(4,068,233)
4.00%, 10/01/45	2,305	(2,453,681)
4.50%, 10/01/45	645	(698,011)
5.50%, 10/01/45	100	(110,867)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 10/15/45	200	(209,284)
4.00%, 10/15/45	1,128	(1,201,846)
4.50%, 10/15/45	200	(215,781)
Total TBA Sale Commitments (Proceeds — $54,132,659) — (28.3)%		(54,381,781)

Options Written	Value
(Premiums Received — $113) — (0.0)%	(491)
Total Investments Net of Borrowed Bonds, Investments Sold Short, TBA Sale Commitments and Options Written — 93.5%	179,835,135
Other Assets Less Liabilities — 6.5%	12,450,264

Net Assets — 100.0%	$192,285,399

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$244,040,439

Gross unrealized appreciation	$2,125,633
Gross unrealized depreciation	(2,311,425)

Net unrealized depreciation	$(185,792)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	101

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Zero-coupon bond.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$2,129,569	$6,532
BNP Paribas Securities Corp.	$219,167	$3,113
Citigroup Global Markets, Inc.	$(2,607,336)	$(5,943)
Credit Suisse Securities (USA) LLC	$(3,550,977)	$(13,407)
Deutsche Bank Securities, Inc.	$(812,036)	$(5,841)
Goldman Sachs & Co.	$(4,617,076)	$(14,108)
J.P. Morgan Securities LLC	$793,011	$9,857
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$485,630	$(2,294)
Morgan Stanley & Co. LLC	$(1,846,135)	$(4,482)
Nomura Securities International, Inc.	$(2,412,747)	$(14,347)
RBC Capital Markets, LLC	$(10,705,929)	$(70,507)
SG Americas Securities LLC	$(146)	$4
Wells Fargo Securities, LLC	$889,540	$3,119

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•

During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amendedl, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,225,706	(1,225,706)	—	$6,257

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	0.15%	9/30/15	10/01/15	$1,700,000	$1,700,007	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	10/01/15	4,709,000	4,709,026	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	10/01/15	5,741,000	5,741,043	U.S. Treasury Obligations	Overnight
Total				$12,150,000	$12,150,076

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(76)	Euro Dollar Futures	December 2015	USD	18,921,150	$(25,727)
(6)	Euro-Bund	December 2015	USD	1,047,166	(19,047)
35	U.S. Treasury Bonds (30 Year)	December 2015	USD	5,507,031	(54,209)
53	U.S. Treasury Notes (10 Year)	December 2015	USD	6,822,922	72,160
77	U.S. Treasury Notes (2 Year)	December 2015	USD	16,865,406	8,142
95	U.S. Treasury Notes (5 Year)	December 2015	USD	11,448,984	47,881
17	U.S. Ultra Treasury Bonds	December 2015	USD	2,726,906	16,339

102	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
40	Euro Dollar Futures	September 2016	USD	9,921,000	$10,946
(27)	Euro Dollar Futures	December 2016	USD	6,686,213	(29,711)
Total					$26,774

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	90,838	MXN	1,528,610	Goldman Sachs International	10/13/15	$516
USD	782,509	EUR	709,000	UBS AG	10/20/15	(9,971)
USD	137,254	MXN	2,327,239	BNP Paribas S.A.	10/20/15	(172)
USD	180,882	MXN	2,882,000	BNP Paribas S.A.	10/20/15	10,697
USD	139,702	MXN	2,354,465	Goldman Sachs International	10/20/15	668
USD	32,740	MXN	526,959	Goldman Sachs International	10/20/15	1,622
USD	43,685	MXN	702,612	Goldman Sachs International	10/20/15	2,194
USD	53,171	MXN	855,430	Goldman Sachs International	10/20/15	2,657
USD	59,268	IDR	869,171,557	Standard Chartered Bank	11/13/15	1,107
RUB	942,000	USD	13,956	Citibank N.A.	12/09/15	131
RUB	2,362,306	USD	34,537	HSBC Bank PLC	12/09/15	789
RUB	2,333,000	USD	33,286	Morgan Stanley & Co. International PLC	12/09/15	1,601
USD	4,230	RUB	291,501	Deutsche Bank AG	12/09/15	(129)
USD	78,423	RUB	5,501,066	JPMorgan Chase Bank N.A.	12/09/15	(3,839)
Total						$7,871

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
					3-month KRW
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.92%	Receive	Certificate of Deposit	11/09/15	KRW	205,250	$1,431
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	1,420	3,829
Total									$5,260

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
					3-month KRW
2-Year Interest Rate Swap	Deutsche Bank AG	Call	1.63%	Pay	Certificate of Deposit	11/09/15	KRW	205,250	$(491)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	103

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	1,070	$(5,655)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	535	$(1,681)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	7,141	(44,058)
1.95%[3]	3-month LIBOR	9/05/17[2]	9/05/19	USD	9,755	60,456
1.89%[3]	3-month LIBOR	9/15/17[2]	9/15/19	USD	4,940	23,518
1.78%[1]	3-month LIBOR	N/A	7/14/20	USD	320	(7,393)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	60	818
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	91	(2,334)
2.71%[1]	3-month LIBOR	9/05/17[2]	9/05/27	USD	2,185	(51,618)
2.67%[1]	3-month LIBOR	9/15/17[2]	9/15/27	USD	1,110	(21,415)
Total						$(43,707)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/16	USD	90	$1,270	$924	$346
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	135	4,429	1,124	3,305
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	135	4,969	1,691	3,278
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	100	3,370	2,791	579
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	420	(570)	(1,622)	1,052
HSBC Holdings PLC	1.00%	Citibank N.A.	12/20/20	EUR	240	(326)	(790)	464
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	180	6,067	2,146	3,921
		Morgan Stanley Capital
Standard Chartered PLC	1.00%	Services LLC	12/20/20	EUR	50	1,686	1,423	263
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/20	USD	18	1,200	1,214	(14)
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	30	1,967	1,790	177
Federation of Malaysia	1.00%	BNP Paribas S.A.	12/20/20	USD	19	1,213	1,243	(30)
Australia and New Zealand		Goldman Sachs
Banking Group Ltd.	1.00%	International	12/20/20	USD	1,073	(280)	(6,299)	6,019
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	119	(31)	(457)	426
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	108	(28)	(319)	291
Total						$24,936	$4,859	$20,077

104	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps - Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	95	$ (24,197)	$ (2,217)	$(21,980)
Transocean, Inc.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	15	(3,820)	(349)	(3,471)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB-	USD	60	(3,432)	(1,993)	(1,439)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	30	(8,793)	(2,044)	(6,749)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(7,328)	(1,647)	(5,681)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	25	(7,328)	(1,608)	(5,720)
Apache Corp.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	60	(1,668)	(2,319)	651
Goldman Sachs Group, Inc.	1.00%	Bank of America N.A.	6/20/20	A-	USD	200	556	1,052	(496)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	135	(4,428)	(1,302)	(3,126)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	135	(4,969)	(1,473)	(3,496)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	57	(2,320)	(1,589)	(731)
United Mexican States	1.00%	Barclays Bank PLC	12/20/20	BBB+	USD	50	(2,036)	(1,394)	(642)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	158	(6,433)	(3,685)	(2,748)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	157	(6,392)	(2,634)	(3,758)
United Mexican States	1.00%	BNP Paribas S.A.	12/20/20	BBB+	USD	83	(3,366)	(1,582)	(1,784)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	79	(3,216)	(1,399)	(1,817)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	79	(3,216)	(1,399)	(1,817)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	12/20/20	BBB+	USD	79	(3,217)	(1,319)	(1,898)
Barrick Gold Corp.	1.00%	Goldman Sachs International	6/20/21	BBB-	USD	136	(16,704)	(9,186)	(7,518)
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	390	(5,042)	(36,239)	31,197
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	95	(1,773)	(13,333)	11,560
Total							$(119,122)	$(87,659)	$(31,463)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/16	BRL	898	$(2,478)	$102	$(2,580)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/04/16	BRL	216	(804)	53	(857)
12.14%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	1,860	(609)	498	(1,107)
11.59%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	965	174	120	54
12.13%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	840	(224)	225	(449)
11.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/16	BRL	553	(153)	(13)	(140)
14.71%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	7/01/16	BRL	1,013	(720)	—	(720)
15.00%[1]	1-day BZDIOVER	Goldman Sachs International	N/A	7/01/16	BRL	1,069	(287)	(13)	(274)
13.61%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	945	(5,231)	7	(5,238)
14.93%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	1,509	(1,895)	(17)	(1,878)
13.93%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/17	BRL	781	(3,297)	4	(3,301)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	105

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.57%[1]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	520	$(2,955)	$ 4	$ (2,959)
14.15%[1]	1-day BZDIOVER	Morgan Stanley Capital Services LLC	N/A	1/02/17	BRL	349	(1,203)	—	(1,203)
2.25%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/22/17	CNY	1,428	(353)	(6)	(347)
2.24%[1]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	5/27/17	CNY	1,415	(370)	(1)	(369)
2.25%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/07/17	CNY	730	(214)	1	(215)
2.29%[1]	7-day China Fixing Repo Rates	JPMorgan Chase Bank N.A.	N/A	7/07/17	CNY	725	(134)	1	(135)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/08/17	CNY	829	(213)	1	(214)
2.18%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	7/09/17	CNY	720	(365)	1	(366)
2.12%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	N/A	7/09/17	CNY	720	(499)	1	(500)
4.41%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/25/17	MXN	4,053	391	(21)	412
7.52%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/25/16[3]	8/25/17	ZAR	7,740	(72)	—	(72)
7.59%[1]	3-month JIBAR	Morgan Stanley Capital Services LLC	8/26/16[3]	8/26/17	ZAR	4,100	137	—	137
7.50%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	8/28/16[3]	8/28/17	ZAR	5,160	(156)	—	(156)
7.45%[1]	3-month JIBAR	Bank of America N.A.	8/29/16[3]	8/29/17	ZAR	7,740	(466)	—	(466)
7.59%[1]	3-month JIBAR	Citibank N.A.	9/05/16[3]	9/05/17	ZAR	3,040	54	—	54
4.35%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/17/17	MXN	936	85	6	79
4.69%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/16/18	MXN	841	(207)	6	(213)
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	N/A	3/21/18	MXN	826	(30)	12	(42)
4.57%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	3/21/18	MXN	826	(54)	12	(66)
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/01/18	MXN	716	(114)	2	(116)
4.72%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/14/18	MXN	1,100	137	3	134
5.05%[2]	28-day MXIBTIIE	Citibank N.A.	N/A	11/15/19	MXN	776	181	8	173
5.04%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	11/18/19	MXN	735	202	3	199
1.87%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	146,745	1,289	(2)	1,291
1.84%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/24/20	KRW	95,750	744	(1)	745
1.91%[1]	3-month KRW Certificate of Deposit	Barclays Bank PLC	N/A	8/07/20	KRW	29,930	314	(1)	315
1.91%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	8/07/20	KRW	79,160	830	(2)	832
2.57%[1]	3-month LIBOR	Deutsche Bank AG	N/A	10/27/20	USD	300	20,376	—	20,376
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	162	7,586	4	7,582
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	87	(3,640)	(2)	(3,638)
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	N/A	1/04/21	BRL	58	(2,618)	(1)	(2,617)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/04/21	BRL	16	(784)	—	(784)
3.30%[2]	3-month LIBOR	Morgan Stanley Capital Services LLC	N/A	5/06/21	USD	700	(77,714)	—	(77,714)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/16/21	USD	470	(50,978)	—	(50,978)
2.16%[2]	3-month LIBOR	Bank of America N.A.	N/A	5/28/23	USD	200	(6,866)	—	(6,866)
2.31%[2]	3-month LIBOR	Deutsche Bank AG	N/A	5/31/23	USD	200	(9,188)	—	(9,188)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	1,094	(1,956)	(5)	(1,951)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	N/A	11/14/24	MXN	476	(834)	(2)	(832)

106	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/03/25	MXN	672	$ 1,665	$ 9	$ 1,656
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	1/13/25	MXN	494	(1,574)	(2)	(1,572)
5.56%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	1/13/25	MXN	712	(2,254)	(3)	(2,251)
6.43%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	6/06/25	MXN	541	217	(9)	226
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	6/09/25	MXN	271	(11)	(1)	(10)
6.37%[1]	28-day MXIBTIIE	Goldman Sachs International	N/A	6/18/25	MXN	900	71	(5)	76
2.25%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	90,695	2,502	(1)	2,503
2.26%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/09/25	KRW	36,505	1,084	(1)	1,085
2.27%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/10/25	KRW	37,221	1,123	(2)	1,125
2.29%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/13/25	KRW	18,611	585	—	585
2.28%[1]	3-month KRW Certificate of Deposit	UBS AG	N/A	7/14/25	KRW	18,611	570	—	570
2.29%[1]	3-month KRW Certificate of Deposit	Citibank N.A.	N/A	7/15/25	KRW	42,307	1,343	(1)	1,344
6.33%[1]	28-day MXIBTIIE	Bank of America N.A.	N/A	7/16/25	MXN	1,727	(239)	(9)	(230)
6.35%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/16/25	MXN	799	(57)	(4)	(53)
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	864	(144)	(4)	(140)
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	1,733	(328)	(9)	(319)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	915	233	4	229
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	915	233	4	229
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	3,395	909	17	892
6.44%[1]	28-day MXIBTIIE	Citibank N.A.	N/A	8/27/25	MXN	958	339	(5)	344
6.47%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	8/28/25	MXN	958	463	(5)	468
Total							$(138,451)	$960	$(139,411)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	107

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$16,398,918	$2,764,024	$19,162,942
Corporate Bonds	—	50,792,473	—	50,792,473
Foreign Agency Obligations	—	288,725	—	288,725
Foreign Government Obligations	—	3,682,833	—	3,682,833
Non-Agency Mortgage-Backed Securities	—	11,025,098	1,069,660	12,094,758
Other Interests	—	—	—	—
Preferred Securities	$788,305	1,111,531	—	1,899,836
Taxable Municipal Bonds	—	2,449,081	—	2,449,081
U.S. Government Sponsored Agency Securities	—	108,945,550	—	108,945,550
U.S. Treasury Obligations	—	35,038,910	—	35,038,910
Short-Term Securities:
Borrowed Bond Agreements	—	9,494,279	—	9,494,279
Options Purchased:
Interest Rate Contracts	—	5,260	—	5,260
Liabilities:
Investments:
Borrowed Bonds	—	(9,586,072)	—	(9,586,072)
Investments Sold Short	—	(51,168)	—	(51,168)
TBA Sale Commitments	—	(54,381,781)	—	(54,381,781)

Total	$788,305	$175,213,637	$3,833,684	$179,835,626

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$63,529	—	$63,529
Foreign currency exchange contracts	—	21,982	—	21,982
Interest rate contracts	$155,468	128,507	—	283,975
Liabilities:
Credit contracts	—	(80,570)	—	(80,570)
Foreign currency exchange contracts	—	(14,111)	—	(14,111)
Interest rate contracts	(128,694)	(312,116)	—	(440,810)

Total	$26,774	$(192,779)	—	$(166,005)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

108	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$5,865,924	—	—	$5,865,924
Foreign currency at value	110,098	—	—	110,098
Cash pledged for financial futures contracts	400,050	—	—	400,050
Cash pledged for centrally cleared swaps	123,210	—	—	123,210
Liabilities:
Reverse repurchase agreements	—	$(12,150,076)	—	(12,150,076)

Total	$6,499,282	$(12,150,076)	—	$(5,650,794)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets:
Opening Balance, as of December 31, 2014	$1,724,509	$294,700	$ 1,396,320	$3,415,529
Transfers into Level 3	635,759	—	—	635,759
Transfers out of Level 3	(472,281)	—	(337,734)	(810,015)
Accrued discounts/premiums	832	—	1,918	2,750
Net realized gain (loss)	(2,208)	—	7,661	5,453
Net change in unrealized appreciation (depreciation)[1]	13,298	(1,466)	(15,700)	(3,868)
Purchases	1,662,784	—	585,498	2,248,282
Sales	(798,669)	(293,234)	(568,303)	(1,660,206)

Closing Balance, as of September 30, 2015	$2,764,024	—	$ 1,069,660	$3,833,684

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[1]	$10,386	—	$ (15,551)	$(5,165)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	109

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock U.S. Government Bond V.I. Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.86%, 5/20/26 (a)(b)	USD	500	$500,000
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.42%, 8/15/25 (a)(b)		700	689,701
OCP CLO Ltd., Series 2012-2A, Class A2, 1.81%, 11/22/23 (a)(b)		800	798,991
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.40%, 4/20/25 (a)(b)		500	492,500
Progress Residential Trust, Series 2015-SFR1, Class A, 1.61%, 2/17/32 (a)(b)		500	495,169
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.46%, 5/17/32 (a)(b)		200	197,080
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.79%, 4/20/26 (a)(b)		500	499,000
Total Asset-Backed Securities – 4.2%			3,672,441

Foreign Government Obligations		Par (000)	Value
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	3,950	263,310

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities – 2.9%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	441	460,907
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.70%, 7/05/33 (a)(b)		700	698,748
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		400	419,840
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.51%, 12/15/16 (a)(b)		1,000	998,812

			2,578,307
Interest Only Commercial Mortgage-Backed Securities – 2.3%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.65%, 3/10/46 (b)		3,703	269,524
Series 2014-CR14, Class XA, 1.02%, 2/10/47 (b)		1,414	61,084
Series 2015-CR22, Class XA, 1.17%, 3/10/48 (b)		2,392	154,371
Series 2015-CR24, Class XA, 1.04%, 8/10/55 (b)		1,199	75,795
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (b)		2,299	161,302
Series 2015-LC21, Class XA, 1.03%, 7/10/48 (b)		6,986	380,821
Commercial Mortgage Trust, Series 2015-LC19, Class XA, 1.38%, 2/10/48 (b)		1,594	134,401
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		3,895	178,703

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)	USD	3,300	$144,639
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		1,600	119,984
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		23,156	121,012
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.18%, 9/15/58 (b)		999	72,988
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.61%, 3/15/47 (b)		1,620	122,303

			1,996,927
Total Non-Agency Mortgage-Backed Securities – 5.2%			4,575,234

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 10.1%
Fannie Mae, 1.63%, 10/26/15		3,880	3,883,872
Federal Home Loan Bank, 4.00%, 4/10/28		500	560,728
Freddie Mac:
1.25%, 1/30/18		1,880	1,881,350
6.25%, 7/15/32		1,800	2,542,995

			8,868,945
Collateralized Mortgage Obligations – 0.4%
Ginnie Mae, Series 2014-107, Class WX, 6.84%, 7/20/39 (b)		315	372,535
Commercial Mortgage-Backed Securities – 0.5%
Freddie Mac, Series K043, Class A2, 3.06%, 12/25/24		400	412,080
Interest Only Commercial Mortgage-Backed Securities – 0.2%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24 (b)		3,196	137,455
Series K718, Class X1, 0.65%, 1/25/22 (b)		2,196	78,601
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		1,041	10
Series 2003-109, Class IO, 0.00%, 11/16/43 (b)		3,484	35
Series 2003-17, Class IO, 0.00%, 3/16/43 (b)		2,493	25

			216,126

Portfolio Abbreviations

AUD	Australian Dollar	IDR	Indonesian Rupiah	OTC	Over-the-counter
BRL	Brazilian Real	JPY	Japanese Yen	SAR	Saudi Arabian Riyal
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
COP	Colombian Peso	KRW	South Korean Won	USD	U.S. Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound	MYR	Malaysian Ringit

110	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 104.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-10/01/30 (c)	USD	1,799	$1,834,762
3.00%, 4/01/29-10/01/45 (b)(c)		12,558	12,854,230
3.14%, 3/01/41 (b)		102	107,982
3.16%, 12/01/40 (b)		126	133,230
3.35%, 6/01/41 (b)		91	96,155
3.50%, 7/01/26-10/01/45 (c)		12,254	12,852,885
3.52%, 9/01/41 (b)		106	112,330
4.00%, 2/01/25-10/01/45 (c)		6,191	6,620,033
4.50%, 2/01/25-10/01/45 (c)		2,770	3,008,179
5.00%, 10/01/30-10/01/45 (c)		6,561	7,084,779
5.50%, 11/01/21-10/01/45 (c)		1,186	1,315,742
6.00%, 4/01/35-6/01/41		816	926,875
6.50%, 5/01/40		888	1,014,641
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30		326	332,985
3.00%, 1/01/30-10/01/45 (c)		5,884	5,968,593
3.02%, 2/01/41 (b)		127	135,127
3.50%, 4/01/42-10/01/45 (c)		4,639	4,832,869
4.00%, 8/01/44-10/01/45 (c)		4,801	5,112,678
4.50%, 2/01/39-10/01/45 (c)		2,647	2,867,386
5.00%, 8/01/40-10/01/45 (c)		615	676,511
5.50%, 6/01/41-10/01/45 (c)		565	625,331
8.00%, 12/01/29-7/01/30		53	63,715
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-10/15/45 (c)		3,378	3,449,122
3.50%, 12/15/42-10/15/45 (c)		8,408	8,813,619
4.00%, 9/20/40-10/15/45 (c)		4,158	4,434,869
4.50%, 12/20/39-2/15/42		3,801	4,130,803
5.00%, 12/15/38-10/15/45 (c)		727	801,557
5.50%, 1/15/34		998	1,116,427

			91,323,415
Total U.S. Government Sponsored Agency Securities — 115.4%			101,193,101

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45 (d)		6,078	6,074,991
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		2,443	2,341,489
U.S. Treasury Notes:
0.88%, 6/15/17 (d)		5,600	5,627,199
0.63%, 9/30/17		590	589,723
1.88%, 9/30/17-8/31/22		7,545	7,638,746
1.25%, 10/30/18-2/29/20 (d)		8,190	8,192,529
1.50%, 10/31/19 (d)		1,180	1,193,014
1.38%, 8/31/20-9/30/20 (d)		4,135	4,136,683
1.63%, 11/15/22		1,184	1,172,529
2.50%, 8/15/23		1,610	1,682,827
2.38%, 8/15/24 (d)		1,478	1,522,572
2.00%, 8/15/25		2,680	2,665,834
Total U.S. Treasury Obligations — 48.9%			42,838,136
Total Long-Term Investments (Cost — $151,428,370) — 174.0%			152,542,222

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.1%
Deutsche Bank Securities, Inc., 0.09%, Open (Purchased on 9/16/15 to be repurchased at $49,877, collateralized by U.S. Treasury Notes, 1.00% due at 8/15/18, par and fair value of USD 50,000 and $50,133, respectively)	USD	50	$ 49,875
Total Short-Term Securities (Cost — $49,875) — 0.1%			49,875

Options Purchased
(Cost — $17,098) — 0.0%			8,730
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $151,495,343*) — 174.1%			152,600,827

TBA Sale Commitments (c)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/30		268	(273,218)
3.00%, 10/01/30-10/01/45		15,639	(15,911,102)
3.50%, 10/01/30-10/01/45		8,044	(8,416,616)
4.00%, 10/01/45		4,634	(4,942,995)
4.50%, 10/01/45		2,000	(2,167,844)
5.50%, 10/01/45		800	(893,272)
Freddie Mac Mortgage-Backed Securities:
2.50%, 10/01/30		228	(232,427)
3.00%, 10/01/30		337	(350,585)
3.50%, 10/01/45		2,611	(2,716,664)
4.00%, 10/01/45		2,426	(2,582,486)
4.50%, 10/01/45		396	(428,546)
5.00%, 10/01/45		500	(547,657)
5.50%, 10/01/45		100	(110,867)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 10/15/45		483	(492,877)
3.50%, 10/15/45		2,255	(2,362,458)
4.00%, 10/15/45		1,377	(1,467,091)
4.50%, 10/15/45		1,529	(1,642,481)
5.50%, 10/15/45		900	(1,006,400)
Total TBA Sale Commitments (Proceeds — $46,319,259) — (53.1)%			(46,545,586)

Options Written
(Premiums Received — $71,460) — (0.1)%			(107,734)

Borrowed Bonds
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes, 1.00%, 8/15/18		50	(50,133)
Total Borrowed Bonds (Proceeds — $50,010) — (0.1)%			(50,133)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 120.8%			105,897,374
Liabilities in Excess of Other Assets — (20.8)%			(18,256,314)

Net Assets — 100.0%			$ 87,641,060

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	111

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,563,247

Gross unrealized appreciation	$1,647,792
Gross unrealized depreciation	(610,212)

Net unrealized appreciation	$1,037,580

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(4,180,006)	$(13,132)
BNP Paribas Securities Corp.	$(170,770)	$(1,035)
Citigroup Global Markets, Inc.	$3,232,640	$29,399
Credit Suisse Securities (USA) LLC	$(3,885,560)	$(35,504)
Deutsche Bank Securities, Inc.	$(1,543,871)	$(10,684)
Goldman Sachs & Co.	$2,864,051	$47,104
J.P. Morgan Securities LLC	$4,232,209	$16,427
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(643,534)	$15,566
Morgan Stanley & Co. LLC	$2,494,529	$(5,514)
Nomura Securities International, Inc.	$(2,604,179)	$(18,666)
RBC Capital Markets, LLC	$(947,996)	$(6,047)
SG Americas Securities LLC	$(106)	$3
Wells Fargo Securities, LLC	$76,388	$1,229

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•

During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2014	Net Activity	Shares Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	127,083	(127,083)	—	$1,875

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.21%	6/02/15	Open	$1,180,000	$1,180,826	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.20%	6/10/15	Open	1,480,000	1,480,921	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.09%	6/10/15	Open	1,610,000	1,610,451	U.S. Treasury Obligations	Open/Demand[1]
BNP Paribas Securities Corp.	0.09%	6/10/15	Open	4,025,000	4,026,127	U.S. Treasury Obligations	Open/Demand[1]
RBC Capital Markets, LLC	0.18%	6/10/15	Open	1,885,275	1,886,331	U.S. Treasury Obligations	Open/Demand[1]
J.P. Morgan Securities LLC	0.15%	9/30/15	10/01/15	610,000	610,002	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.20%	9/30/15	10/01/15	4,175,000	4,175,023	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.27%	9/30/15	10/01/15	6,078,000	6,078,046	U.S. Treasury Obligations	Overnight
Total				$21,043,275	$21,047,727

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

112	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(35)	Euro Dollar Futures	December 2015	USD	8,713,687	$(12,584)
3	U.S. Treasury Bonds (30 Year)	December 2015	USD	472,031	(6,249)
(20)	U.S. Treasury Notes (10 Year)	December 2015	USD	2,574,687	(12,274)
(14)	U.S. Treasury Notes (2 Year)	December 2015	USD	3,066,438	(1,066)
(6)	U.S. Treasury Notes (5 Year)	December 2015	USD	723,094	(4,397)
(2)	U.S. Ultra Treasury Bonds	December 2015	USD	320,813	(4,483)
22	Euro Dollar Futures	March 2016	USD	5,471,400	18,683
(6)	Euro Dollar Futures	June 2016	USD	1,490,325	(5,019)
19	Euro Dollar Futures	September 2016	USD	4,712,475	5,199
(31)	Euro Dollar Futures	December 2016	USD	7,676,762	(12,923)
10	Euro Dollar Futures	December 2017	USD	2,463,875	37,987

Total					$ 2,874

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	19,632,563	USD	6,333	Credit Suisse International	10/01/15	$ 24
COP	39,273,010	USD	12,667	Goldman Sachs International	10/01/15	51
EUR	11,000	USD	12,240	Goldman Sachs International	10/01/15	51
USD	6,000	COP	17,955,600	Credit Suisse International	10/01/15	186
USD	13,000	COP	40,549,730	Credit Suisse International	10/01/15	(131)
BRL	48,751	USD	12,857	BNP Paribas S.A.	10/02/15	(569)
BRL	97,063	USD	25,000	BNP Paribas S.A.	10/02/15	(535)
BRL	16,182	USD	4,222	Goldman Sachs International	10/02/15	(143)
BRL	38,660	USD	10,000	Goldman Sachs International	10/02/15	(255)
BRL	42,284	USD	11,143	Goldman Sachs International	10/02/15	(485)
BRL	65,640	USD	17,000	Goldman Sachs International	10/02/15	(455)
BRL	56,495	USD	14,778	JPMorgan Chase Bank N.A.	10/02/15	(538)
BRL	63,126	USD	16,367	Morgan Stanley & Co. International PLC	10/02/15	(455)
BRL	30,560	USD	8,000	Royal Bank of Scotland PLC	10/02/15	(297)
BRL	34,394	USD	9,000	Royal Bank of Scotland PLC	10/02/15	(331)
BRL	65,756	USD	17,000	UBS AG	10/02/15	(426)
MXN	186,280	USD	11,000	Deutsche Bank AG	10/02/15	17
MXN	219,456	USD	12,800	Deutsche Bank AG	10/02/15	180
MXN	1,093,958	USD	64,000	Deutsche Bank AG	10/02/15	701
MXN	185,991	USD	11,000	JPMorgan Chase Bank N.A.	10/02/15	–
MXN	184,834	USD	11,000	UBS AG	10/02/15	(68)
USD	3,500	BRL	12,920	BNP Paribas S.A.	10/02/15	243
USD	8,500	BRL	30,702	Deutsche Bank AG	10/02/15	761
USD	8,500	BRL	30,668	Goldman Sachs International	10/02/15	770
USD	10,667	BRL	39,200	Goldman Sachs International	10/02/15	786
USD	12,750	BRL	48,760	Goldman Sachs International	10/02/15	460
USD	64,000	BRL	234,490	Goldman Sachs International	10/02/15	4,895

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	113

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,400	BRL	23,459	Morgan Stanley & Co. International PLC	10/02/15	487
USD	8,000	BRL	30,148	Morgan Stanley & Co. International PLC	10/02/15	401
USD	12,800	BRL	47,073	Morgan Stanley & Co. International PLC	10/02/15	935
USD	4,250	BRL	16,203	UBS AG	10/02/15	166
USD	6,000	BRL	23,127	UBS AG	10/02/15	171
USD	15,000	MXN	252,810	Bank of America N.A.	10/02/15	48
USD	10,800	MXN	177,530	Goldman Sachs International	10/02/15	300
USD	13,000	MXN	217,742	JPMorgan Chase Bank N.A.	10/02/15	122
USD	15,000	MXN	252,510	JPMorgan Chase Bank N.A.	10/02/15	66
USD	11,000	MXN	185,393	Morgan Stanley & Co. International PLC	10/02/15	35
USD	15,000	MXN	252,051	Morgan Stanley & Co. International PLC	10/02/15	93
USD	15,000	MXN	246,038	UBS AG	10/02/15	448
USD	15,000	MXN	251,882	UBS AG	10/02/15	103
USD	14,000	ZAR	192,644	BNP Paribas S.A.	10/06/15	114
USD	14,000	ZAR	192,882	BNP Paribas S.A.	10/06/15	97
ZAR	116,399	USD	8,400	BNP Paribas S.A.	10/06/15	(10)
ZAR	206,191	USD	15,000	Citibank N.A.	10/06/15	(137)
ZAR	63,532	USD	4,600	Credit Suisse International	10/06/15	(21)
MYR	25,606	USD	6,000	JPMorgan Chase Bank N.A.	10/08/15	(178)
USD	6,000	MYR	25,710	Deutsche Bank AG	10/08/15	155
CLP	5,513,440	USD	8,000	Credit Suisse International	10/13/15	(89)
COP	12,571,160	USD	4,000	Credit Suisse International	10/13/15	65
COP	6,092,000	USD	2,000	Royal Bank of Scotland PLC	10/13/15	(30)
USD	8,000	CLP	5,420,856	BNP Paribas S.A.	10/13/15	221
USD	2,000	COP	6,113,280	Credit Suisse International	10/13/15	23
USD	4,000	COP	11,990,800	Credit Suisse International	10/13/15	123
MXN	418,496	USD	25,000	Morgan Stanley & Co. International PLC	10/14/15	(274)
MXN	622,394	USD	37,000	Morgan Stanley & Co. International PLC	10/14/15	(228)
USD	10,000	MXN	166,029	Goldman Sachs International	10/14/15	191
USD	11,000	MXN	185,418	Goldman Sachs International	10/14/15	45
USD	11,000	MXN	188,086	Goldman Sachs International	10/14/15	(113)
USD	8,000	MXN	132,277	UBS AG	10/14/15	185
USD	10,000	MXN	167,627	UBS AG	10/14/15	96
USD	12,000	MXN	202,309	UBS AG	10/14/15	47
USD	9,000	ZAR	126,198	BNP Paribas S.A.	10/14/15	(84)
USD	9,000	ZAR	126,779	Citibank N.A.	10/14/15	(125)
ZAR	55,937	USD	4,000	Citibank N.A.	10/14/15	26
ZAR	194,708	USD	14,000	Morgan Stanley & Co. International PLC	10/14/15	15
MXN	206,064	USD	12,000	Bank of America N.A.	10/15/15	174
MXN	84,819	USD	5,000	Goldman Sachs International	10/15/15	11
MXN	101,602	USD	6,000	Goldman Sachs International	10/15/15	2
MXN	135,424	USD	8,000	Goldman Sachs International	10/15/15	—
MXN	34,084	USD	2,000	JPMorgan Chase Bank N.A.	10/15/15	14
MXN	203,220	USD	12,000	UBS AG	10/15/15	6
MYR	30,247	USD	7,000	JPMorgan Chase Bank N.A.	10/15/15	(126)
USD	13,000	MXN	222,571	Barclays Bank PLC	10/15/15	(149)
USD	6,000	MXN	103,578	Deutsche Bank AG	10/15/15	(119)
USD	8,000	MXN	136,361	Goldman Sachs International	10/15/15	(56)
USD	6,000	MXN	103,558	JPMorgan Chase Bank N.A.	10/15/15	(118)

114	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,000	MXN	198,402	UBS AG	10/15/15	279
COP	14,980,000	USD	5,000	Deutsche Bank AG	10/19/15	(160)
USD	5,000	COP	15,290,100	Credit Suisse International	10/19/15	59
USD	274,211	MXN	4,369,000	BNP Paribas S.A.	10/20/15	16,216
CLP	4,095,900	USD	6,000	BNP Paribas S.A.	10/21/15	(127)
IDR	188,370,000	USD	13,000	BNP Paribas S.A.	10/21/15	(249)
USD	6,000	CLP	4,058,040	BNP Paribas S.A.	10/21/15	181
USD	6,500	IDR	95,907,500	Morgan Stanley & Co. International PLC	10/21/15	8
EUR	13,000	USD	14,527	UBS AG	10/22/15	5
USD	14,767	EUR	13,000	Goldman Sachs International	10/22/15	236
USD	4,456	KRW	5,262,131	JPMorgan Chase Bank N.A.	10/23/15	20
CLP	12,511,224	USD	18,000	BNP Paribas S.A.	10/26/15	(69)
USD	9,000	CLP	6,401,925	BNP Paribas S.A.	10/26/15	(175)
USD	9,000	CLP	6,333,660	Credit Suisse International	10/26/15	(77)
USD	11,000	KRW	13,156,000	Standard Chartered Bank	10/26/15	(88)
USD	10,000	MYR	43,218	Deutsche Bank AG	10/26/15	187
USD	11,000	ZAR	151,305	BNP Paribas S.A.	10/28/15	136
USD	11,200	ZAR	155,995	Credit Suisse International	10/28/15	(1)
USD	14,000	ZAR	192,808	JPMorgan Chase Bank N.A.	10/28/15	156
ZAR	149,684	USD	11,000	BNP Paribas S.A.	10/28/15	(252)
ZAR	207,300	USD	15,000	BNP Paribas S.A.	10/28/15	(116)
ZAR	141,403	USD	10,200	Credit Suisse International	10/28/15	(47)
IDR	96,850,000	USD	6,500	BNP Paribas S.A.	10/29/15	35
JPY	1,553,987	USD	13,000	Credit Suisse International	10/29/15	(42)
USD	13,000	JPY	1,572,363	Royal Bank of Scotland PLC	10/29/15	(112)
MXN	1,253,768	USD	73,500	Citibank N.A.	11/30/15	297
MXN	1,253,819	USD	73,500	Citibank N.A.	11/30/15	300
MXN	2,496,285	USD	146,333	Deutsche Bank AG	11/30/15	599
MXN	2,501,220	USD	146,667	Goldman Sachs International	11/30/15	556
USD	440,000	MXN	7,414,880	Morgan Stanley & Co. International PLC	11/30/15	3,558
GBP	150,000	USD	228,234	UBS AG	12/16/15	(1,392)
GBP	150,000	USD	228,234	UBS AG	12/16/15	(1,392)
MXN	7,423,240	USD	440,000	Morgan Stanley & Co. International PLC	12/16/15	(3,636)
USD	425,365	AUD	610,000	Bank of America N.A.	12/16/15	(997)
USD	465,279	GBP	300,000	Goldman Sachs International	12/16/15	11,596
USD	80,000	MXN	1,321,856	Credit Suisse International	12/16/15	2,297
USD	90,000	MXN	1,520,192	JPMorgan Chase Bank N.A.	12/16/15	638
USD	270,000	MXN	4,480,693	Morgan Stanley & Co. International PLC	12/16/15	6,609
Total						$42,601

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	115

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

   OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	HSBC Bank PLC	10/09/15	JPY	121.50	USD	32	$ 61
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	440	3,332
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	445	3,369
EUR Currency	Put	Deutsche Bank AG	10/12/15	USD	1.11	EUR	34	175
Total								$6,937

   OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Barclays Bank PLC	Put	3.05%	Pay	3-month LIBOR	11/27/15	USD	665	$1,793

    OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	900	$(106,620)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	900	(1,114)
Total									$(107,734)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	1/12/16[2]	1/12/17	USD	4,812	$ (29,689)
1.50%[1]	3-month LIBOR	N/A	2/28/19	USD	3,100	(47,138)
1.95%[3]	3-month LIBOR	9/05/17[2]	9/05/19	USD	4,515	27,981
1.89%[3]	3-month LIBOR	9/15/17[2]	9/15/19	USD	2,295	10,926
1.60%[3]	3-month LIBOR	10/05/15[2]	11/30/19	USD	3,100	45,643
3.26%[1]	3-month LIBOR	N/A	11/18/24	USD	2,100	(195,569)
2.50%[1]	3-month LIBOR	N/A	5/27/25	USD	900	(57,826)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	31	(808)
2.26%[1]	3-month LIBOR	N/A	8/20/25	USD	8	(203)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	15	205
2.71%[1]	3-month LIBOR	9/05/17[2]	9/05/27	USD	1,010	(23,860)
2.67%[1]	3-month LIBOR	9/15/17[2]	9/15/27	USD	515	(9,936)
2.99%[1]	3-month LIBOR	N/A	5/15/40	USD	600	(65,074)
3.04%[3]	3-month LIBOR	9/30/15[2]	2/15/41	USD	300	32,455
2.86%[3]	3-month LIBOR	9/30/15[2]	2/15/41	USD	300	21,798
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	135	2,982
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	130	2,563
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	265	19,230
Total						$(266,320)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

116	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock U.S. Government Bond V.I. Fund

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.36%[1]	3-month LIBOR	Citibank N.A.	12/20/15	USD	2,200	$24,176	—	$24,176
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	640	(111)	(3)	(108)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	218	56	1	55
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	218	55	1	54
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	810	217	4	213
Total						$24,393	3	$24,390

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$2,180,941	$1,491,500	$3,672,441
Foreign Government Obligations	—	263,310	—	263,310
Non-Agency Mortgage-Backed Securities	—	4,426,451	148,783	4,575,234
U.S. Government Sponsored Agency Securities	—	101,193,101	—	101,193,101
U.S. Treasury Obligations	—	42,838,136	—	42,838,136
Short-Term Securities:
Borrowed Bond Agreements	—	49,875	—	49,875
Options Purchased:
Foreign Currency Exchange Contracts	—	6,937	—	6,937
Interest Rate Contracts	—	1,793	—	1,793
Liabilities:
Investments:
Borrowed Bonds	—	(50,133)	—	(50,133)
TBA Sale Commitments	—	(46,545,586)	—	(46,545,586)
Total	$—	$104,364,825	$1,640,283	$106,005,108

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	117

Schedule of Investments (concluded)	BlackRock U.S. Government Bond V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$58,078	—	$58,078
Interest rate contracts	$61,869	188,281	—	250,150
Liabilities:
Foreign currency exchange contracts	—	(15,477)	—	(15,477)
Interest rate contracts	(58,995)	(537,945)	—	(596,940)

Total	$2,874	$(307,063)	—	$(304,189)

[1]       Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,254,627	—	—	$2,254,627
Foreign currency at value	22,915	—	—	22,915
Cash pledged for financial futures contracts	67,710	—	—	67,710
Cash pledged for centrally cleared swaps	105,470	—	—	105,470
Liabilities:
Reverse repurchase agreements	—	$(21,047,727)	—	(21,047,727)

Total	$2,450,722	$(21,047,727)	—	$(18,597,005)

During the period ended September 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2014	—	—	—
Transfers into Level 3[1]	$1,480,995	—	$1,480,995
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	493	—	493
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[2]	10,012	$(1,322)	8,690
Purchases	—	150,105	150,105
Sales	—	—	—
Closing Balance, as of September 30, 2015	$1,491,500	$148,783	$1,640,283

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015[2]	$10,012	$(1,322)	$8,690

[1]

As of December 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $ 1,480,995 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

118	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Value Opportunities V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.3%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	126,200	$2,041,916
American Science & Engineering, Inc.	25,000	889,000
Esterline Technologies Corp. (a)(b)	13,000	934,570
KLX, Inc. (a)	43,700	1,561,838
Moog, Inc., Class A (a)	41,100	2,222,277
Teledyne Technologies, Inc. (a)	11,400	1,029,420
Triumph Group, Inc.	27,084	1,139,695

		9,818,716
Air Freight & Logistics — 0.3%
UTi Worldwide, Inc. (a)	170,857	784,234
Auto Components — 0.8%
Dorman Products, Inc. (a)(b)	25,344	1,289,756
Tenneco, Inc. (a)	13,195	590,740

		1,880,496
Banks — 11.2%
Bank of Hawaii Corp.	24,700	1,568,203
CenterState Banks, Inc.	164,900	2,424,030
FCB Financial Holdings, Inc., Class A (a)	33,500	1,092,770
First Financial Bancorp	154,800	2,953,584
First Horizon National Corp.	136,200	1,931,316
Green Bancorp, Inc. (a)	19,200	220,032
Hanmi Financial Corp.	13,700	345,240
NBT Bancorp, Inc. (b)	78,700	2,120,178
Opus Bank	58,687	2,244,191
PrivateBancorp, Inc.	40,800	1,563,864
S&T Bancorp, Inc. (b)	91,800	2,994,516
TriState Capital Holdings, Inc. (a)	176,800	2,204,696
United Bankshares, Inc. (b)	40,900	1,553,791
United Community Banks, Inc.	119,000	2,432,360

		25,648,771
Beverages — 0.9%
Cott Corp.	196,152	2,124,326
Biotechnology — 0.0%
MannKind Corp. (a)(b)	810	2,600
XOMA Corp. (a)(b)	5,307	3,989

		6,589
Building Products — 0.8%
Continental Building Products, Inc. (a)	88,400	1,815,736
Capital Markets — 0.1%
Financial Engines, Inc. (b)	10,000	294,700
Chemicals — 2.2%
Axiall Corp.	42,907	673,211
Huntsman Corp.	65,300	632,757
Kraton Performance Polymers, Inc. (a)	111,277	1,991,858
Stepan Co.	44,400	1,847,484

		5,145,310
Commercial Services & Supplies — 0.9%
Matthews International Corp., Class A	42,332	2,072,998
Communications Equipment — 1.6%
ARRIS Group, Inc. (a)	67,008	1,740,198
Lumentum Holdings, Inc. (a)	36,980	626,811
Viavi Solutions, Inc. (a)	261,700	1,405,329

		3,772,338
Construction & Engineering — 2.5%
EMCOR Group, Inc.	83,600	3,699,300
MYR Group, Inc. (a)	77,900	2,040,980

		5,740,280

Common Stocks	Shares	Value
Consumer Finance — 0.5%
Cash America International, Inc. (b)	44,400	$1,241,868
Diversified Consumer Services — 0.4%
Lincoln Educational Services Corp.	214,143	109,213
Regis Corp. (a)	64,640	846,784

		955,997
Electric Utilities — 3.6%
ALLETE, Inc.	66,200	3,342,438
El Paso Electric Co.	84,500	3,111,290
PNM Resources, Inc.	63,200	1,772,760

		8,226,488
Electrical Equipment — 0.1%
AZZ, Inc.	6,300	306,747
Electronic Equipment, Instruments & Components — 7.3%
Anixter International, Inc. (a)	28,000	1,617,840
Ingram Micro, Inc., Class A	72,029	1,962,070
Itron, Inc. (a)	83,500	2,664,485
Newport Corp. (a)	77,756	1,069,145
OSI Systems, Inc. (a)	35,393	2,723,845
Plexus Corp. (a)	82,700	3,190,566
SYNNEX Corp. (b)	40,634	3,456,328

		16,684,279
Energy Equipment & Services — 2.3%
CARBO Ceramics, Inc. (b)	46,200	877,338
Dril-Quip, Inc. (a)	3,600	209,592
Patterson-UTI Energy, Inc.	88,200	1,158,948
Superior Energy Services, Inc.	102,200	1,290,786
TETRA Technologies, Inc. (a)	297,646	1,759,088

		5,295,752
Food & Staples Retailing — 1.3%
Smart & Final Stores, Inc. (a)(b)	61,300	963,023
SUPERVALU, Inc. (a)	292,015	2,096,668

		3,059,691
Food Products — 0.5%
Amplify Snack Brands, Inc. (a)	6,424	68,801
Pinnacle Foods, Inc.	27,843	1,166,065

		1,234,866
Gas Utilities — 2.6%
Laclede Group, Inc.	34,600	1,886,738
Northwest Natural Gas Co. (b)	35,200	1,613,568
South Jersey Industries, Inc. (b)	101,500	2,562,875

		6,063,181
Health Care Equipment & Supplies — 6.8%
Accuray, Inc. (a)(b)	368,758	1,841,946
Hansen Medical, Inc. (a)(b)	122,992	462,450
Invacare Corp.	175,758	2,543,218
Merit Medical Systems, Inc. (a)	139,274	3,330,041
NuVasive, Inc. (a)	93,436	4,505,484
OraSure Technologies, Inc. (a)	368,655	1,636,828
Tandem Diabetes Care, Inc. (a)(b)	148,919	1,311,976

		15,631,943
Health Care Providers & Services — 2.6%
Landauer, Inc.	70,978	2,625,476
Owens & Minor, Inc. (b)	107,976	3,448,753

		6,074,229
Hotels, Restaurants & Leisure — 1.4%
Interval Leisure Group, Inc.	69,805	1,281,620

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	119

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure (continued)
La Quinta Holdings, Inc. (a)	40,502	$639,122
Papa John’s International, Inc. (b)	17,327	1,186,553

		3,107,295
Household Durables — 0.6%
Taylor Morrison Home Corp., Class A (a)	68,603	1,280,132
Insurance — 5.0%
Argo Group International Holdings Ltd.	38,020	2,151,552
Fidelity & Guaranty Life	47,000	1,153,380
Heritage Insurance Holdings, Inc. (a)	46,200	911,526
Maiden Holdings Ltd.	118,100	1,639,228
ProAssurance Corp.	70,800	3,474,156
Selective Insurance Group, Inc.	67,500	2,096,550

		11,426,392
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A (a)	135,107	1,229,474
IT Services — 1.6%
Acxiom Corp. (a)	87,500	1,729,000
CSG Systems International, Inc.	66,025	2,033,570

		3,762,570
Leisure Products — 0.4%
MCBC Holdings, Inc. (a)	65,989	855,217
Life Sciences Tools & Services — 0.3%
Pacific Biosciences of California, Inc. (a)(b)	166,118	607,992
Machinery — 4.4%
Actuant Corp., Class A (b)	145,000	2,666,550
Albany International Corp., Class A	31,000	886,910
Astec Industries, Inc.	42,900	1,437,579
Chart Industries, Inc. (a)	48,541	932,473
CIRCOR International, Inc.	42,071	1,687,889
RBC Bearings, Inc. (a)(b)	29,000	1,732,170
Standex International Corp.	11,100	836,385

		10,179,956
Media — 1.7%
AMC Entertainment Holdings, Inc., Class A	43,861	1,104,859
Carmike Cinemas, Inc. (a)	55,832	1,121,665
Live Nation Entertainment, Inc. (a)	70,086	1,684,867

		3,911,391
Metals & Mining — 2.1%
Haynes International, Inc.	64,447	2,438,674
Materion Corp.	34,714	1,042,114
Rubicon Minerals Corp. (a)(b)	1,664,344	1,248,757

		4,729,545
Multiline Retail — 0.5%
Fred’s, Inc., Class A (b)	91,473	1,083,955
Oil, Gas & Consumable Fuels — 2.0%
Callon Petroleum Co. (a)	152,575	1,112,272
Oasis Petroleum, Inc. (a)(b)	115,956	1,006,498
SM Energy Co. (b)	76,900	2,463,876

		4,582,646
Paper & Forest Products — 1.0%
PH Glatfelter Co.	137,500	2,367,750
Professional Services — 1.2%
Kforce, Inc.	68,300	1,794,924
TriNet Group, Inc. (a)	57,200	960,960

		2,755,884
Real Estate Investment Trusts (REITs) — 6.4%
Armada Hoffler Properties, Inc.	141,688	1,384,292

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Cedar Realty Trust, Inc.	284,412	$1,766,199
CyrusOne, Inc.	89,253	2,915,003
Education Realty Trust, Inc.	56,407	1,858,611
LTC Properties, Inc.	61,138	2,608,758
Pennsylvania Real Estate Investment Trust	122,985	2,438,793
Rouse Properties, Inc. (b)	106,809	1,664,084

		14,635,740
Real Estate Management & Development — 0.6%
Marcus & Millichap, Inc. (a)	29,322	1,348,519
Semiconductors & Semiconductor Equipment — 3.0%
Cypress Semiconductor Corp.	22,000	187,440
DSP Group, Inc. (a)	111,000	1,011,210
Exar Corp. (a)	145,000	862,750
Microsemi Corp. (a)	86,800	2,848,776
Semtech Corp. (a)	58,500	883,350
Ultratech, Inc. (a)	75,300	1,206,306

		6,999,832
Software — 2.0%
Mentor Graphics Corp.	73,200	1,802,916
PTC, Inc. (a)	58,600	1,859,964
Zynga, Inc., Class A (a)	435,400	992,712

		4,655,592
Specialty Retail — 5.7%
Children’s Place, Inc.	20,191	1,164,415
DSW, Inc., Class A	85,540	2,165,017
Genesco, Inc. (a)	2,372	135,370
Kirkland’s, Inc.	50,734	1,092,810
Men’s Wearhouse, Inc. (b)	89,642	3,811,578
Murphy USA, Inc. (a)	18,825	1,034,434
Party City Holdco, Inc. (a)(b)	106,913	1,707,401
Penske Automotive Group, Inc.	42,531	2,060,202

		13,171,227
Technology Hardware, Storage & Peripherals — 0.4%
Stratasys Ltd. (a)(b)	37,500	993,375
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. (a)	25,458	329,045
G-III Apparel Group Ltd. (a)	32,806	2,022,818
Oxford Industries, Inc.	9,852	727,866
Vera Bradley, Inc. (a)	6,391	80,590

		3,160,319
Thrifts & Mortgage Finance — 1.4%
Essent Group Ltd. (a)	73,700	1,831,445
HomeStreet, Inc. (a)	54,700	1,263,570

		3,095,015
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc.	75,100	2,865,065
DXP Enterprises, Inc. (a)	42,500	1,159,400

		4,024,465
Total Common Stocks — 99.0%		227,843,818

120	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund

Warrants	Shares	Value
Biotechnology — 0.0%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40) (a)	53,200	$34,580
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76) (a)	47,650	—
Total Warrants — 0.0%		34,580
Total Long-Term Investments (Cost — $231,471,898) — 99.0%		227,878,398

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	2,256,544	$2,256,544
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.26% (c)(d)(e)	$20,538	20,538,094
Total Short-Term Securities (Cost — $22,794,638) — 9.9%		22,794,638
Total Investments (Cost — $254,266,536*) — 108.9%		250,673,036
Liabilities in Excess of Other Assets — (8.9)%		(20,500,324)

Net Assets — 100.0%		$230,172,712

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$254,772,009

Gross unrealized appreciation	$23,311,543
Gross unrealized depreciation	(27,410,516)

Net unrealized depreciation	$(4,098,973)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,536,061	(279,517)	2,256,544	$1,380
BlackRock Liquidity Series, LLC, Money Market Series	$22,645,608	$(2,107,514)	$20,538,094	$181,524	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015	121

Schedule of Investments (concluded)	BlackRock Value Opportunities V.I. Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$227,843,818	—	—	$227,843,818
Warrants[1]	34,580	$—	—	34,580
Short-Term Securities	2,256,544	20,538,094	—	22,794,638

Total	$230,134,942	$20,538,094	—	$250,673,036

[1] See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(16,311)	—	$(16,311)
Collateral on securities loaned at value	—	(20,538,094)	—	(20,538,094)

Total	—	$(20,554,405)	—	$(20,554,405)

During the period ended September 30, 2015, there were no transfers between levels.

122	BLACKROCK VARIABLE SERIES FUNDS, INC.	SEPTEMBER 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.

Date:	November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.

Date:	November 23, 2015